UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04375

Name of Fund:	BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2022

Date of reporting period: 12/31/2021

Item 1 – Reports to Stockholders

(a) The Report to Shareholders is attached herewith.

DECEMBER 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Multi-State Municipal Series Trust

•	BlackRock New York Municipal Opportunities Fund

BlackRock Municipal Bond Fund, Inc.

•	BlackRock High Yield Municipal Fund
•	BlackRock National Municipal Fund
•	BlackRock Short-Term Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.

The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	11.67%	28.71%

U.S. small cap equities (Russell 2000® Index)	(2.31)	14.82

International equities (MSCI Europe, Australasia, Far East Index)	2.24	11.26

Emerging market equities (MSCI Emerging Markets Index)	(9.30)	(2.54)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.05

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.44	(3.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.06	(1.54)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.52	1.77

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.59	5.26

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2021	BlackRock New York Municipal Opportunities Fund

Investment Objective

BlackRock New York Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal income tax and New York State and New York City personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2021, all of the Fund’s share classes outperformed its new primary benchmark, the Bloomberg Municipal Bond Index and its new secondary benchmark, a customized weighted index comprised of 85% Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD/10% New York Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (the “Customized Reference Benchmark”), except for Investor C Shares, which performed in line with both benchmarks. For the six-month period ended December 31, 2021, all of the Fund’s share classes outperformed its former primary benchmark, the S&P® Municipal Bond Index and its former secondary benchmark, the S&P® New York Municipal Bond Index, except for Investor C Shares, which underperformed its former primary benchmark and performed in line with its former secondary benchmark. The following discussion of relative performance pertains to the Customized Reference Benchmark.

What factors influenced performance?

Municipal bonds produced flat returns in the second half of 2021. The fixed-income market, in general, was pressured by rising inflation and expectations that the Fed will need to begin raising interest rates in 2022. Tax-exempt debt finished somewhat ahead of the taxable market, reflecting the combination of robust investor demand and a continued improvement in municipal finances. New York municipal bonds produced returns in line with the national market.

The Fund’s use of U.S. Treasury futures to manage interest-rate risk helped performance given that U.S. Treasury yields rose. Positions in lower-quality securities (those rated A and lower), which continued to outperform, also aided results. Holdings in Puerto Rico debt — primarily in the state tax-backed and utilities sectors — was particularly helpful.

The Fund also benefited from its positions in bonds with maturities of 15 years and above. The municipal yield curve flattened during the period, with short- to intermediate-term yields rising marginally and longer-term yields decreasing slightly. (Prices and yields move in opposite directions). In this environment, the Fund’s holdings in short- to intermediate-term bonds detracted slightly.

Describe recent portfolio activity.

The Fund’s activity was primarily driven by new issuance and the investment adviser’s efforts to diversify the portfolio. New issuance of New York municipal bonds was quite robust in first part of the period, leading to more attractive valuations. The Fund used these cheaper valuations to add to the longer parts of the yield curve, particularly the 15-to 20-year range. Toward the end of the year, valuations tightened as issuance slowed. Still, the investment adviser identified opportunities to add select new holdings to augment diversification. The Fund’s weightings in AA securities increased over the course of the full period, as did its allocations to the education and transportation sectors.

Describe portfolio positioning at period end.

The Fund ended 2021 with an overweight in longer-maturity bonds, largely those in the 15- to 20-year range. Additionally, it maintained an overweight in lower-quality issues (those rated A and below). The Fund’s duration was beneath that of the benchmark at the close of the year.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2021 (continued)	BlackRock New York Municipal Opportunities Fund

Performance

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	0.97%	0.91%	0.93%	5.52%	N/A	4.11%	N/A	4.33%	N/A
Investor A	0.69	0.64	0.89	5.26	0.78%	3.87	2.97%	4.08	3.63%
Investor A1	0.83	0.78	0.97	5.42	N/A	4.02	N/A	4.24	N/A
Investor C	(0.02)	(0.08)	0.42	4.47	3.47	3.07	3.07	3.47	3.47
Class K	1.02	0.96	1.04	5.57	N/A	4.15	N/A	4.35	N/A
Bloomberg Municipal Bond Index(c)(d)	—	—	0.45	1.52	N/A	4.17	N/A	3.72	N/A
Customized Reference Benchmark(c)	—	—	0.42	2.40	N/A	4.40	N/A	N/A	N/A
S&P® Municipal Bond Index(e)	—	—	0.52	1.77	N/A	4.03	N/A	3.79	N/A
S&P® New York Municipal Bond Index(f)	—	—	0.46	2.10	N/A	3.82	N/A	3.62	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its assets in investment grade New York municipal bonds. The Fund’s returns prior to February 18, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.

(c)

Effective October 1, 2021, the Fund has changed the benchmarks against which it measures its performance from the S&P® Municipal Bond Index and the S&P® New York Municipal Bond Index to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 85% Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD/10% New York Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (the “Customized Reference Benchmark”). The Customized Reference Benchmark commenced in September 2016; therefore, it does not have a 10- year return.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
(e)	A broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.
(f)	The S&P® New York Municipal Bond Index includes all New York bonds in the S&P® Municipal Bond Index.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Including Interest Expense and Fees(b)	Excluding Interest Expense and Fees(b)	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period(b)	Ending Account Value (06/30/22)	Expenses Paid During the Period(b)	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$1,009.30	$2.73	$2.53	$1,000.00	$1,022.48	$2.75	$1,022.68	$2.55	0.54%	0.50%
Investor A	1,000.00	1,008.90	4.00	3.80	1,000.00	1,021.22	4.02	1,021.42	3.82	0.79	0.75
Investor A1	1,000.00	1,009.70	3.24	3.04	1,000.00	1,021.98	3.26	1,022.18	3.06	0.64	0.60
Investor C	1,000.00	1,004.20	7.78	7.58	1,000.00	1,017.44	7.83	1,017.64	7.63	1.54	1.50
Class K	1,000.00	1,010.40	2.48	2.28	1,000.00	1,022.74	2.50	1,022.94	2.29	0.49	0.45

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

F U N D S U M M A R Y	5

Fund Summary as of December 31, 2021 (continued)	BlackRock New York Municipal Opportunities Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments
County/City/Special District/School District	22%
Transportation	21
State	18
Utilities	14
Education	9
Housing	7
Corporate	3
Tobacco	3
Health	3
Other*	—	(c)

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(d)	Percentage
2022	10%
2023	5
2024	6
2025	5
2026	11

CREDIT QUALITY ALLOCATION

Credit Rating(a)(e)	Percent of Total Investments
AAA/Aaa	11%
AA/Aa	48
A	21
BBB/Baa	4
BB/Ba	2
B	1
N/R(f)	13

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Rounds to less than 1% of total investments.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2021, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

*	Includes one or more investment categories that individually represents less than 1% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2021	BlackRock High Yield Municipal Fund

Investment Objective

BlackRock High Yield Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2021, all of the Fund’s share classes underperformed its new primary benchmark, the Bloomberg Municipal High Yield Bond Index, except for the Fund’s Institutional Shares, which performed in line with its new primary benchmark. For the same period, all of the Fund’s share classes outperformed its new secondary benchmark, a customized weighted index comprised of 20% Bloomberg Municipal Bond Rated Baa Index / 60% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index / 20% Bloomberg Municipal Investment Grade ex BBB (the “High Yield Customized Reference Benchmark”), except for the Fund’s Investor C Shares, which underperformed the High Yield Customized Reference Benchmark. For the six-month period ended December 31, 2021, all of the Fund’s share classes outperformed its former primary benchmark, the S&P® Municipal Bond Index. For the same period, all of the Fund’s share classes outperformed its former custom secondary benchmark, the Custom High Yield Index (as described below), except for Investor C Shares, which underperformed the former custom secondary benchmark. The following discussion of relative performance pertains to the High Yield Customized Reference Benchmark.

What factors influenced performance?

Municipal bonds produced flat returns in the second half of 2021. The fixed-income market, in general, was pressured by rising inflation and expectations that the Fed will need to begin raising interest rates in 2022. Tax-exempt debt finished somewhat ahead of the taxable market, reflecting the combination of robust investor demand and a continued improvement in municipal finances. Lower-quality, higher-yielding issues outperformed the broader tax-exempt market thanks to improving credit conditions and investors’ strong appetite for yield.

Investments in the distressed debt of various issuers in Puerto Rico, including general obligations of the Commonwealth and bonds issued on behalf of the electric power authority, were top contributors to Fund performance. Positions across a broad range of unrated securities issued on behalf of charter schools, utilities, residential development districts and stand-alone project financings helped results, as well. The Fund further benefited from its allocation to bonds with maturities of 20 years and above, which outperformed the broader market. An allocation to the state tax-backed sector also contributed positively.

The Fund’s elevated cash position was the largest detractor from performance. The large cash weighting reflected both the low level of yield spreads and the investment adviser’s desire to maintain a high level of liquidity. Although cash was a drag on performance, the portfolio remained aggressively enough positioned to offset the adverse effect. Investments in various local tax-backed credits that underperformed also detracted from results, as did a modest underweight in the transportation sector. The Fund sought to manage interest rate risk using U.S. Treasury futures, which was a very small detractor.

Describe recent portfolio activity.

The investment adviser modestly increased the portfolio’s weighting in speculative grade issues, reflecting its more constructive outlook on high-yield municipal credit fundamentals. New investments were concentrated in the health care, multi-family housing, electric utility and education sectors. On the other hand, the investment adviser reduced the Fund’s positions in the transportation and local tax-backed sectors.

Describe portfolio positioning at period end.

The portfolio was positioned for continued positive market performance. Portfolio duration (interest rate sensitivity) remained modestly higher than the benchmark due to an emphasis on longer-dated securities. With this said, the investment adviser believed caution was warranted given that valuations were somewhat stretched on both an absolute and relative basis at year end. The Fund therefore maintained substantial cash reserves to provide a cushion against market weakness and have the latitude to capitalize on potential volatility.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of December 31, 2021 (continued)	BlackRock High Yield Municipal Fund

Performance

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	1.87%	1.86%	1.55%	9.21%	N/A	6.95%	N/A	6.45%	N/A
Investor A	1.55	1.54	1.33	8.85	4.23%	6.69	5.76%	6.18	5.72%
Investor C	0.87	0.84	0.95	8.02	7.02	5.88	5.88	5.54	5.54
Class K	1.92	1.91	1.48	9.16	N/A	6.96	N/A	6.46	N/A
Bloomberg Municipal High Yield Bond Index(c)(d)	—	—	1.55	7.77	N/A	7.53	N/A	6.72	N/A
High Yield Customized Reference Benchmark(c)	—	—	1.19	5.85	N/A	6.53	N/A	N/A	N/A
S&P® Municipal Bond Index(e)	—	—	0.52	1.77	N/A	4.03	N/A	3.79	N/A
Custom High Yield Index(f)	—	—	1.21	6.81	N/A	7.42	N/A	7.08	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

(c)

Effective October 1, 2021, the Fund has changed the benchmarks against which it measures its performance from the S&P® Municipal Bond Index and the Custom High Yield Index to the Bloomberg Municipal High Yield Bond Index and a customized weighted index comprised of 20% Bloomberg Municipal Bond Rated Baa Index/60% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/20% Bloomberg Municipal Investment Grade ex BBB (the “High Yield Customized Reference Benchmark”). The High Yield Customized Reference Benchmark commenced in September 2016; therefore, it does not have a 10- year return.

(d)	An index designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.
(e)	A broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.
(f)

The Custom High Yield Index is a customized benchmark that reflects the returns of the S&P® Customized High Yield Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Customized High Yield Municipal Bond Index that have maturities greater than five years for periods subsequent to January 1, 2013.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Including Interest Expense and Fees(b)	Excluding Interest Expense and Fees(b)	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period(b)	Ending Account Value (06/30/22)	Expenses Paid During the Period(b)	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$1,015.50	$2.95	$2.74	$1,000.00	$1,022.28	$2.96	$1,022.48	$2.75	0.58%	0.54%
Investor A	1,000.00	1,013.30	4.16	3.96	1,000.00	1,021.07	4.18	1,021.27	3.97	0.82	0.78
Investor C	1,000.00	1,009.50	8.00	7.80	1,000.00	1,017.24	8.03	1,017.44	7.83	1.58	1.54
Class K	1,000.00	1,014.80	2.69	2.49	1,000.00	1,022.53	2.70	1,022.74	2.50	0.53	0.49

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2021 (continued)	BlackRock High Yield Municipal Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments
State	23%
Education	18
Health	15
Corporate	9
Utilities	8
Housing	7
Transportation	7
Tobacco	5
County/City/Special District/School District	5
Other	3

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2022	11%
2023	4
2024	6
2025	4
2026	7

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments
AAA/Aaa	1%
AA/Aa	12
A	13
BBB/Baa	16
BB/Ba	9
B	2
CCC/Caa	—	(e)
N/R(f)	47

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)	Rounds to less than 1% of total investments.
(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2021, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2% of the Fund’s total investments.

F U N D S U M M A R Y	9

Fund Summary as of December 31, 2021	BlackRock National Municipal Fund

Investment Objective

BlackRock National Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2021, the Fund’s Institutional and Class K Shares performed in line with its new primary benchmark, the Bloomberg Municipal Bond Index, while Fund’s Service, Investor A and Investor C Shares underperformed its new primary benchmark. For the same period, all of the Fund’s share classes underperformed its new secondary benchmark, a customized weighted index comprised of 90% Bloomberg Municipal Bond Index Total Return Index Value Unhedged /10% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (the “National Customized Reference Benchmark”). For the six-month period ended December 31, 2021, the Fund’s Institutional and Class K Shares performed in line with its former primary benchmark, the S&P® Municipal Bond Index, while the Fund’s Service, Investor A and Investor C Shares underperformed its former primary benchmark. For the same period, all of the Fund’s share classes underperformed its former secondary benchmark, the Custom National Index (as described below). The following discussion of relative performance pertains to the National Customized Reference Benchmark.

What factors influenced performance?

Municipal bonds produced flat returns in the second half of 2021. The fixed-income market, in general, was pressured by rising inflation and expectations that the Fed will need to begin raising interest rates in 2022. Tax-exempt debt finished somewhat ahead of the taxable market, reflecting the combination of robust investor demand and a continued improvement in municipal finances.

In a flat market with little overall change in yields, income was a significant component of total return. At the sector level, positions in state-backed general obligation, transportation and utilities issues contributed positively. AA rated bonds delivered the strongest performance among the various credit tiers, and holdings in non-rated securities added value amid investors’ continued search for yield. Positions in bonds with maturities of 20 years and above also outperformed due to the combination of their higher yield and better price performance. In addition, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a small contributor given that Treasury yields rose.

On the other hand, positions in shorter-maturity debt and cash detracted from Fund performance. During a period in which income accrual accounted for a significant portion of total returns, securities with lower yields generally underperformed. Securities in the health care and corporate-backed sectors lagged as well.

Describe recent portfolio activity.

The investment adviser continued to focus on constructing a balanced, higher-quality and income-oriented portfolio. The Fund’s new purchases were concentrated in the primary (new-issue) market, where there tends to be more opportunity for yield concessions.

The Fund maintained a relatively large cash position to provide the liquidity to take advantage of potential market weakness. This opportunity did not present itself to any significant degree over the past six months, as strong investor demand precluded any meaningful cheapening of prices. The Fund’s cash position stood at about 11% of assets on December 31, 2021.

Describe portfolio positioning at period end.

The Fund had an average credit quality of AA-, and it held an 11% weighting in bonds subject to the alternative minimum tax. Duration stood at approximately 6.1 years on December 31, 2021, compared with 6.4 years for the benchmark. Leverage was 1.5% of assets, up only slightly from June 30, 2021. The portfolio was overweight in the corporate-backed and transportation sectors, while its largest underweight was in the state tax-backed category.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2021 (continued)	BlackRock National Municipal Fund

Performance

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	0.84%	0.79%	0.47%	2.28%	N/A	3.96%	N/A	4.00%	N/A
Service	0.61	0.58	0.34	2.03	N/A	3.69	N/A	3.72	N/A
Investor A	0.57	0.51	0.34	1.94	(2.40)%	3.68	2.79%	3.78	3.33%
Investor C	(0.15)	(0.19)	(0.04)	1.26	0.26	2.93	2.93	3.16	3.16
Class K	0.89	0.87	0.49	2.34	N/A	3.99	N/A	4.08	N/A
Bloomberg Municipal Bond Index(c)(d)	—	—	0.45	1.52	N/A	4.17	N/A	3.72	N/A
National Customized Reference Benchmark(c)	—	—	0.56	2.13	N/A	4.51	N/A	N/A	N/A
S&P® Municipal Bond Index(e)	—	—	0.52	1.77	N/A	4.03	N/A	3.79	N/A
Custom National Index(f)	—	—	0.71	2.32	N/A	4.92	N/A	4.44	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

(c)

Effective October 1, 2021, the Fund has changed the benchmarks against which it measures its performance from the S&P® Municipal Bond Index and the Custom National Index to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 90% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/10% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (the “National Customized Reference Benchmark”). The National Customized Reference Benchmark commenced in September 2016; therefore, it does not have a 10- year return.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
(e)	A broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.
(f)

The Custom National Index is a customized benchmark that reflects the returns of the S&P® Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Municipal Bond Index that have maturities greater than five years for periods subsequent to January 1, 2013.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Including Interest Expense and Fees(b)	Excluding Interest Expense and Fees(b)	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period(b)	Ending Account Value (06/30/22)	Expenses Paid During the Period(b)	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$1,004.70	$2.17	$2.17	$1,000.00	$1,023.04	$2.19	$1,023.04	$2.19	0.43%	0.43%
Service	1,000.00	1,003.40	3.43	3.38	1,000.00	1,021.78	3.47	1,021.83	3.41	0.68	0.67
Investor A	1,000.00	1,003.40	3.43	3.43	1,000.00	1,021.78	3.47	1,021.78	3.47	0.68	0.68
Investor C	1,000.00	999.60	7.21	7.21	1,000.00	1,018.00	7.27	1,018.00	7.27	1.43	1.43
Class K	1,000.00	1,004.90	1.92	1.92	1,000.00	1,023.29	1.94	1,023.29	1.94	0.38	0.38

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

F U N D S U M M A R Y	11

Fund Summary as of December 31, 2021 (continued)	BlackRock National Municipal Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments
Transportation	18%
State	17
County/City/Special District/School District	16
Utilities	16
Corporate	9
Education	7
Health	6
Equity Funds	5
Housing	3
Tobacco	2
Other	1

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2022	12%
2023	5
2024	5
2025	5
2026	9

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments
AAA/Aaa	15%
AA/Aa	41
A	24
BBB/Baa	4
BB/Ba	3
B	1
N/R(e)	12

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2021, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2021	BlackRock Short-Term Municipal Fund

Investment Objective

BlackRock Short-Term Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 30, 2021, the Fund underperformed both its new primary benchmark, the Bloomberg Municipal 1-5 Year Index and its new secondary benchmark, a customized index comprised of the Bloomberg National Short 0-3 Year Maturities, excluding non-investment grade (the “Short-Term Customized Reference Benchmark”). For the six-month period ended December 31, 2021, the Fund underperformed both its former primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® Limited Maturity Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the Short-Term Customized Reference Benchmark.

What factors influenced performance?

Municipal bonds produced flat returns in the second half of 2021. The fixed-income market, in general, was pressured by rising inflation and expectations that the Fed will need to begin raising interest rates in 2022. Short-term bonds—which are more sensitive to the outlook for Fed policy than the overall market—lagged.

The Fund’s underperformance stemmed, in part, from its above-benchmark duration (interest rate sensitivity), which hurt results at a time of rising yields. (Prices and yields move in opposite directions.) An overweight in bonds with maturities of four to seven years detracted, as did overweight positions in the corporate-backed and transportation sectors. Overweights in A and BBB debt also weighed on relative performance.

On the positive side, the Fund benefited from its underweight positions in one-to-three-year maturities and pre-refunded bonds. Overweights in the housing sector and bonds with maturities of one year and less also helped results.

Describe recent portfolio activity.

The Fund’s guidelines expanded during the period. Its maximum maturity moved from four years to seven years, and its weighted average maturity shifted from two years to three years. While these changes are modest, they afford the Fund a larger opportunity set and allow access to a steeper part of the yield curve.

As discussed, the Fund also changed its secondary benchmark. While the overall benchmark characteristics did not change much, the Fund’s relative positioning moved due to a structural portfolio shift. This mainly stemmed from the guideline expansion, since previously there had been little incentive to move out of cash given the flatness of the yield curve out to four years. The Fund has since shifted from a meaningful underweight to duration to a slight overweight.

The Fund also pared back its large position in variable rate demand notes (“VRDNs”) in favor of six- to seven-year issues and floating rate notes. As part of this process, the Fund’s weighting in securities subject to the alternative minimum tax (“AMT”) rose. The category offered an attractive yield, and the pool of investors subject to the AMT has been greatly reduced following the changes under the Tax Cuts and Jobs Act of 2017.

The Fund maintained a focus on A and BBB rated debt. While some parts of these categories lagged during the period, the investment adviser preferred lower-rated, investment-grade bonds. The investment adviser believes this market segment offered sound fundamentals, attractive yields and lower interest-rate sensitivity compared to higher-rated securities.

Describe portfolio positioning at period end.

The Fund had a slight duration overweight versus the benchmark. The Fund remained overweight in zero- to one-year and four- to seven-year bonds, and it was underweight in the one- to three-year maturity range. In terms of credit quality, the Fund was overweight in lower-rated investment-grade debt, and it was underweight in those rated AAA and AA. The Fund was overweight in the corporate-backed, transportation, housing and health care sectors, and it was underweight in general obligations, utilities and pre-refunded bonds.

Although the Fund was fully invested, it held a meaningful 18% position in short-term VRDNs. VRDNs allowed the investment adviser to maintain portfolio duration near that of the index while also holding positions in the longer-dated portion of the yield curve. The bonds have no price volatility, and their yields adjust higher with a benchmark that is sensitive to the federal funds rate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	13

Fund Summary as of December 31, 2021 (continued)	BlackRock Short-Term Municipal Fund

Performance

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	0.19%	0.13%	(0.26)%	(0.13)%	N/A	1.20%	N/A	0.78%	N/A
Investor A	(0.03)	(0.07)	(0.37)	(0.26)	(3.25)%	0.98	0.37%	0.53	0.22%
Investor A1	0.09	0.05	(0.31)	(0.13)	N/A	1.12	N/A	0.68	N/A
Investor C	(0.79)	(0.85)	(0.71)	(1.01)	(2.00)	0.22	0.22	(0.09)	(0.09)
Class K	0.24	0.20	(0.24)	(0.08)	N/A	1.27	N/A	0.80	N/A
Bloomberg Municipal 1-5 Year Index(c)(d)	—	—	0.03	0.36	N/A	2.04	N/A	1.56	N/A
Short-Term Customized Reference Benchmark(c)	—	—	(0.03)	0.32	N/A	1.63	N/A	N/A	N/A
S&P® Municipal Bond Index(e)	—	—	0.52	1.77	N/A	4.03	N/A	3.79	N/A
S&P® Limited Maturity Municipal Bond Index(f)	—	—	0.05	0.38	N/A	1.66	N/A	1.27	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds and invests primarily in investment grade municipal bonds or municipal notes, including variable rate demand obligations. The Fund will maintain a dollar weighted maturity of no more than three years.

(c)

Effective October 1, 2021, the Fund has changed the benchmarks against which it measures its performance from the S&P® Municipal Bond Index and the S&P® Limited Maturity Municipal Bond Index to the Bloomberg Municipal 1-5 Year Index and a customized index comprised of the Bloomberg National Short 0-3 year maturities, excluding non-investment grade (the “Short-Term Customized Reference Benchmark”). The Short-term Customized Reference Benchmark commenced in September 2016; therefore, it does not have a 10- year return.

(d)	An index that covers the long-term tax-exempt bond market. It includes general obligation and revenue bonds with maturities less than 5 years.
(e)	A broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.
(f)	The S&P® Limited Maturity Municipal Bond Index includes all bonds in the S&P® Municipal Bond Index with a remaining maturity of less than four years.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period(b)	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$997.40	$1.81	$1,000.00	$1,023.39	$1.84	0.36%
Investor A	1,000.00	996.30	2.97	1,000.00	1,022.23	3.01	0.59
Investor A1	1,000.00	996.90	2.32	1,000.00	1,022.89	2.35	0.46
Investor C	1,000.00	992.90	6.83	1,000.00	1,018.35	6.92	1.36
Class K	1,000.00	997.60	1.56	1,000.00	1,023.64	1.58	0.31

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2021 (continued)	BlackRock Short-Term Municipal Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments
Corporate	24%
State	19
Housing	17
Transportation	11
County/City/Special District/School District	10
Health	8
Utilities	6
Education	4
Tobacco	1

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2022	20%
2023	20
2024	18
2025	9
2026	6

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments
AAA/Aaa	8%
AA/Aa	34
A	47
BBB/Baa	10
N/R(e)	1

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2021, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

F U N D S U M M A R Y	15

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock High Yield Municipal Fund’s and BlackRock New York Municipal Opportunities Fund’s Class K Share performance shown prior to the Class K shares inception date of January 25, 2018 is that of the respective Fund’s Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. On the close of business on August 15, 2016, all of the issued and outstanding BlackRock Shares of BlackRock National Municipal Fund were redesignated as Class K Shares.

Service Shares (available only in BlackRock National Municipal Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% for all Funds except BlackRock Short-Term Municipal Fund, which incurs a 3.00% maximum initial sales charge, and all Funds incur a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares (available only in BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Opportunities Fund) are subject to a maximum initial sales charge (front-end load) of 1.00% for BlackRock Short-Term Municipal Fund and 4.00% for BlackRock New York Municipal Opportunities Fund and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible investors of Investor A1 Shares of the Funds. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses (continued)

hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

D I S C L O S U R E O F E X P E N S E S	17

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

Each of BlackRock High Yield Municipal Fund, BlackRock New York Municipal Opportunities Fund and BlackRock National Municipal Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates, but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Funds’ shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund was not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) December 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Consumer Discretionary — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26	$1,000	$990,968

Diversified Financial Services — 0.1%
Citigroup, Inc., (SOFR + 1.18%), 2.52%, 11/03/32(a)	1,238	1,236,534

Education — 0.6%
Grand Canyon University, 5.13%, 10/01/28	7,105	7,302,590
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	1,910	2,367,814

		9,670,404

Health Care Providers & Services — 0.2%
Northwell Healthcare, Inc., 4.26%, 11/01/47	2,500	2,951,432

Pharmaceuticals — 0.1%
Merck & Co., Inc., 2.15%, 12/10/31	2,284	2,290,370

Thrifts & Mortgage Finance — 0.4%
Community Preservation Corp., 2.87%, 02/01/30	5,760	5,951,345

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	3,895	3,630,607

Total Corporate Bonds — 1.7% (Cost: $26,064,254)		26,721,660

Municipal Bonds

Guam — 0.2%

State — 0.2%
Territory of Guam, Refunding RB
Series F, 4.00%, 01/01/36	1,225	1,410,917
Series F, 4.00%, 01/01/42	1,565	1,767,055

Total Municipal Bonds in Guam		3,177,972

Illinois — 0.2%

County/City/Special District/School District — 0.2%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	3,075	3,759,938

New York — 80.6%

Corporate — 3.5%
Build NYC Resource Corp., Refunding RB(c)
AMT, 4.50%, 01/01/25(b)	310	331,765
AMT, 5.00%, 01/01/35	100	112,172
New York Liberty Development Corp., RB, 5.50%, 10/01/37	4,780	7,123,696
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,365	13,241,604
New York State Energy Research & Development Authority, Refunding RB, Series C, 2.63%, 04/01/34(a)	20,000	20,541,900
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/33	1,000	1,196,595
AMT, 5.00%, 10/01/35	1,125	1,393,706
AMT, 5.00%, 10/01/40	3,040	3,702,295
Niagara Area Development Corp., Refunding RB(c)
Series B, 3.50%, 11/01/24	1,000	1,035,697
Series A, AMT, 4.75%, 11/01/42	7,990	8,342,846

		57,022,276

County/City/Special District/School District — 18.8%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/39.	6,600	8,496,015

Security	Par (000)	Value

County/City/Special District/School District (continued)
Battery Park City Authority, Refunding RB (continued) Series B, 5.00%, 11/01/40	$8,500	$10,939,415
City of New York, GO
Series B-1, 5.00%, 12/01/37	2,500	2,984,935
Series B-1, 5.00%, 10/01/39	5,845	7,070,264
Series D, 5.38%, 06/01/32	15	15,056
Series D, 5.00%, 12/01/42	2,490	3,090,112
Series E-1, 5.00%, 03/01/41	2,695	3,291,713
Series E-1, 5.00%, 03/01/44	2,140	2,607,376
Series F-1, 5.00%, 03/01/39	2,000	2,595,410
Sub-Series A-1, 5.00%, 08/01/33	700	750,497
Sub-Series D-1, 5.00%, 08/01/31	935	1,003,078
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,675,381
Sub-Series F-2, 1.94%, 03/01/29	9,410	9,398,605
Sub-Series G-1, 5.00%, 04/01/22(d)	1,000	1,011,648
City of New York, Refunding GO
Series C, 5.00%, 08/01/34	500	566,434
Series C-3, 2.46%, 08/01/33	2,145	2,144,837
Series D, 1.72%, 08/01/29	1,965	1,931,139
Series D, 1.92%, 08/01/31	2,500	2,435,985
Series E, 5.00%, 02/01/23(d)	1,250	1,314,066
City of Yonkers, GO
Series A, (AGM), 5.00%, 02/15/34	300	389,154
Series A, (AGM), 4.00%, 02/15/35	350	418,483
Series A, (AGM), 4.00%, 02/15/36	350	416,456
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/37	1,145	1,403,721
Series B, (AGM), 5.00%, 07/01/45	4,960	6,056,160
Series C, 5.00%, 10/01/29	500	610,684
County of Nassau New York, Refunding GO, Series B, 5.00%, 04/01/35	3,600	4,315,183
Erie County Industrial Development Agency, Refunding RB, (SAW), 5.00%, 05/01/31	1,925	2,566,148
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/35	2,500	3,008,443
Series A, 5.00%, 02/15/36	2,000	2,404,048
Series A, 5.00%, 02/15/39	2,500	2,977,213
Series A, 5.00%, 02/15/42	27,495	32,634,063
Monroe County Industrial Development Corp., RB
(SAW), 5.00%, 05/01/33	2,885	3,561,997
(SAW), 5.00%, 05/01/34	2,375	2,925,520
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	3,750	3,633,949
Nassau County, Refunding GO, Series A, (AGM), 4.00%, 04/01/38	2,635	3,154,063
New York City Industrial Development Agency, RB(e)
(AGC), 0.00%, 03/01/41	4,155	2,626,396
(AGC), 0.00%, 03/01/42	5,500	3,375,427
(AGC), 0.00%, 03/01/43	2,000	1,187,936
(AGC), 0.00%, 03/01/45	2,450	1,345,677
New York City Industrial Development Agency, Refunding RB
Class A, (AGM), 4.00%, 01/01/32	750	913,275
Series A, AMT, 5.00%, 07/01/28	2,210	2,254,741
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 5.25%, 08/01/37	10,000	12,578,660
Series A-1, 5.00%, 11/01/38	1,000	1,080,211
Series A-2, 5.00%, 08/01/38	490	594,694
Series A-E1, 5.00%, 02/01/36	3,500	4,192,157

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series E-1, 5.00%, 02/01/39	$1,500	$1,749,578
Series E-1, 5.00%, 02/01/41	3,000	3,390,612
Sub-Series A-1, 5.00%, 08/01/40	13,360	16,484,316
Sub-Series B-1, 5.00%, 11/01/35	200	220,458
Sub-Series B-1, 5.00%, 11/01/36	680	749,127
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,788,130
Sub-Series E-1, 5.00%, 02/01/42	650	652,222
Series C-1, Subordinate, 4.00%, 11/01/42	2,500	2,925,360
Series C-3, Subordinate, 5.00%, 05/01/41	7,100	8,755,202
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(e)	5,500	2,138,059
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/35	3,500	4,049,101
5.00%, 11/15/40	7,690	8,870,884
5.00%, 11/15/45	8,490	9,726,985
New York Liberty Development Corp., Refunding RB
2.75%, 11/15/41	17,000	17,402,747
2.45%, 09/15/69	10,000	10,464,680
2.63%, 09/15/69	10,000	10,468,230
2.80%, 09/15/69	10,000	10,321,840
Class 1, 4.00%, 09/15/35	745	750,347
Class 2, 5.00%, 09/15/43	3,585	3,614,074
Class 3, 5.00%, 03/15/44	2,240	2,259,136
Series 1, Class 1, 5.00%, 11/15/44(c)	12,570	13,778,304
Series 2, Class 2, 5.38%, 11/15/40(c)	520	581,644
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,018,416
New York State Dormitory Authority, Refunding RB(d)
Series A, 5.00%, 07/01/22	895	916,155
Series B, 5.00%, 08/15/27	5	6,162

		303,028,194

Education — 8.3%
Albany Capital Resource Corp., Refunding RB
4.00%, 07/01/41	1,650	1,780,419
4.00%, 07/01/51	1,705	1,800,127
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	95,441
5.00%, 10/01/48	1,040	1,158,489
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,000	1,108,952
Series A, 5.00%, 06/01/35	655	730,688
Build NYC Resource Corp. RB(c)
5.00%, 06/01/36	525	600,700
5.00%, 06/01/41	550	622,481
5.00%, 06/01/51	1,500	1,677,030
5.00%, 06/01/56	1,250	1,393,730
Build NYC Resource Corp., RB
5.00%, 02/01/33(c)	845	899,352
5.63%, 02/01/39(c)	1,285	1,389,963
4.00%, 06/15/41	195	217,237
5.75%, 02/01/49(c)	1,145	1,232,407
4.00%, 06/15/51	735	801,698
Class A, 5.00%, 12/01/41(c)	1,350	1,562,028
Class A, 5.00%, 12/01/51(c)	1,500	1,706,967
Class A, 5.00%, 12/01/55(c)	1,000	1,133,976

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., RB (continued)
Series A, 4.88%, 05/01/31(c)	$750	$854,589
Series A, 5.13%, 05/01/38(c)	140	160,169
Series A, 5.50%, 05/01/48(c)	2,175	2,494,020
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/30	385	434,761
5.00%, 08/01/33	275	330,494
5.00%, 06/01/35	250	283,175
5.00%, 08/01/35	740	887,292
5.00%, 06/01/40	310	346,693
5.00%, 08/01/47	725	858,789
5.00%, 11/01/47	2,900	4,385,487
Series A, 5.00%, 06/01/43	325	356,685
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	141,456
5.00%, 05/01/39	225	244,031
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,101,586
5.00%, 07/01/44	2,000	2,197,682
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	955	1,168,045
5.00%, 07/01/48	1,435	1,750,978
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/42	1,980	2,361,059
Geneva Development Corp., RB, 5.25%, 09/01/23(d)	160	173,148
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	632,133
5.00%, 10/01/35	265	293,680
5.00%, 07/01/47	2,165	2,592,070
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(d)	1,360	1,455,843
Series A, 5.00%, 07/01/32	300	366,012
Series A, 5.00%, 07/01/33	350	426,482
Series A, 5.00%, 07/01/34	350	425,952
Series A, 5.00%, 07/01/35	800	972,394
Series A, 5.00%, 07/01/36	1,000	1,213,977
Series A, 5.00%, 07/01/37	500	606,402
Series A, 4.00%, 07/01/50	5,000	5,796,640
Series C, 5.05%, 07/01/28	1,000	1,187,852
New York State Dormitory Authority, RB 5.00%, 01/01/42	5,000	5,805,495
1st Series, (AMBAC), 5.50%, 07/01/40	500	758,645
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	620,790
Series A, (NPFGC), 5.15%, 07/01/24	250	267,942
Series A, 4.13%, 01/01/30	1,600	1,713,810
Series A, 5.00%, 07/01/33	1,000	1,233,993
Series A, 5.25%, 01/01/34	250	273,889
Series A, 5.50%, 01/01/39	500	548,616
Series A, 5.00%, 07/01/43	8,065	9,841,574
Series A, 5.50%, 01/01/44	2,000	2,187,604
Series A, 4.00%, 07/01/44	2,010	2,325,070
Series B, 5.00%, 07/01/42	750	767,661
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/28	500	511,809
5.00%, 07/01/29	375	415,594
5.00%, 07/01/30	300	332,300
5.00%, 07/01/42	300	307,064
5.00%, 07/01/44	1,190	1,307,718
Series A, 5.00%, 07/01/22(d)	1,000	1,023,676

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.25%, 07/01/23(d)	$5,590	$6,004,733
Series A, 5.00%, 07/01/24(d)	1,000	1,113,201
Series A, 5.00%, 05/01/27	980	1,033,009
Series A, 4.00%, 07/01/33	1,000	1,212,258
Series A, 5.00%, 07/01/33	470	536,046
Series A, 4.00%, 07/01/34	2,000	2,410,662
Series A, 5.00%, 07/01/36	1,850	2,233,927
Series A, 5.00%, 07/01/37	350	396,992
Series A, 5.00%, 07/01/38	1,005	1,211,099
Series A, 5.00%, 07/01/41	500	581,077
Series A, 5.00%, 07/01/42(d)	2,000	2,381,076
Series A, 5.00%, 07/01/43	1,000	1,132,203
Series B, 5.00%, 10/01/38	10,000	12,403,680
Series C, 4.00%, 07/01/49	2,500	2,934,745
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	135	154,075
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	367,075
Series A, 5.00%, 07/01/42	220	224,178
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	500	511,165
St. Lawrence County Industrial Development Agency, Refunding RB, Series B, 4.43%, 07/01/56	1,500	1,788,063
Troy Capital Resource Corp., Refunding RB
5.00%, 08/01/28	2,690	3,124,623
5.00%, 08/01/32	1,000	1,156,992
4.00%, 08/01/35	1,110	1,226,991
4.00%, 09/01/40	160	187,016
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/32	500	553,997
Series A, 5.00%, 07/01/37	885	977,966
Yonkers Economic Development Corp., RB
Series A, 4.00%, 10/15/29	200	223,973
Series A, 5.00%, 10/15/39	580	687,758
Series A, 5.00%, 10/15/49	460	535,643
Series A, 5.00%, 10/15/54	300	348,062

		134,306,796

Health — 3.4%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	1,000	1,109,147
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/24(d)	1,100	1,226,096
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	10,050	11,198,464
Dutchess County Local Development Corp., Refunding RB, Series A, 5.00%, 07/01/24(d)	750	835,975
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	525	574,866
Monroe County Industrial Development Corp., RB
5.00%, 12/01/29	660	783,981
4.00%, 12/01/41	100	111,070
5.00%, 12/01/46	4,960	5,786,286
Series A, 5.00%, 12/01/37	370	384,101
New York State Dormitory Authority, RB
5.00%, 12/01/40(c)	1,300	1,467,229
5.00%, 12/01/45(c)	1,700	1,896,221
Series C, 2.15%, 03/15/31	3,000	2,988,204

Security	Par (000)	Value

Health (continued)
New York State Dormitory Authority, Refunding RB
5.00%, 12/01/27(c)	$100	$120,491
2.26%, 07/01/30	4,000	4,031,120
5.00%, 07/01/32	365	428,776
5.00%, 07/01/34	320	373,956
5.00%, 07/01/35	350	408,190
5.00%, 07/01/36	275	320,253
4.00%, 07/01/38	110	118,120
4.00%, 07/01/39	140	150,027
4.00%, 07/01/40	325	347,779
5.00%, 07/01/41	450	519,135
4.00%, 07/01/45	810	861,850
Series A, 5.00%, 05/01/32	1,270	1,445,938
Series A, 2.58%, 07/01/33	4,000	4,026,812
Series A, 5.00%, 05/01/43	1,570	1,773,375
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,976,462
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	385	426,170
Tompkins County Development Corp., Refunding RB
4.25%, 07/01/44	1,595	1,598,787
5.00%, 07/01/44	1,145	1,237,373
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	110	110,418
Westchester County Local Development Corp., Refunding RB
4.00%, 01/01/23(b)	85	87,565
5.00%, 01/01/28	1,805	1,876,427
5.00%, 01/01/34	1,375	1,428,222
5.00%, 11/01/34	500	572,489
5.00%, 07/01/46(c)	2,545	2,726,973

		55,328,348

Housing — 7.2%
New York City Housing Development Corp., RB, M/F Housing 4.15%, 11/01/46	2,805	2,986,495
1.75%, 05/01/59(a)	11,000	11,055,704
Series B-1, 5.25%, 07/01/30	500	534,524
Series B-1, 5.25%, 07/01/32	2,755	2,929,477
Series B-1, 5.00%, 07/01/33	650	689,172
Series C-2A, 2.35%, 07/01/22	7,500	7,505,497
Series K, 3.85%, 11/01/38	4,000	4,312,724
Series K, 4.00%, 11/01/48	4,000	4,236,400
Series L, 2.75%, 05/01/50(a)	6,500	6,639,743
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1B, 2.10%, 11/01/58(a)	3,655	3,659,401
Series D, 4.10%, 11/01/38	2,500	2,810,005
New York State Housing Finance Agency RB, (SONYMA), 2.80%, 11/01/51	4,500	4,521,645
New York State Housing Finance Agency, RB, M/F Housing
Series C, (FHLMC, FNMA, SONYMA GNMA), 2.75%, 11/01/31	1,000	1,030,780
Series D, (SONYMA), 2.05%, 05/01/23	4,155	4,158,050
Series E, (SONYMA), 2.13%, 11/01/23	2,500	2,512,438
Series E, (SONYMA), 4.15%, 11/01/47	165	175,281
Series I, (SONYMA FNMA), 1.75%, 05/01/24	3,000	3,002,682
Series P, 1.60%, 11/01/24	20,000	20,009,560
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	646,447

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series A, AMT, (SONYMA), 5.10%, 02/15/38	$875	$877,259
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA), 3.85%, 11/01/39	4,425	4,823,387
State of New York Mortgage Agency RB, (SONYMA), 3.25%, 10/01/51	5,000	5,559,840
State of New York Mortgage Agency, RB
AMT, 1.40%, 10/01/27	5,460	5,426,574
AMT, 1.50%, 04/01/28	5,475	5,436,193
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 3.25%, 10/01/28	5,000	5,084,010
State of New York Mortgage Agency, Refunding RB
218th Series, AMT, 3.25%, 04/01/30	1,380	1,477,830
Series 209, AMT, 3.35%, 04/01/29(b)	435	466,948
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	585	586,744
Yonkers Industrial Development Corp., RB
Series A, AMT, (SONYMA), 4.80%, 10/01/26	415	416,224
Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,644,033

		115,215,067

State — 8.5%
Hudson Yards Infrastructure Corp. Refunding RB, 4.00%, 02/15/40	3,500	4,238,920
New York City Transitional Finance Authority Building Aid Revenue, RB
(SAW), 4.00%, 07/15/46	2,500	2,905,567
Series S-1, Subordinate, (SAW), 5.00%, 07/15/38	2,250	2,783,068
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	4,865	5,666,387
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	2,080	2,615,862
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	3,015	3,725,642
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	6,236,225
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
(SAW), 4.00%, 07/15/36	2,865	3,478,540
(SAW), 4.00%, 07/15/37	855	1,035,066
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	7,000	8,664,320
Series S-4A, Subordinate, (SAW), 5.25%, 07/15/35	9,165	11,523,814
New York State Dormitory Authority, RB
Series A, 5.00%, 02/15/36	9,000	10,694,997
Series A, 5.00%, 02/15/38	5,000	5,929,570
Series A, 5.00%, 03/15/39	1,630	1,999,317
Series A, 5.00%, 03/15/40	2,500	2,979,222
Series A, 5.00%, 03/15/43	4,995	5,949,130
New York State Dormitory Authority, Refunding RB
1.75%, 03/15/28	1,180	1,170,119
Series A, 5.25%, 03/15/39	7,250	9,133,086
Series E, 5.00%, 03/15/40	5,645	7,013,636
Series E, 5.00%, 03/15/41	3,615	4,489,953
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	1,000	1,011,380
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	250	263,994
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/45	7,500	8,925,300
Series A, 5.00%, 03/15/38	5,000	6,011,450

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., Refunding RB (continued)
Series B, 2.77%, 03/15/31	$7,500	$7,858,305
Series C-3, 5.00%, 03/15/39	5,000	6,107,385
State of New York, Refunding GO, Series B, 1.74%, 03/15/29	5,000	4,959,765

		137,370,020

Tobacco — 3.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	854,042
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,636,180
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	2,200	2,245,030
Series A, 5.00%, 06/01/42	3,775	3,830,153
Series A, 5.00%, 06/01/45	895	908,074
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	6,350	7,043,623
Series A-2-B, 5.00%, 06/01/51	3,955	4,381,084
Series B, 5.00%, 06/01/28	90	105,211
Series B, 5.00%, 06/01/29	105	122,632
Series C, 4.00%, 06/01/51	4,055	4,124,028
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	2,250	2,483,899
5.25%, 05/15/40	1,250	1,359,430
TSASC Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	924,832
Series A, 5.00%, 06/01/33	3,000	3,543,081
Series A, 5.00%, 06/01/36	5,835	6,810,489
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	5,420	5,921,404
Sub-Series C, 5.13%, 06/01/51	2,375	2,704,028

		51,997,220

Transportation — 18.6%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	134,817
Series B, AMT, 4.00%, 12/15/34	235	264,417
Metropolitan Transportation Authority, RB
4.00%, 11/15/44	2,500	2,873,712
4.00%, 11/15/46	2,000	2,289,780
Series A, 5.00%, 11/15/35	2,500	3,012,597
Series A, 5.00%, 11/15/42	5,000	5,996,475
Series A-1, 5.25%, 11/15/23(d)	1,040	1,135,626
Series B, 5.25%, 11/15/33	500	551,669
Series B, 5.25%, 11/15/38	1,855	2,039,445
Series B, 5.25%, 11/15/39	5,795	6,366,520
Series B, 5.25%, 11/15/44	2,125	2,327,151
Series E, 5.00%, 11/15/38	2,350	2,527,636
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,850,998
Sub-Series D-1, 5.00%, 11/15/39	4,250	4,717,309
Metropolitan Transportation Authority, Refunding RB
Series A, 5.25%, 11/15/35	5,000	6,001,155
Series A, (AGM), 5.00%, 11/15/44	12,500	15,300,900
Series B, 5.00%, 11/15/35	1,750	2,055,524
Series B, 5.00%, 11/15/37	1,500	1,757,187
Series B-1, 5.00%, 11/15/36	13,500	16,020,490
Series C-1, 4.75%, 11/15/45	2,500	2,998,030

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series D, 5.25%, 11/15/23(d)	$670	$731,605
Series D, 5.00%, 11/15/35	2,500	3,010,975
Series F, 5.00%, 11/15/30	1,500	1,557,305
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	7,985	8,526,607
New York Liberty Development Corp., Refunding RB
4.00%, 02/15/43	7,485	8,732,428
2.75%, 02/15/44	3,125	3,146,578
New York State Bridge Authority, RB
Series A, 4.00%, 01/01/38	200	241,854
Series A, 4.00%, 01/01/39	275	332,153
Series A, 4.00%, 01/01/40	350	421,856
Series A, 4.00%, 01/01/41	165	198,396
Series A, 4.00%, 01/01/46	735	876,743
New York State Thruway Authority, RB
Series O, 4.00%, 01/01/38	9,000	10,845,162
Series O, 4.00%, 01/01/39	2,700	3,246,113
Series A, Junior Lien, 5.00%, 01/01/41	7,440	8,549,475
Series A, Junior Lien, 5.25%, 01/01/56	10,000	11,517,230
New York State Thruway Authority, Refunding RB
4.00%, 01/01/46	5,000	5,912,680
Series I, 5.00%, 01/01/22(d)	940	940,000
Series J, 5.00%, 01/01/41	5,750	6,232,620
Series K, 5.00%, 01/01/29	5,000	5,653,025
Series K, 5.00%, 01/01/31	2,500	2,823,417
Series K, 5.00%, 01/01/32	1,500	1,692,728
Series L, 5.00%, 01/01/33	2,065	2,541,550
Series L, 5.00%, 01/01/34	910	1,114,274
Series L, 5.00%, 01/01/35	1,050	1,285,785
Series M, 2.90%, 01/01/35	4,000	4,178,172
Series B, Subordinate, 4.00%, 01/01/38	4,560	5,370,289
Series B, Subordinate, 4.00%, 01/01/39	1,165	1,366,363
Series B, Subordinate, 4.00%, 01/01/41	4,900	5,713,072
Series B, Subordinate, 4.00%, 01/01/45	1,500	1,728,734
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/31	7,100	7,669,484
Series A, AMT, 5.00%, 07/01/34	250	275,596
Series A, AMT, 5.00%, 07/01/41	750	823,502
Series A, AMT, 5.00%, 07/01/46	1,500	1,643,909
Series A, AMT, 5.25%, 01/01/50	17,140	18,878,253
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/34	3,790	4,828,142
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,785,242
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	495,427
AMT, 5.00%, 04/01/33	375	462,793
AMT, 5.00%, 04/01/34	225	277,022
AMT, 5.00%, 04/01/35	200	245,944
AMT, 5.00%, 04/01/36	210	257,798
AMT, 5.00%, 04/01/37	250	306,282
AMT, 5.00%, 04/01/38	250	305,884
AMT, 5.00%, 04/01/39	175	213,399
Port Authority of New York & New Jersey RB, AMT, 4.00%, 07/15/37	1,900	2,221,997

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, ARB, 218th Series, AMT, 4.00%, 11/01/41	$8,090	$9,414,616
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	150	162,446
178th Series, AMT, 5.00%, 12/01/32	2,270	2,460,294
178th Series, AMT, 5.00%, 12/01/43	285	307,255
193rd Series, AMT, 5.00%, 10/15/34	3,445	3,970,817
195th Series, AMT, 5.00%, 04/01/36	4,680	5,534,133
202nd Series, AMT, 5.00%, 04/15/37	5,000	5,988,460
206th Series, AMT, 5.00%, 11/15/37	1,525	1,840,664
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,109,406
Series 197, AMT, 5.00%, 11/15/41	1,250	1,474,948
Triborough Bridge & Tunnel Authority, RB
5.00%, 05/15/40	4,135	5,411,437
5.00%, 05/15/41	2,000	2,612,540
Series A, 5.00%, 11/15/51	2,500	3,237,210
Series B-3, 5.00%, 11/15/33	500	581,295
Series C- 2, 4.00%, 05/15/46	5,000	5,985,305
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 01/01/22(d)	500	500,000
Series A, 5.00%, 11/15/50	1,000	1,130,464
Series B, 5.00%, 11/15/37	10,070	12,131,782
Series C, 5.00%, 11/15/37	6,000	7,549,734

		300,802,107

Utilities — 9.1%
Long Island Power Authority, RB
5.00%, 09/01/36	1,080	1,317,331
5.00%, 09/01/37	2,000	2,484,860
5.00%, 09/01/38	4,200	5,214,720
5.00%, 09/01/39	8,000	9,908,768
Series C, (AGC), 5.25%, 09/01/29	3,500	4,501,025
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/41	2,100	2,528,446
Series B, 5.00%, 09/01/46	2,075	2,443,410
Series B, 1.50%, 09/01/51(a)	2,500	2,576,973
New York City Water & Sewer System, RB
4.00%, 06/15/51	2,450	2,904,394
Series AA, 4.00%, 06/15/43	4,650	5,554,639
New York City Water & Sewer System, Refunding RB
4.00%, 06/15/40	5,000	5,967,720
4.00%, 06/15/45	7,500	9,035,880
Series BB, 5.00%, 06/15/47	2,000	2,081,886
Series BB-2, 0.02%, 06/15/49(a)	15,000	15,000,000
Series DD, 5.25%, 06/15/47	2,455	2,952,447
Series DD-2, 5.00%, 06/15/40	4,850	5,954,321
Series EE, 5.00%, 06/15/37	2,735	3,326,501
Series EE, 5.25%, 06/15/37	1,075	1,321,737
Series EE, 5.00%, 06/15/40	8,355	10,257,392
Series FF, 5.00%, 06/15/40	11,500	14,261,253
Series HH, 5.00%, 06/15/39	1,000	1,144,448
Series CC-3, Subordinate, 5.00%, 06/15/32	5,000	6,717,215
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	5,815	6,070,482
Utility Debt Securitization Authority, Refunding RB 5.00%, 12/15/37	5,000	5,847,730

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB (continued)
Series TE, Restructured, 5.00%, 12/15/32	$1,000	$1,089,669
Series TE, Restructured, 5.00%, 12/15/41	15,000	16,294,140

		146,757,387

Total Municipal Bonds in New York		1,301,827,415

Puerto Rico — 8.4%

State — 5.1%
Commonwealth of Puerto Rico, GO(f)(g)
5.25%, 07/01/17	205	205,000
Series A, 5.25%, 07/01/22	440	436,700
Series A, 5.25%, 07/01/26	150	148,875
Series A, 5.13%, 07/01/31	1,560	1,548,300
Series A, 5.38%, 07/01/33	475	471,438
Series A, 6.00%, 07/01/38	1,885	1,896,465
Commonwealth of Puerto Rico, Refunding GO(f)(g)
5.50%, 07/01/32	545	540,913
6.00%, 07/01/34	445	447,706
6.00%, 07/01/39	220	221,338
Series A, 5.50%, 07/01/18	330	330,000
Series A, 8.00%, 07/01/35	13,150	11,670,625
Series A, 5.50%, 07/01/39	4,190	3,944,453
Series A, 5.00%, 07/01/41	6,765	6,080,044
Series A, 5.75%, 07/01/41	520	508,300
Series B, 6.00%, 07/01/39	750	754,561
Puerto Rico Public Buildings Authority, Refunding RB(f)(g)
Series F, (GTD), 5.25%, 07/01/24	260	287,864
Series M-2, (GTD), 10.00%, 07/01/34	490	556,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	16,715	19,063,123
Series A-1, Restructured, 5.00%, 07/01/58	7,337	8,492,064
Series A-2, Restructured, 4.33%, 07/01/40	10,560	11,919,917
Series A-2, Restructured, 4.54%, 07/01/53	49	55,317
Series A-2, Restructured, 4.78%, 07/01/58	7,067	8,060,479
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	490	440,833
Series A-1, Restructured, 0.00%, 07/01/31	582	480,916
Series A-1, Restructured, 0.00%, 07/01/33	841	647,952
Series A-1, Restructured, 0.00%, 07/01/46	4,317	1,456,431
Series A-1, Restructured, 0.00%, 07/01/51	4,193	1,027,314
Series B-1, Restructured, 0.00%, 07/01/46	2,677	904,716

		82,597,794

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	225	229,505

Utilities — 3.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	355	363,358
Series A, Senior Lien, 5.13%, 07/01/37	100	102,415
Puerto Rico Electric Power Authority, RB
3rd Series, 5.40%, 01/01/22(a)	278	284,441
Series A, 5.00%, 07/01/29(f)(g)	1,860	1,860,634
Series A, 7.00%, 07/01/33(f)(g)	1,025	1,091,625
Series A, 6.75%, 07/01/36(f)(g)	3,560	3,791,400

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series A, 5.00%, 07/01/42(f)(g)	$3,150	$3,151,074
Series A, 7.00%, 07/01/43(f)(g)	410	436,650
Series A-3, 10.00%, 07/01/19(f)(g)	999	1,083,971
Series B-3, 10.00%, 07/01/19(f)(g)	999	1,083,971
Series C-1, 5.40%, 01/01/18(f)(g)	2,745	2,813,461
Series C-2, 5.40%, 07/01/18(f)(g)	2,745	2,813,916
Series C-4, 5.40%, 07/01/20(f)(g)	277	284,441
Series CCC, 5.25%, 07/01/26(f)(g)	770	770,263
Series CCC, 5.25%, 07/01/28(f)(g)	440	440,150
Series D-4, 7.50%, 07/01/20	762	811,530
Series TT, 5.00%, 07/01/25(f)(g)	210	210,072
Series TT, 5.00%, 07/01/26(f)(g)	565	565,193
Series WW, 5.50%, 07/01/17(f)(g)	610	610,208
Series WW, 5.50%, 07/01/18(f)(g)	535	535,182
Series WW, 5.50%, 07/01/19(f)(g)	435	435,148
Series WW, 5.38%, 07/01/24(f)(g)	385	385,131
Series WW, 5.25%, 07/01/33(f)(g)	420	420,143
Series WW, 5.50%, 07/01/38(f)(g)	520	520,177
Series XX, 5.25%, 07/01/27(f)(g)	285	285,097
Series XX, 5.25%, 07/01/35(f)(g)	185	185,063
Series XX, 5.75%, 07/01/36(f)(g)	260	260,089
Series XX, 5.25%, 07/01/40(f)(g)	5,345	5,346,823
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	990	990,338
Series AAA, 5.25%, 07/01/23(f)(g)	2,670	2,670,911
Series AAA, 5.25%, 07/01/28(f)(g)	5,655	5,656,928
Series AAA, 5.25%, 07/01/29(f)(g)	235	235,080
Series BBB, 5.40%, 07/01/28(f)(g)	1,240	1,220,625
Series UU, 1.00%, 07/01/17(a)(f)(g)	185	164,567
Series UU, 1.00%, 07/01/18(a)(f)(g)	165	146,776
Series UU, 1.00%, 07/01/20(a)(f)(g)	1,475	1,312,086
Series UU, 0.84%, 07/01/31(a)(f)(g)	1,755	1,561,160
Series ZZ, 5.00%, 07/01/17(f)(g)	430	430,147
Series ZZ, 5.25%, 07/01/19(f)(g)	1,370	1,370,467
Series ZZ, 5.00%, 07/01/20	2,220	2,220,757
Series ZZ, 5.25%, 07/01/24(f)(g)	875	875,298
Series ZZ, 5.00%, 07/01/28(f)(g)	435	435,148
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,860	1,830,938

		52,062,852

Total Municipal Bonds in Puerto Rico		134,890,151

Total Municipal Bonds — 89.4% (Cost: $1,322,705,238)		1,443,655,476

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 12.2%

County/City/Special District/School District — 3.1%
City of New York, GO
Sub-Series 1-I, 5.00%, 03/01/32	991	1,087,530
Sub-Series F-1, 5.00%, 04/01/39	10,000	12,251,266
Sub-Series I-1, 5.00%, 03/01/36	1,750	1,917,411
Sub-Series-D1, Series D, 5.00%, 12/01/43(i)	1,010	1,255,624
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.00%, 08/01/45	9,000	10,754,535
Sub-Series B-1, 5.00%, 08/01/36	3,001	3,560,720

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series B-1, 4.00%, 11/01/45	$10,000	$11,728,910
Sub-Series F-1, 5.00%, 05/01/38	3,448	4,168,307
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,540	4,101,982

		50,826,285

Housing — 0.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	640	707,086

State — 4.5%
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	5,000	6,177,043
Series A, 5.00%, 02/15/34	10,000	11,906,764
Series A, 5.00%, 03/15/39	15,393	18,398,504
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/36(i)	1,995	2,376,175
Series C, 5.00%, 03/15/39	9,000	11,039,000
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/47	1,497	1,710,703
Series A-1, 5.00%, 03/15/32	1,499	1,582,243
New York State Urban Development Corp., Refunding RB
Series A, 4.00%, 03/15/37	8,740	9,794,442
Series A, 5.00%, 03/15/45	6,004	6,887,829
Sales Tax Asset Receivable Corp., Refunding RB(d)
Series A, 4.00%, 10/15/24	1,440	1,582,710
Series A, 5.00%, 10/15/24	1,245	1,402,837

		72,858,250

Transportation — 2.8%
Metropolitan Transportation Authority, Refunding RB, Series B-1, 5.00%, 11/15/51	10,000	11,781,016
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	1,050	1,059,446
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/53(i)	1,156	1,325,222
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	479	543,964
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/32	991	1,074,066
194th Series, 5.25%, 10/15/55	2,310	2,662,679
Consolidated, Series 211, 5.00%, 09/01/48	960	1,179,444
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(i)	1,606	1,881,459
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	11,664,820
Series A, 5.00%, 11/15/46	500	583,271
Series B, 5.00%, 11/15/38	9,000	10,843,349

		44,598,736

Utilities — 1.8%
New York City Water & Sewer System, Refunding RB,
5.00%, 06/15/38(i)	7,504	9,119,190

Security	Par (000)	Value

Utilities (continued)
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$872	$1,014,064
Utility Debt Securitization Authority, Refunding RB
5.00%, 12/15/41	7,800	9,624,373
Series A, 5.00%, 12/15/34	5,000	5,953,790
Series A, Restructured, 5.00%, 12/15/35	1,000	1,189,885
Series B, 4.00%, 12/15/35	1,580	1,810,908

		28,712,210

Total Municipal Bonds in New York		197,702,567

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.2% (Cost: $182,010,153)		197,702,567

Total Long-Term Investments — 103.3% (Cost: $1,530,779,645)		1,668,079,703

	Shares

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.00%(j)(k)	18,633,653	18,633,653

Total Short-Term Securities — 1.1% (Cost: $18,633,316)		18,633,653

Total Investments — 104.4% (Cost: $1,549,412,961)		1,686,713,356

Other Assets Less Liabilities — 1.7%		26,030,339

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.1)%		(97,825,491)

Net Assets — 100.0%		$1,614,918,204

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to May 15, 2028, is $ 7,757,377. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock New York Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$32,939,572	$—	$(14,305,919)	(a)	$2,106	$(2,106)	$18,633,653	18,633,653	$772	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	2,022	03/22/22	$263,523	$73,359
U.S. Long Bond	888	03/22/22	142,025	1,691,287
5-Year U.S. Treasury Note	829	03/31/22	100,212	354,149

				$2,118,795

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$2,118,795	$—	$2,118,795

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(2,603,944)	$—	$(2,603,944)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$6,414,330	$—	$6,414,330

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$397,283,785

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$26,721,660	$—	$26,721,660
Municipal Bonds	—	1,443,655,476	—	1,443,655,476
Municipal Bonds Transferred to Tender Option Bond Trusts	—	197,702,567	—	197,702,567
Short-Term Securities
Money Market Funds	18,633,653	—	—	18,633,653

	$18,633,653	$1,668,079,703	$—	$1,686,713,356

Derivative Financial Instruments(a)
Assets

Interest Rate Contracts	$2,118,795	$—	$—	$2,118,795

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $97,805,523 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.4%
Capital Trust Agency, Inc., RB
8.25%, 01/01/44	$445	$8,900
8.25%, 01/01/49	950	19,000
Grand Canyon University, 5.13%, 10/01/28	9,702	9,971,812

Total Corporate Bonds — 0.4% (Cost: $10,514,943)		9,999,712

Municipal Bonds

Alabama — 1.5%
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	945	992,371
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	365	396,346
Series D, Sub Lien, 7.00%, 10/01/51	2,355	2,689,521
Series D, Sub-Lien, 6.50%, 10/01/53	3,465	3,912,927
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	7,155	9,168,231
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	7,590	9,205,645
Stadium Trace Village Improvement District, RB, 3.63%, 03/01/36	4,000	4,048,328
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	1,161	1,227,910
Series A, 5.25%, 05/01/44	4,500	4,947,836

		36,589,115

American Samoa — 0.1%
American Samoa Economic Development Authority, RB, Series A, 5.00%, 09/01/38(b)	1,235	1,539,555

Arizona — 2.8%
Arizona Industrial Development Authority, RB
5.00%, 07/01/45(b)	1,135	1,243,066
7.10%, 01/01/55(b)	4,540	4,621,829
5.00%, 07/01/55(b)	1,215	1,319,491
Class B, 4.00%, 07/01/41	560	604,288
Class B, 4.00%, 07/01/51	1,555	1,650,161
Class B, 4.00%, 07/01/61	3,110	3,282,235
Series A, 5.00%, 07/01/39(b)	1,270	1,338,901
Series A, 5.00%, 12/15/39(b)	150	173,556
Series A, 5.00%, 07/01/49(b)	2,790	2,921,063
Series A, 5.00%, 07/15/49(b)	675	754,045
Series A, 5.00%, 12/15/49(b)	345	392,409
Series A, 4.00%, 07/01/51	1,555	1,726,995
Series A, 5.00%, 07/01/54(b)	1,110	1,160,405
Series A, 4.00%, 07/01/61	3,190	3,507,303
Series B, 5.13%, 07/01/47(b)	420	470,235
Series B, 5.25%, 07/01/51(b)	570	639,367
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	760	839,845
Series A, 5.25%, 07/01/47	3,235	3,656,456
Series A, 5.50%, 07/01/52	2,970	3,195,860
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/23(c)	1,375	1,492,898
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	275	316,656

Security	Par (000)	Value

Arizona (continued)
Glendale Industrial Development Authority, RB (continued)
5.00%, 05/15/56	$1,090	$1,230,663
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/54	1,330	1,570,775
5.00%, 07/01/59	655	772,026
Series A, 5.00%, 07/01/34(b)	250	254,948
Series A, 6.50%, 07/01/34(b)	465	524,761
Series A, 5.00%, 07/01/36(b)	1,225	1,364,340
Series A, 5.00%, 07/01/39(b)	205	208,895
Series A, 5.00%, 07/01/41(b)	1,685	1,860,326
Series A, 5.00%, 07/01/43	1,445	1,461,388
Series A, 6.75%, 07/01/44(b)	810	925,444
Series A, 5.25%, 07/01/48(b)	1,690	1,721,858
Series A, 5.00%, 07/01/49(b)	320	325,613
Series A, 5.00%, 07/01/54(b)	530	539,129
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	615	676,442
5.00%, 07/01/45	1,500	1,638,904
Series A, 5.00%, 07/01/35	295	327,320
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	734,583
5.25%, 07/01/49	870	906,948
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51(d)	3,995	4,128,577
5.00%, 07/01/56	1,300	1,443,036
4.00%, 06/15/57(d)	3,070	3,160,307
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,467,966
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	1,255	1,427,343
5.50%, 10/01/51	1,255	1,428,984
Tempe Industrial Development Authority RB, 4.00%, 12/01/56	1,260	1,360,194

		66,767,834

Arkansas(b) — 1.2%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	17,755	19,592,714
Series A, AMT, 4.75%, 09/01/49	8,190	9,264,069

		28,856,783

California — 6.8%
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	13,200	15,246,132
California Community Housing Agency, RB, M/F Housing(b)
3.00%, 08/01/56	2,415	2,200,901
Series A, 5.00%, 04/01/49	690	781,384
Series A-2, 4.00%, 08/01/47	4,430	4,465,865
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	1,665	1,666,941
California Educational Facilities Authority, Refunding RB, 2.25%, 04/01/51	10,000	9,867,810
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	8,789	9,956,201

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Housing Finance Agency, RB, M/F Housing (continued) Series 2021-1, Class A, 3.50%, 11/20/35	$5,822	$6,711,905
California Municipal Finance Authority RB
Series A, 3.00%, 02/01/46	1,200	1,250,408
Series A, 4.00%, 02/01/51	930	1,088,112
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,823,137
California Municipal Finance Authority, RB(b)
Series A, 5.50%, 08/01/34	290	311,423
Series A, 6.00%, 08/01/44	655	705,728
Series A, 6.13%, 08/01/49	570	614,290
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/42	345	406,590
Series A, 3.00%, 11/01/48	2,000	2,105,178
California Public Finance Authority, RB(b)
Series A, 6.25%, 07/01/54	5,270	6,041,923
Series B-3, 2.13%, 11/15/27	4,750	4,788,903
California School Finance Authority, RB
6.65%, 07/01/33	295	317,069
6.90%, 07/01/43	650	697,566
California Statewide Communities Development Authority, RB(b)
5.25%, 12/01/38	1,420	1,748,660
5.25%, 12/01/48	1,000	1,217,959
California Statewide Communities Development Authority, SAB, Series 2021-A, 4.00%, 09/02/51	2,000	2,273,754
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	310	311,256
6.50%, 05/01/42	760	763,026
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	9,320	9,987,461
CMFA Special Finance Agency XII RB, 4.38%, 08/01/49(b)(d)	1,845	1,713,306
CMFA Special Finance Agency, RB, M/F Housing, 3.00%, 12/01/56(b)	3,425	3,072,735
CSCDA Community Improvement Authority RB(b)
3.13%, 07/01/56	3,670	3,369,343
4.00%, 06/01/57	1,445	1,257,507
4.00%, 07/01/58	1,405	1,261,981
4.00%, 12/01/59	7,025	5,789,074
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.65%, 12/01/46	3,500	3,245,200
3.25%, 07/01/56(d)	1,225	1,149,672
3.13%, 08/01/56	5,550	5,238,839
4.00%, 08/01/56	5,000	5,280,020
4.00%, 12/01/56	4,355	4,157,762
4.00%, 03/01/57	2,465	2,524,130
3.25%, 05/01/57	1,740	1,605,348
4.00%, 07/01/58(d)	1,585	1,492,392
Series A, 5.00%, 01/01/54	1,050	1,118,900
Series A-2, 4.00%, 10/01/56	8,600	9,013,436
Golden State Tobacco Securitization Corp., Refunding RB(c)
Series A-1, 3.50%, 06/01/22	3,985	4,039,128
Series A-1, 5.00%, 06/01/22	5,195	5,297,560
Series A-1, 5.25%, 06/01/22	945	964,642
Series A-2, 5.00%, 06/01/22	3,950	4,028,095

Security	Par (000)	Value

California (continued)
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)	$4,420	$2,700,602
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/23(c)	2,115	2,278,919
San Francisco City & County Redevelopment Agency Successor Agency, ST, CAB, 0.00%, 08/01/43(e)	3,000	874,332
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(e)
Series D, 0.00%, 08/01/23	1,000	935,369
Series D, 0.00%, 08/01/26	580	469,367
Series D, 0.00%, 08/01/31	1,155	730,307

		161,957,548

Colorado — 4.3%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	1,565	1,654,709
Aspen Street Metropolitan District, GO, Series A, 5.13%, 12/01/50	1,075	1,121,662
Aurora Crossroads Metropolitan District No.2, GO
Series A, 5.00%, 12/01/40	1,000	1,089,035
Series A, 5.00%, 12/01/50	500	539,777
Aviation Station North Metropolitan District No.2, GO
Series A, 5.00%, 12/01/39	750	801,061
Series A, 5.00%, 12/01/48	1,350	1,435,146
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	2,335	2,314,982
Brighton Crossing Metropolitan District No.6, GO, Series A, 5.00%, 12/01/50	500	545,259
Broadway Station Metropolitan District No.2, GO
Series A, 5.00%, 12/01/35	735	793,091
Series A, 5.13%, 12/01/48	3,925	4,214,477
Bromley Park Metropolitan District No.2, Refunding GO, Sub-Series B, 6.38%, 12/15/47	937	984,260
Cascade Ridge Metropolitan District, GO, 5.00%, 12/01/51	3,000	3,026,685
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	820	857,068
Clear Creek Transit Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/41	575	628,785
Series A, 5.00%, 12/01/50	1,000	1,086,042
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/33	450	461,019
5.00%, 12/01/42	545	556,643
Colorado Educational & Cultural Facilities Authority, Refunding RB(b)
5.00%, 12/01/40	115	125,974
5.00%, 12/01/50	155	166,428
5.00%, 12/01/55	180	192,466
Colorado Health Facilities Authority RB
Series A, 5.00%, 05/15/35	1,885	2,027,815
Series A, 5.00%, 05/15/44	1,415	1,498,805
Series A, 5.00%, 05/15/49	940	987,270
Series A, 5.00%, 05/15/58	1,980	2,058,873
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	4,620	5,306,333
Colorado High Performance Transportation Enterprise, RB, 5.00%, 12/31/56	2,500	2,766,097
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,356,938

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Copperleaf Metropolitan District No.3, GO(c)
Series A, 5.00%, 12/01/22	$500	$536,578
Series A, 5.13%, 12/01/22	1,200	1,289,147
E-470 Public Highway Authority, Refunding RB, Series B, 0.38%, 09/01/39(a)	2,560	2,559,130
Eagle Brook Meadows Metropolitan District No. 3, GO, 5.00%, 12/01/51	1,600	1,664,928
Fitzsimons Village Metropolitan District No 3 Refunding GOL
4.00%, 12/01/26	800	817,287
4.00%, 12/01/41	1,500	1,484,943
4.25%, 12/01/55	3,095	3,072,165
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50	2,615	2,848,305
Greenways Metropolitan District No. 1, GO, Series A, 4.63%, 12/01/51	1,580	1,566,655
Home Place Metropolitan District, GO, Series A, 5.75%, 12/01/50	2,345	2,480,607
Horizon Metropolitan District No. 2, GO
4.50%, 12/01/51(b)	1,675	1,698,195
Series A, 4.50%, 12/01/50	1,810	1,762,292
Jefferson Center Metropolitan District No.1, RB
Series A-2, 4.13%, 12/01/40	580	605,644
Series A-2, 4.38%, 12/01/47	1,000	1,044,515
Karl’s Farm Metropolitan District No.2, GO(b)
Series A, 5.38%, 12/01/40	515	547,381
Series A, 5.63%, 12/01/50	1,350	1,421,339
Longs Peak Metropolitan District, GO, 5.25%, 12/01/51(b)	5,000	5,031,120
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,692,729
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	760	810,438
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	2,825	2,963,835
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,567,471
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,506,533
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,310,567
Pronghorn Valley Metropolitan District, GO, Series A, 4.00%, 12/01/51	1,300	1,323,594
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,900	4,399,165
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,045	1,063,208
Southlands Metropolitan District No.1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,267,132
Series A-1, 5.00%, 12/01/47	3,990	4,458,621
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	750	812,454
Thompson Crossing Metropolitan District No.4, Refunding GO
5.00%, 12/01/39	1,400	1,511,702
5.00%, 12/01/49	1,480	1,586,822
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,830,042

Security	Par (000)	Value

Colorado (continued)
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	$2,595	$2,618,477
Westcreek Metropolitan District No.2, GO, Series A, 5.38%, 12/01/48	800	843,567
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/49	595	636,877

		102,230,165

Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series C-2, AMT, 2.00%, 05/15/30	175	177,134
Series C-2, AMT, 2.05%, 11/15/30	500	505,738
Series C-2, AMT, 2.15%, 11/15/31	400	405,115
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/45	825	898,106
Series A, 5.00%, 01/01/55	1,100	1,190,808
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,765	3,934,173
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	971	1,007,242
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(b)	2,045	2,303,836
State of Connecticut, GO, Series A, 4.00%, 04/15/37	1,800	2,115,869

		12,538,021

Delaware — 0.1%
County of Kent, RB, Series A, 5.00%, 07/01/58	1,500	1,676,430

District of Columbia — 1.5%
District of Columbia Tobacco Settlement Financing Corp., RB, Series B, 0.00%, 06/15/46(e)	43,620	8,021,260
District of Columbia Tobacco Settlement Financing Corp., RB, CAB(e)
Series A, 0.00%, 06/15/46	40,740	9,075,894
Series C, 0.00%, 06/15/55	88,900	9,188,882
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	385	395,632
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	3,830	3,867,373
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,452,736
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB, Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(e)	3,005	2,583,446

		35,585,223

Florida — 9.0%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	1,720	1,912,712
Artisan Lakes East Community Development District, SAB
Series 2021-1, 3.13%, 05/01/41	475	471,675
Series 2021-1, 4.00%, 05/01/51	450	472,779
Series 2021-2, 3.13%, 05/01/41(b)	510	506,431
Series 2021-2, 4.00%, 05/01/52(b)	550	577,441
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,365	1,427,782

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	$1,220	$1,259,862
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	4,040	4,292,306
4.00%, 11/15/55	5,960	6,221,406
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,280	2,542,134
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,589,017
5.00%, 06/01/41(b)	220	243,621
5.00%, 07/01/49(b)	1,270	1,428,970
5.00%, 01/01/55(b)	4,350	4,900,962
5.00%, 06/01/56(b)	740	798,919
4.88%, 06/15/56(b)	6,670	6,893,272
Series A, 5.00%, 06/15/49(b)	500	549,987
Series A, 5.00%, 12/15/49	300	328,126
Series A, 5.75%, 06/01/54(b)	1,925	2,082,900
Series A, 5.00%, 12/15/54	260	282,091
Series B, 0.00%, 01/01/35(e)	3,495	1,544,615
Series B, 0.00%, 01/01/60(e)	64,500	5,655,166
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(e)	166,025	18,699,396
Celebration Pointe Community Development District, SAB
4.00%, 05/01/22(b)	75	75,428
4.75%, 05/01/24	240	250,008
5.00%, 05/01/34	1,180	1,252,172
Charles Cove Community Development District, SAB
3.25%, 05/01/25	300	305,435
3.75%, 05/01/30	360	383,579
4.25%, 05/01/40	975	1,055,723
4.38%, 05/01/50	1,505	1,617,953
Charlotte County Industrial Development Authority RB, AMT, 4.00%, 10/01/51(b)	3,150	3,358,634
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	530	598,337
AMT, 5.00%, 10/01/49	2,510	2,739,881
City of Tallahassee Florida, RB, Series A, 5.00%, 12/01/55	2,600	2,960,006
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	2,090	2,480,544
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	370	257,150
County of Lake Florida, RB(b)
5.00%, 01/15/39	550	629,506
5.00%, 01/15/49	825	921,221
5.00%, 01/15/54	830	921,586
County of Osceola Florida Transportation Revenue, Refunding RB, Sereis A-1, 4.00%, 10/01/54	2,500	2,819,408
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/50	1,770	678,110
Series A-2, 0.00%, 10/01/51	2,125	781,528
Series A-2, 0.00%, 10/01/52	2,125	751,848
Series A-2, 0.00%, 10/01/53	5,675	1,930,879
Series A-2, 0.00%, 10/01/54	2,125	695,088

Security	Par (000)	Value

Florida (continued)
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	$540	$610,135
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	6,530	7,333,072
Florida Development Finance Corp., RB
5.00%, 06/15/41(b)	1,245	1,386,833
5.00%, 06/15/51(b)	1,190	1,299,730
5.25%, 06/01/55(b)	2,830	3,252,380
4.50%, 12/15/56(b)	5,945	5,940,755
5.75%, 12/15/56(b)	2,030	2,028,896
Series A, 5.75%, 06/15/29	695	759,315
Series A, 6.00%, 06/15/34	835	914,467
Series A, 6.13%, 06/15/44	3,185	3,461,353
Series A, 5.13%, 06/15/55(b)	10,455	10,929,207
AMT, 5.00%, 05/01/29(b)	3,300	3,494,452
AMT, 3.00%, 06/01/32	915	963,367
Series A, AMT, 5.00%, 08/01/29(a)(b)	2,240	2,285,588
Florida Development Finance Corp., Refunding RB
1.75%, 06/01/26(b)	485	485,600
2.38%, 06/01/27(b)	395	398,596
5.00%, 06/01/51	1,135	1,303,115
4.00%, 06/01/55(b)	1,450	1,589,950
Gracewater Sarasota Community Development District, SAB, 4.00%, 05/01/52	1,000	1,041,574
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	971,048
4.50%, 05/01/52	1,015	1,076,231
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	2,000	2,108,900
Greeneway Improvement District, SAB, 5.13%, 05/01/43	965	994,681
Hills Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	1,080,722
4.00%, 05/01/50	1,500	1,559,228
Lakewood Ranch Stewardship District Special Assessment
2.70%, 05/01/31	205	205,378
3.00%, 05/01/41	155	153,873
4.00%, 05/01/52	685	726,345
Lakewood Ranch Stewardship District, SAB
3.90%, 05/01/23	195	197,854
4.25%, 05/01/25	80	83,007
4.25%, 05/01/26	175	183,143
4.25%, 05/01/28	535	575,351
4.95%, 05/01/29(b)	665	746,575
4.88%, 05/01/35	265	281,871
5.00%, 05/01/38	1,175	1,311,822
3.75%, 05/01/39(b)	570	597,634
5.50%, 05/01/39(b)	670	779,044
3.75%, 05/01/40	525	558,363
4.88%, 05/01/45	545	573,924
5.13%, 05/01/46	990	1,066,480
5.10%, 05/01/48	2,545	2,814,449
5.65%, 05/01/48(b)	1,125	1,300,893
4.00%, 05/01/49(b)	355	372,238
3.90%, 05/01/50	525	556,137
Series 1B, 4.75%, 05/01/29	955	1,062,578

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
Series 1B, 5.30%, 05/01/39	$1,090	$1,253,164
Series 1B, 5.45%, 05/01/48	1,935	2,212,479
Laurel Road Community Development District Special Assessment
2.60%, 05/01/26	230	230,427
3.00%, 05/01/31	250	252,196
3.13%, 05/01/31	1,695	1,706,760
3.25%, 05/01/41	1,010	998,969
4.00%, 05/01/52	1,155	1,200,357
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,619,833
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,796,033
Series A, 5.00%, 05/01/37	890	912,543
Mirada II Community Development District, SAB
3.13%, 05/01/31	500	512,848
4.00%, 05/01/51	1,500	1,575,930
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	876,813
Series A-1, 4.25%, 05/01/51	1,430	1,484,005
Series A-2, 4.20%, 05/01/35	1,220	1,265,648
Series A-3, 4.75%, 05/01/40	1,615	1,615,510
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,040,823
Pine Island Community Development District, RB, CAB, 0.00%, 11/01/24(e)	725	663,674
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	220	257,025
Sandridge Community Development District, SAB
Series A1, 3.88%, 05/01/41	615	644,251
Series A1, 4.00%, 05/01/51	600	625,789
Series A-2, 3.88%, 05/01/31	635	659,512
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(f)(g)	339	308,078
Sawyers Landing Community Development District, SAB
4.13%, 05/01/41	530	572,371
4.25%, 05/01/53	3,520	3,778,196
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,685,401
Southern Groves Community Development District No.5, SAB
3.38%, 05/01/25	290	296,665
4.00%, 05/01/30	185	201,370
4.30%, 05/01/40	860	933,912
4.50%, 05/01/46	605	654,847
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40	125	103,912
Series A-2, 4.25%, 05/01/37	910	982,287
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40	50	49,304
Tolomato Community Development District, SAB(f)(g)
3rd Series, 6.65%, 05/01/40	105	1
Series 2015-1, 6.61%, 05/01/40	205	205,017

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District, SAB(f)(g) (continued)
Series 2015-3, 6.61%, 05/01/40	$135	$1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	753,792
5.50%, 05/01/49	1,700	1,897,662
V-Dana Community Development District, SAB(b)
3.00%, 05/01/25	300	303,795
3.50%, 05/01/31	525	550,986
4.00%, 05/01/40	750	801,572
4.00%, 05/01/51	1,200	1,260,744
Viera East Community Development District, Refunding SAB, 5.00%, 05/01/26	640	648,726
Viera Stewardship District, SAB, 4.00%, 05/01/53	1,710	1,796,943
Village Community Development District No.10, SAB, 5.13%, 05/01/43	1,450	1,482,748
Village Community Development District No.9, SAB, 5.50%, 05/01/42	440	443,207
West Villages Improvement District, SAB 4.25%, 05/01/29	400	430,124
4.75%, 05/01/39	885	973,007
5.00%, 05/01/50	1,415	1,555,853

		211,636,858

Georgia — 1.7%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51(b)	2,805	2,870,971
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(c)	555	641,086
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,020	1,412,041
Series A, 5.00%, 05/15/36	1,020	1,432,107
Series A, 5.00%, 05/15/37	1,120	1,592,572
Series A, 5.00%, 05/15/38	615	885,618
Series A, 5.00%, 05/15/49	2,055	3,164,577
Series C, 4.00%, 05/01/52(a)	8,210	9,648,400
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	4,150	4,608,160
Series A, 5.00%, 01/01/49	3,235	3,875,970
Series A, 5.00%, 01/01/59	525	624,452
Municipal Electric Authority of Georgia, Refunding RB
Series A-R, Subordinate, 5.00%, 01/01/45	3,000	3,765,039
Series A-R, Subordinate, 5.00%, 01/01/50	4,000	4,993,816
Private Colleges & Universities Authority, Refunding RB, 4.00%, 10/01/50	1,155	1,333,565

		40,848,374

Guam — 0.3%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/35	1,100	1,395,034
Series A, 5.00%, 11/01/40	1,545	1,916,058
Series F, 4.00%, 01/01/36	1,460	1,681,583
Series F, 4.00%, 01/01/42	1,870	2,111,434

		7,104,109

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	398,974
5.00%, 09/01/37	1,000	1,120,252
3.00%, 03/01/51(d)	2,835	2,945,752

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho (continued)
Idaho Housing & Finance Association, RB(b)
5.00%, 12/01/46	$1,000	$1,110,982
Series A, 6.00%, 07/01/39	370	449,183
Series A, 6.00%, 07/01/49	595	708,818
Series A, 6.00%, 07/01/54	570	676,055
Series A, 6.95%, 06/15/55	1,540	1,684,105
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	266,083

		9,360,204

Illinois — 5.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/38	655	816,853
Series A, 5.00%, 12/01/39	2,095	2,605,066
Series A, 5.00%, 12/01/40	2,750	3,412,956
Series A, 5.00%, 12/01/42	1,570	1,620,981
Series C, 5.25%, 12/01/39	2,250	2,482,211
Series D, 5.00%, 12/01/46	3,620	3,945,054
Series H, 5.00%, 12/01/46	725	839,681
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	530	653,140
Series A, 5.00%, 12/01/30	2,210	2,750,858
Series B, 4.00%, 12/01/35	1,155	1,182,119
Series C, 5.00%, 12/01/25	1,220	1,414,585
Series C, 5.00%, 12/01/30	1,370	1,637,564
Series D, 5.00%, 12/01/31	1,500	1,790,477
Series G, 5.00%, 12/01/44	3,700	4,288,763
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(e)	590	563,048
City of Chicago Refunding GO, Series A, 4.00%, 01/01/36	6,335	7,333,979
Illinois Finance Authority, RB, Series A, 6.00%, 10/01/48	1,700	1,759,056
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	349,826
4.00%, 09/01/35	1,000	1,153,505
4.00%, 09/01/37	1,000	1,123,311
4.00%, 09/01/39	2,000	2,239,596
4.00%, 09/01/41	1,250	1,399,910
6.13%, 02/01/45	790	818,421
5.00%, 05/15/56	815	923,099
Series A, 3.00%, 08/15/48	11,350	12,134,705
Series C, 5.00%, 02/15/36	1,805	2,170,711
Series C, 5.00%, 02/15/41	3,000	3,568,542
Illinois State Toll Highway Authority RB
Series A, 4.00%, 01/01/46	2,490	2,950,600
Series A, 5.00%, 01/01/46	6,480	8,345,449
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	3,925	4,556,038
Series A, 5.00%, 06/15/57	4,555	5,309,909
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 12/15/47(d)	6,325	7,133,632
Quad Cities Regional Economic Development Authority, Refunding RB, 4.75%, 10/01/32	675	694,121
Sales Tax Securitization Corp. Refunding RB, Series A, 5.00%, 01/01/33	2,775	3,723,820
State of Illinois, GO
5.50%, 05/01/30	1,235	1,609,710
5.00%, 02/01/39	510	552,703
5.50%, 05/01/39	2,460	3,159,432
Series A, 5.00%, 12/01/25	3,000	3,477,414

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
Series A, 5.00%, 04/01/35	$1,460	$1,534,850
Series A, 4.00%, 03/01/38	2,250	2,633,436
Series A, 5.00%, 04/01/38	2,190	2,302,275
Series A, 4.00%, 03/01/39	2,100	2,454,953
Series A, 4.00%, 03/01/40	2,300	2,683,150
Series D, 5.00%, 11/01/24	9,450	10,585,890
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/25	3,000	3,460,566

		132,145,965

Indiana — 0.8%
City of Anderson Indiana, RB, 5.38%, 01/01/40	1,540	1,605,704
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	525	580,466
AMT, 7.00%, 01/01/44	1,270	1,406,002
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	2,325	2,328,415
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(c)	1,600	1,707,724
Series A, AMT, 5.25%, 07/01/23(c)	2,500	2,677,130
Series A, AMT, 6.75%, 05/01/39	2,785	3,645,153
Indiana Finance Authority, Refunding RB, 5.00%, 03/01/22(c)	725	730,383
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	3,175	3,331,216

		18,012,193

Iowa — 0.3%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	2,360	2,651,049
Iowa Finance Authority, Refunding RB, Series A, 5.25%, 12/01/50(a)	595	631,298
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	3,000	3,330,306

		6,612,653

Kansas — 0.2%
City of Prairie Village Kansas, Refunding TA(d)
2.88%, 04/01/30	875	875,530
3.13%, 04/01/36	1,000	999,054
City of Shawnee Kansas, RB(b)
5.00%, 08/01/41	770	832,217
5.00%, 08/01/56	2,800	2,973,536

		5,680,337

Kentucky — 0.3%
City of Hazard, Refunding RB, 3.00%, 07/01/46	2,500	2,672,382
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(e)	250	242,451
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 6.00%, 07/01/23(c)	3,000	3,257,547

		6,172,380

Louisiana — 1.3%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	3,035	3,016,790
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	1,990	2,202,168
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/41	990	1,089,221
Series A, 5.00%, 04/01/49	500	533,419

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, RB(b) (continued)
Series A, 5.25%, 06/01/51	$1,830	$2,014,257
Series A, 5.25%, 06/01/60	3,385	3,700,336
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 04/01/50	12,320	14,170,538
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	3,160	4,198,092

		30,924,821

Maine — 0.1%
Finance Authority of Maine RB, AMT, 8.00%, 12/01/51(b)	3,150	3,207,207

Maryland — 1.3%
City of Baltimore Maryland, Refunding RB 5.00%, 09/01/46.	1,500	1,576,764
Series A, 4.00%, 09/01/27	325	356,188
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	4,965	5,886,851
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	985	1,191,511
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/39	950	1,018,366
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	605	685,184
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	8,165	9,331,852
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	2,750	2,779,568
Montgomery County Housing Opportunities Commission RB, Series C, (FHA 542(C)), 2.85%, 01/01/51	7,000	7,059,724

		29,886,008

Massachusetts — 0.7%
Massachusetts Development Finance Agency RB, 4.00%, 06/01/56	1,570	1,748,476
Massachusetts Development Finance Agency Refunding RB, Series B, 4.00%, 06/01/50	2,120	2,373,175
Massachusetts Development Finance Agency, RB
Series B, 0.00%, 11/15/56(e)	94	69,972
Series D, 4.00%, 07/01/45	715	764,134
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	355	380,851
4.13%, 10/01/42(b)	855	914,984
4.00%, 07/01/45	560	639,864
4.00%, 07/01/50	1,050	1,187,256
Series A, 5.00%, 07/01/38	1,200	1,464,874
Series A, 5.00%, 07/01/39	3,055	3,727,989
Series A, 5.00%, 07/01/44	2,000	2,419,780

		15,691,355

Michigan — 0.5%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	190	195,073
3.88%, 11/01/29	150	161,614
5.00%, 11/01/34	400	450,696
5.00%, 11/01/44	160	176,979
City of Detroit Michigan, GO
5.00%, 04/01/34	485	570,824
5.00%, 04/01/35	485	569,698

Security	Par (000)	Value

Michigan (continued)
City of Detroit Michigan, GO (continued)
5.00%, 04/01/36	$340	$398,373
5.00%, 04/01/37	545	637,084
5.00%, 04/01/38	240	279,900
Grand Traverse County Hospital Finance Authority, Refunding RB, 3.00%, 07/01/51	2,000	2,121,112
Kentwood Economic Development Corp., Refunding RB, 5.63%, 11/15/41	1,000	1,019,587
Michigan Finance Authority, RB(c)
Series C-2, AMT, Senior Lien, 5.00%, 07/01/22	350	358,054
Series C-1, Senior Lien, 5.00%, 07/01/22	800	818,731
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/48	2,030	2,419,025
AMT, 4.00%, 10/01/61(a)	1,355	1,513,009

		11,689,759

Minnesota — 0.7%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	2,065	2,167,391
City of Deephaven Minnesota, Refunding RB, Series A, 5.25%, 07/01/40	500	538,993
City of Minneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	1,405	1,520,248
Series A, 5.75%, 07/01/55	3,435	4,007,893
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	2,143,528
Series A, 5.25%, 02/15/53	3,850	4,631,661
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, 5.00%, 07/01/55	870	976,146

		15,985,860

Mississippi — 0.4%
Mississippi Home Corp., Refunding RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 2.10%, 12/01/41	9,525	9,642,996

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 11/15/48	3,650	4,129,986
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	1,028,165
Series A, 4.75%, 11/15/47	1,135	1,128,586
Kansas City Industrial Development Authority, RB, Series C, 7.50%, 11/15/46	425	427,354
Kansas City Industrial Development Authority, Refunding RB
2.00%, 11/15/46	345	17,155
5.00%, 11/15/46	772	771,410
Kansas City Land Clearance Redevelopment Authority, TA(b)
Series B, 4.38%, 02/01/31	3,105	3,181,483
Series B, 5.00%, 02/01/40	1,240	1,275,272
Plaza at Noah’s Ark Community Improvement District, Refunding RB
3.00%, 05/01/25	350	359,589
3.00%, 05/01/26	275	283,500
3.00%, 05/01/30	475	484,405

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Plaza at Noah’s Ark Community Improvement District, Refunding RB (continued)
3.13%, 05/01/35	$500	$505,186
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,278,674

		15,870,765

Nebraska — 0.4%
Central Plains Energy Project, Refunding RB
5.00%, 09/01/42	780	802,010
Series A, 5.00%, 09/01/42	6,090	8,846,310

		9,648,320

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No.815, SAB, 5.00%, 12/01/49	810	929,434
County of Clark Nevada, Refunding SAB
4.00%, 08/01/22	375	382,172
4.00%, 08/01/23	230	234,392
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	825	967,936
5.00%, 07/01/45	1,025	1,185,782
5.00%, 07/01/51	1,100	1,258,733

		4,958,449

New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,495,336
Series A, 4.25%, 08/15/46	1,610	1,666,482
Series A, 4.50%, 08/15/55	3,350	3,484,308
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	4,650	4,837,353
Series C, AMT, 4.88%, 11/01/42	2,515	2,625,499

		14,108,978

New Jersey — 3.5%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	5,750	6,245,017
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	880	941,985
New Jersey Economic Development Authority, RB
4.00%, 11/01/39	1,165	1,334,152
6.00%, 10/01/43	970	1,043,726
Series A, 5.00%, 07/01/32	235	256,825
Series A, 5.00%, 07/01/37	375	406,116
Series A, 5.00%, 01/01/48	1,110	1,155,719
Series A, 5.25%, 11/01/54(b)	3,955	4,237,834
Series B, 5.00%, 06/15/43	3,755	4,543,253
Series EEE, 5.00%, 06/15/43	5,550	6,713,130
AMT, 5.13%, 09/15/23	1,045	1,079,391
AMT, 5.38%, 01/01/43	1,360	1,476,710
Series B, AMT, 6.50%, 04/01/31	2,585	2,927,944
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/32	1,140	1,350,567
5.00%, 07/01/33	1,450	1,716,345
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 2.50%, 12/01/40	3,660	3,865,590
Series C, AMT, 3.25%, 12/01/51	1,700	1,726,255

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
0.00%, 12/15/40(e)	$7,560	$4,711,619
Series AA, 5.25%, 06/15/41	1,265	1,442,235
Series AA, 5.00%, 06/15/44	1,005	1,093,273
Series BB, 4.00%, 06/15/50	10,940	12,276,584
Series BB, 5.00%, 06/15/50	8,560	10,255,197
Series S, 5.25%, 06/15/43	4,095	5,034,929
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,195	1,462,986
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/36	575	677,174
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	900	1,081,964
Sub-Series B, 5.00%, 06/01/46	3,175	3,693,303

		82,749,823

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,030	2,077,656

New York — 5.9%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41	3,750	4,046,408
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,215	1,362,889
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,619,055
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,210	3,238,768
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	640,564
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	4,115	4,934,757
Series C-1, 5.00%, 11/15/50	1,340	1,624,205
Series C-1, 5.25%, 11/15/55	1,980	2,436,519
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/39	1,200	1,403,152
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/37	755	810,089
Series A, Class A, (AGM), 3.00%, 01/01/39	755	808,438
Series A, Class A, (AGM), 3.00%, 01/01/40	525	560,361
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	7,900	8,061,697
Series A, 5.00%, 06/01/42	4,520	4,586,037
Series A, 5.00%, 06/01/45	1,695	1,719,761
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	4,010	4,448,020
Series A-2-B, 5.00%, 06/01/51	6,865	7,604,587
New York Liberty Development Corp., Refunding RB
2.88%, 11/15/46	14,320	14,564,528
3.00%, 11/15/51	4,025	4,213,805
Series 1, Class 1, 5.00%, 11/15/44(b)	15,115	16,567,944
Series 2, Class 2, 5.15%, 11/15/34(b)	450	502,428
Series 2, Class 2, 5.38%, 11/15/40(b)	1,070	1,196,844
New York State Dormitory Authority, Refunding RB(b)
5.00%, 12/01/33	590	705,924
5.00%, 12/01/35	785	930,534
New York State Housing Finance Agency RB
(SONYMA), 2.45%, 11/01/41	2,950	2,943,304
(SONYMA), 2.65%, 11/01/46	3,935	3,932,682

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	$3,000	$3,304,245
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,295	1,604,311
AMT, 4.00%, 01/01/36	5,000	5,561,565
AMT, 5.00%, 10/01/40	3,650	4,445,189
AMT, 4.00%, 10/31/46	2,220	2,535,256
AMT, 4.00%, 04/30/53	1,145	1,308,666
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	4,579,513
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	553,405
State of New York Mortgage Agency, RB, S/F Housing, (SONYMA), 2.60%, 10/01/44	4,040	4,063,755
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54	670	785,000
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,290	1,405,523
Westchester County Local Development Corp., Refunding RB
5.00%, 07/01/46(b)	530	567,896
5.00%, 07/01/56(b)	5,000	5,267,840
Series A, 5.13%, 07/01/55	1,100	1,150,384
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	850	928,634
Sub-Series C, 5.13%, 06/01/51	2,000	2,277,076

		138,801,558

North Carolina — 0.1%
North Carolina Turnpike Authority, RB, Senior Lien, 4.00%, 01/01/55	3,000	3,382,713

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	2,155,594
University of North Dakota, COP, Series A, (AGM), 2.50%, 06/01/54	6,200	6,046,389

		8,201,983

Ohio — 2.2%
American Municipal Power Inc., Refunding RB
4.00%, 02/15/36	2,250	2,697,415
4.00%, 02/15/37	3,500	4,186,735
4.00%, 02/15/38	1,825	2,178,037
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,490	6,366,835
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	190	223,787
4.00%, 07/01/51	260	304,840
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
4.00%, 12/01/55	940	995,249
4.50%, 12/01/55	1,230	1,345,030
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	1,435	1,569,445
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	679,043
5.25%, 05/01/40	1,235	1,330,731
5.50%, 05/01/50	2,895	3,097,282

Security	Par (000)	Value

Ohio (continued)
Franklin County Convention Facilities Authority, RB
5.00%, 12/01/44	$1,800	$2,067,622
5.00%, 12/01/51	4,000	4,595,056
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	1,865	2,000,481
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	4,125	4,199,658
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	5,000	5,826,425
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,100	1,115,799
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	5,980	6,806,616

		51,586,086

Oklahoma — 1.5%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	3,565	4,005,327
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	14,390	17,176,839
Series A-2, 7.25%, 09/01/51(b)	1,920	2,291,837
Series B, 5.00%, 08/15/38	4,585	5,501,482
Series B, 5.25%, 08/15/43	4,130	5,010,945
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41(b)	1,180	1,174,943
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,185,172

		36,346,545

Oregon — 0.9%
Medford Hospital Facilities Authority, Refunding RB
Series A, 4.00%, 08/15/50	4,845	5,627,240
Series A, 5.00%, 08/15/50	2,000	2,499,794
Oregon Health & Science University Refunding RB, Series A, 3.00%, 07/01/51	10,160	10,729,214
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	978,817
Series A, 5.25%, 06/15/55	505	544,037

		20,379,102

Pennsylvania — 1.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	1,185	1,201,998
Series A, 5.00%, 05/01/42	2,730	2,767,196
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	275	311,601
4.00%, 07/01/51	200	225,583
City of Philadelphia Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/50	6,000	7,547,976
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/24(c)	2,750	3,061,088
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	982,516
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,470	1,644,987
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,050	1,108,553

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	$895	$1,018,583
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	5,390	5,706,813

		25,576,894

Puerto Rico — 10.4%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	135,505	9,610,015
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(e)	2,000	186,496
Commonwealth of Puerto Rico, GO(f)(g)
5.25%, 07/01/17	1,060	1,060,000
Series A, 5.25%, 07/01/22	335	332,487
Series A, 5.00%, 07/01/23	1,250	1,240,625
Series A, 5.13%, 07/01/31	215	213,388
Series A, 6.00%, 07/01/38	1,210	1,217,359
Commonwealth of Puerto Rico, Refunding GO(f)(g)
6.00%, 07/01/39	165	166,004
6.50%, 07/01/40	400	402,433
Series A, 5.25%, 07/01/16	1,135	1,135,000
Series A, 5.50%, 07/01/18	200	200,000
Series A, 5.50%, 07/01/26	1,000	941,397
Series A, 8.00%, 07/01/35	22,191	19,694,513
Series A, 5.50%, 07/01/39	4,285	4,033,886
Series A, 6.50%, 07/01/40	2,610	2,625,874
Series A, 5.00%, 07/01/41	7,715	6,933,856
Series A, 5.75%, 07/01/41	385	376,337
Series C, 6.00%, 07/01/39	3	3,018
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series B, 5.00%, 07/01/37	1,365	1,698,753
Series B, 4.00%, 07/01/42	4,660	5,292,218
Series A, Senior Lien, 5.00%, 07/01/35	4,890	5,977,864
Series A, Senior Lien, 5.00%, 07/01/47	8,605	10,278,802
Puerto Rico Electric Power Authority, RB
5.00%, 07/01/19	900	900,306
10.00%, 07/01/19	1,391	1,509,929
7.50%, 01/01/20	2,332	2,483,825
7.50%, 01/01/22	4,430	4,717,879
3rd Series, 5.40%, 01/01/22	208	212,869
Series A, 7.25%, 07/01/30(f)(g)	250	266,250
Series A, 7.00%, 07/01/33(f)(g)	8,735	9,302,775
Series A, 6.75%, 07/01/36(f)(g)	5,830	6,208,950
Series A, 7.00%, 07/01/40(f)(g)	1,000	1,065,000
Series A, 5.00%, 07/01/42(f)(g)	2,315	2,315,789
Series A, 5.05%, 07/01/42(f)(g)	1,080	1,080,368
Series A, 7.00%, 07/01/43(f)(g)	775	825,375
Series A-3, 10.00%, 07/01/19(f)(g)	748	811,220
Series B-3, 10.00%, 07/01/19(f)(g)	748	811,220
Series C-1, 5.40%, 01/01/18(f)(g)	2,054	2,105,530
Series C-2, 5.40%, 07/01/18(f)(g)	2,054	2,105,871
Series C-4, 5.40%, 07/01/20(f)(g)	208	212,869
Series CCC, 5.00%, 07/01/22(f)(g)	715	715,244
Series CCC, 5.00%, 07/01/25(f)(g)	620	620,211
Series CCC, 5.25%, 07/01/26(f)(g)	590	590,201
Series CCC, 5.25%, 07/01/28(f)(g)	1,945	1,985,241
Series TT, 5.00%, 07/01/25(f)(g)	3,270	3,271,115
Series TT, 5.00%, 07/01/26(f)(g)	455	455,155
Series WW, 5.50%, 07/01/17(f)(g)	475	475,162
Series WW, 5.50%, 07/01/18(f)(g)	415	415,142
Series WW, 5.50%, 07/01/19(f)(g)	335	335,114

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.38%, 07/01/22(f)(g)	$4,500	$4,501,534
Series WW, 5.38%, 07/01/24(f)(g)	815	815,278
Series WW, 5.25%, 07/01/25(f)(g)	1,940	1,940,662
Series WW, 5.25%, 07/01/33(f)(g)	315	315,107
Series WW, 5.50%, 07/01/38(f)(g)	415	415,142
Series XX, 5.25%, 07/01/27(f)(g)	230	230,078
Series XX, 5.25%, 07/01/35(f)(g)	705	705,240
Series XX, 5.75%, 07/01/36(f)(g)	2,870	2,870,979
Series XX, 5.25%, 07/01/40(f)(g)	8,385	8,387,859
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	765	765,261
Series AAA, 5.25%, 07/01/25	1,865	1,911,625
Series AAA, 5.25%, 07/01/25(f)(g)	1,695	1,695,578
Series AAA, 5.25%, 07/01/28	2,000	2,050,000
Series AAA, 5.25%, 07/01/28(f)(g)	1,655	1,655,564
Series AAA, 5.25%, 07/01/29(f)(g)	190	190,065
Series UU, 1.00%, 07/01/17(a)(f)(g)	140	124,537
Series UU, 3.47%, 07/01/17(a)	2,520	2,192,400
Series UU, 1.00%, 07/01/18(a)(f)(g)	125	111,194
Series UU, 1.00%, 07/01/20(a)(f)(g)	1,135	1,009,639
Series UU, 0.84%, 07/01/31(a)(f)(g)	1,345	1,196,445
Series ZZ, 5.00%, 07/01/17(f)(g)	330	330,113
Series ZZ, 5.25%, 07/01/19(f)(g)	1,050	1,050,358
Series ZZ, 5.25%, 07/01/23(f)(g)	370	379,250
Series ZZ, 5.25%, 07/01/24	4,345	4,453,625
Series ZZ, 5.25%, 07/01/24(f)(g)	705	705,240
Series ZZ, 5.25%, 07/01/25(f)(g)	265	265,090
Series ZZ, 5.00%, 07/01/28(f)(g)	345	345,118
Puerto Rico Infrastructure Financing Authority, RB
Series B, 5.00%, 07/01/37	3,375	1,632,892
Series B, 5.00%, 07/01/41(f)(g)	10,895	5,271,219
Series B, 5.00%, 07/01/46(f)(g)	2,965	1,434,526
Puerto Rico Infrastructure Financing Authority, Refunding RB, Series C, (FGIC), 5.50%, 07/01/21	1,662	1,576,396
Puerto Rico Public Buildings Authority, Refunding RB(f)(g)
(GTD), 6.25%, 07/01/31	2,000	2,273,750
(GTD), 4.75%, 07/01/32	1,230	1,361,820
Series F, (GTD), 5.25%, 07/01/24	1,495	1,655,221
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,177	17,309,065
Series A-1, Restructured, 5.00%, 07/01/58	17,813	20,617,301
Series A-2, Restructured, 4.33%, 07/01/40	9,257	10,449,117
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,765,621
Series A-2, Restructured, 4.78%, 07/01/58	8,434	9,619,652
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	2,914	2,621,606
Series A-1, Restructured, 0.00%, 07/01/31	1,895	1,565,869
Series A-1, Restructured, 0.00%, 07/01/33	679	523,138
Series A-1, Restructured, 0.00%, 07/01/46	9,554	3,223,243
Series A-1, Restructured, 0.00%, 07/01/51	6,487	1,589,360
Series B-1, Restructured, 0.00%, 07/01/46	2,066	698,223

		245,219,935

Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,005	1,124,673
Series A, 5.00%, 06/01/40	5,500	6,137,560

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series B, 4.50%, 06/01/45	$6,350	$6,900,469
Series B, 5.00%, 06/01/50	5,650	6,256,759

		20,419,461

South Carolina — 0.7%
City of Hardeeville SC, SAB(b)
3.00%, 05/01/27	500	500,441
3.50%, 05/01/32	850	858,928
3.88%, 05/01/41	1,400	1,416,870
4.00%, 05/01/52	1,350	1,355,840
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,474,333
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.00%, 11/15/42	585	649,312
Series A, 5.00%, 11/15/54	280	306,520
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	575	611,128
5.25%, 11/15/52	800	856,727
Series A, 5.00%, 05/01/48	5,825	6,944,652

		15,974,751

Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	410	472,223
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(f)(g)	4,060	1,219,795
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	660,215
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	1,650	1,631,109
Series A, 5.63%, 01/01/46	1,875	1,796,269
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	925	1,077,027
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	1,635	1,820,610
Series A, 5.25%, 10/01/58	7,565	9,158,643
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(b)	2,350	2,424,650
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(e)	4,000	1,542,548
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	569,369
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	9,000	10,414,161
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	3,680	4,735,722

		37,522,341

Texas — 3.8%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	2,343,096
Arlington Higher Education Finance Corp., RB 5.00%, 06/15/51	2,045	2,157,659

Security	Par (000)	Value

Texas (continued)
Arlington Higher Education Finance Corp., RB (continued)
5.63%, 08/15/54(b)	$6,260	$6,747,153
Series A, 5.88%, 03/01/24	340	355,448
Arlington Higher Education Finance Corp., Refunding RB, 5.00%, 08/15/51	1,000	1,083,169
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	1,610	1,787,932
Central Texas Regional Mobility Authority, Refunding RB, 0.00%, 01/01/31(e)	4,000	3,395,892
Central Texas Regional Mobility Authority, Refunding RB, CAB(e)
0.00%, 01/01/28	3,000	2,761,995
0.00%, 01/01/29	500	448,463
0.00%, 01/01/30	1,330	1,159,735
City of Crandall, SAB(b)
3.38%, 09/15/26	100	103,979
4.00%, 09/15/31	200	221,110
4.75%, 09/15/31	100	109,534
4.25%, 09/15/41	770	857,790
5.00%, 09/15/41	500	554,995
City of Houston Texas Airport System Revenue, RB
AMT, 5.00%, 07/15/28	2,725	3,229,457
Series A, AMT, 6.63%, 07/15/38	1,110	1,114,338
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	714,603
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	3,925	4,555,587
City of Marble Falls, SAB(b)
4.63%, 09/01/31	100	99,726
4.88%, 09/01/41	295	292,371
5.13%, 09/01/51	500	495,903
City of San Marcos Special Assessment(b)(d)
3.75%, 09/01/27	228	228,441
4.00%, 09/01/32	237	237,533
4.25%, 09/01/42	750	743,308
4.50%, 09/01/51	520	520,229
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	3,380	3,487,055
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	528,270
Series A, 5.00%, 01/01/43	520	538,081
Series A, 5.13%, 01/01/48	1,535	1,588,446
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(e)	350	144,450
Hemphill County Hospital District, GO
4.63%, 02/01/39	1,500	1,576,049
4.75%, 02/01/45	2,500	2,607,987
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,566,463
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,456,093
New Hope Cultural Education Facilities Finance Corp., RB
5.00%, 08/15/49(b)	825	867,613
Series A, 5.88%, 04/01/23(c)	890	951,417
Series A, 6.00%, 04/01/23(c)	1,355	1,450,603
Series A, 10.00%, 12/01/25(b)	3,165	3,163,968

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB (continued)
Series A, 5.00%, 07/01/57	$3,000	$3,421,587
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	5,603,933
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	375	427,517
Series A, 5.75%, 08/15/45	735	838,014
Port Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(b)	3,600	3,677,555
Red River Health Facilities Development Corp., RB, 5.13%, 01/01/41	600	600,000
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	680,672
Series A, 5.00%, 10/01/51	885	913,287
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	8,560	10,418,898
Texas Transportation Commission, RB, CAB(e)
0.00%, 08/01/46	2,580	897,605
0.00%, 08/01/47	3,850	1,271,116
0.00%, 08/01/48	4,070	1,275,400
0.00%, 08/01/49	3,825	1,138,320
0.00%, 08/01/50	5,485	1,540,561
0.00%, 08/01/51	3,230	857,116
0.00%, 08/01/52	3,230	809,390
0.00%, 08/01/53	290	71,195

		90,688,107

Utah(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/41	590	676,455
Series A, 5.00%, 06/15/52	750	844,380

		1,520,835

Vermont — 0.5%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.75%, 12/01/40	2,850	2,894,489
Series A, 4.50%, 12/01/44	3,695	3,738,911
Series A, 4.50%, 12/01/50	3,000	3,007,227
Vermont Student Assistance Corp., RB, AMT, 2.38%, 06/15/39	3,015	2,991,579

		12,632,206

Virginia — 0.8%
Hanover County Economic Development Authority RB, 4.00%, 07/01/40(b)(d)	1,790	1,882,783
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	1,015	1,026,804
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/50	1,250	1,374,883
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	490	518,770
5.00%, 03/01/45	505	529,131
Lynchburg Economic Development Authority, Refunding RB
3.00%, 01/01/51	4,710	4,924,018
4.00%, 01/01/55	670	779,674
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,343,165

Security	Par (000)	Value

Virginia (continued)
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	$830	$935,877
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	3,117,773
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	3,360	3,447,209

		19,880,087

Washington — 2.7%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/22(c)	1,005	1,039,840
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	11,915	15,085,236
Washington Economic Development Finance Authority, RB, AMT, 5.63%, 12/01/40(b)	3,470	4,148,156
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	885	1,015,951
Washington State Convention Center Public Facilities District, RB
4.00%, 07/01/31	3,750	4,356,833
3.00%, 07/01/58	5,365	5,384,480
Washington State Housing Finance Commission, RB(b)
Series A, 5.00%, 07/01/50	620	711,339
Series A, 5.00%, 07/01/56	700	796,404
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	23,902	27,904,753
Washington State Housing Finance Commission, Refunding RB(b)
5.75%, 01/01/35	355	388,393
6.00%, 01/01/45	940	1,024,314
5.00%, 01/01/48	2,410	2,772,876

		64,628,575

Wisconsin — 3.8%
Public Finance Authority, ARB
4.00%, 07/01/41	530	558,039
4.25%, 07/01/54	3,690	3,864,991
Public Finance Authority, RB
4.25%, 06/15/31(b)	170	175,548
5.00%, 12/01/35(b)	200	229,274
5.00%, 06/15/39	310	371,026
5.00%, 06/15/41(b)	1,435	1,522,550
5.00%, 01/01/42(b)	1,555	1,685,595
5.00%, 12/01/45(b)	280	314,931
6.85%, 11/01/46(b)	1,325	1,400,220
7.00%, 11/01/46(b)	805	855,756
5.00%, 06/15/49	955	1,118,181
5.63%, 06/15/49(b)	6,000	6,361,974
5.00%, 04/01/50(b)	315	367,889
5.00%, 06/15/51(b)	1,060	1,089,991
5.25%, 12/01/51(b)	5,280	4,859,649
5.00%, 06/15/53	645	751,417
5.00%, 06/15/55(b)	2,405	2,499,894
5.00%, 12/01/55(b)	955	1,064,337
5.00%, 01/01/56(b)	3,790	4,044,411
4.75%, 06/15/56(b)	2,415	2,415,795
Series A, 6.25%, 10/01/31(b)	910	957,355
Series A, 5.00%, 06/01/40(b)	750	818,438
Series A, 5.38%, 06/01/44(b)	1,215	1,247,083
Series A, 5.38%, 07/15/47(b)	1,595	1,801,844

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 7.00%, 10/01/47(b)	$910	$951,711
Series A, 5.00%, 06/01/49(b)	1,340	1,441,175
Series A, 5.63%, 06/15/49(b)	8,105	8,762,696
Series A, 5.50%, 06/01/54(b)	1,500	1,530,665
Series A, 5.00%, 06/15/55(b)	11,540	11,882,438
Series A-1, 4.50%, 01/01/35(b)	895	989,388
Series A-1, 5.50%, 12/01/48(b)(f)(g)	38	12,653
Series A-1, 5.00%, 01/01/55(b)	2,470	2,745,736
Series B, 0.00%, 01/01/35(b)(e)	1,185	524,270
Series B, 0.00%, 01/01/60(b)(e)	31,635	2,764,551
AMT, 4.00%, 09/30/51	3,370	3,732,754
AMT, 4.00%, 03/31/56	3,540	3,889,603
Public Finance Authority, Refunding RB
4.00%, 12/01/41	1,500	1,762,699
5.00%, 03/01/52(b)	1,300	1,419,821
Series A, 5.00%, 10/01/34(b)	280	339,508
Series A, 5.00%, 10/01/39(b)	680	816,346
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	130	144,721
4.00%, 01/01/47	1,950	2,088,668
4.00%, 01/01/57	3,000	3,171,765
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	785,429

		90,132,785

Total Municipal Bonds — 85.2% (Cost: $1,850,839,802)		2,014,649,708

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 0.7%
California Health Facilities Financing Authority, Refunding RB, 4.00%, 08/15/48	5,767	6,859,478
San Diego County Regional Airport Authority, ARB(i)
Series B, AMT, Subordinate, 4.00%, 07/01/56	2,507	2,882,692
Series B, AMT, Subordinate, 5.00%, 07/01/56	5,551	6,920,258

		16,662,428

Georgia — 0.2%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,140	3,560,825

Illinois — 0.6%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	13	14,275
Series C, 4.00%, 02/15/41	6,497	7,380,050
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,727,098

		13,121,423

Maryland — 0.7%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	15,000	17,160,945

Security	Par (000)	Value

Massachusetts — 0.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	$3,463	$3,789,604

New Jersey — 1.3%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	26,610	31,377,421

New York — 4.2%
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,107	3,192,892
Series C-1A, 4.20%, 11/01/44	5,695	5,852,460
Series C-1A, 4.30%, 11/01/47	4,660	4,789,269
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	3,421	3,977,443
New York State Dormitory Authority, Refunding RB
Series D, 4.00%, 02/15/47	17,080	19,739,881
Series E, 5.00%, 03/15/36	21,670	25,034,918
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,005	14,931,513
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	16,595	18,843,392
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,371,574

		99,733,342

North Carolina — 0.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(c)	2,930	3,395,624

Ohio — 0.5%
Ohio State University, RB, 4.00%, 12/01/48	8,790	10,527,698

Pennsylvania — 0.7%
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	11,000	12,648,963
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	3,677	4,429,049

		17,078,012

Rhode Island — 0.1%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(c)	2,641	2,707,463

Texas — 0.2%
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	3,480	3,522,369

Virginia — 0.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(i)	6,249	7,298,976

Washington — 0.4%
Snohomish County Public Utility District No.1, RB, 5.00%, 12/01/45	8,664	9,978,450

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	$1,773	$1,981,903

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.3% (Cost: $227,682,917)		241,896,483

Total Long-Term Investments — 95.9% (Cost: $2,089,037,662)		2,266,545,903

	Shares

Short-Term Securities

Money Market Funds — 9.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	228,633,627	228,656,491

Total Short-Term Securities — 9.7% (Cost: $228,656,177)		228,656,491

Total Investments — 105.6% (Cost: $2,317,693,839)		2,495,202,394

Other Assets Less Liabilities — 0.2%		6,814,943

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.8)%		(138,246,650)

Net Assets — 100.0%		$2,363,770,687

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2028 to July 1, 2029, is $9,859,384. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$156,292,907	$72,377,683	(a)	$—	$(13,993)	$(106)	$228,656,491	228,633,627	$16,734	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	551	03/22/22	$71,811	$(181,668)
U.S. Long Bond	389	03/22/22	62,216	16,104
5-Year U.S. Treasury Note	330	03/31/22	39,891	6,395

				$(159,169)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$22,499	$—	$22,499

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$181,668	$—	$181,668

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,120,977)	$—	$(1,120,977)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$802,413	$—	$802,413

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$113,807,375

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$9,999,712	$—	$9,999,712
Municipal Bonds	—	2,014,649,708	—	2,014,649,708
Municipal Bonds Transferred to Tender Option Bond Trusts	—	241,896,483	—	241,896,483
Short-Term Securities
Money Market Funds	228,656,491	—	—	228,656,491

	$228,656,491	$2,266,545,903	$—	$2,495,202,394

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$22,499	$—	$—	$22,499
Liabilities
Interest Rate Contracts	(181,668)	—	—	(181,668)

	$(159,169)	$—	$—	$(159,169)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock High Yield Municipal Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $138,216,081 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds(a)(b) — 4.0%
iShares National Muni Bond ETF	4,103,862	$477,197,073
iShares Short-Term National Muni Bond ETF	1,170,000	125,622,900

		602,819,973

Total Investment Companies — 4.0% (Cost: $605,705,121)		602,819,973

	Par (000)

Municipal Bonds

Alabama — 4.9%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$60,000	69,973,980
Black Belt Energy Gas District, RB(c)
4.00%, 10/01/52	70,475	79,747,185
Series A-1, 4.00%, 12/01/49	215,275	239,066,332
City of Homewood Albama, Refunding GO, 5.25%, 09/01/26(d)	25,000	30,244,525
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(c)	220,000	235,981,020
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(c)	54,250	65,797,926
Tuscaloosa County Industrial Development Authority, Refunding RB(e)
Series A, 4.50%, 05/01/32	10,029	10,604,234
Series A, 5.25%, 05/01/44	5,430	5,970,388

		737,385,590

Arizona — 1.8%
Arizona Industrial Development Authority, RB(e)
5.00%, 07/01/39	1,000	1,169,981
5.00%, 07/01/49	3,305	3,726,861
5.00%, 07/01/54	10,655	11,766,593
Series A, 5.00%, 07/01/39	1,300	1,370,529
Series A, 5.00%, 07/01/49	2,010	2,104,422
Arizona Industrial Development Authority, Refunding RB(e)
Series A, 5.25%, 07/01/37	2,830	3,052,503
Series A, 5.50%, 07/01/52	2,450	2,636,315
City of Phoenix Civic Improvement Corp., RB, 5.00%, 07/01/44	40,000	51,107,600
Industrial Development Authority of the City of Phoenix, RB
6.88%, 07/01/23(d)	3,440	3,779,752
Series A, 6.50%, 07/01/34(e)	2,000	2,257,038
Series A, 6.75%, 07/01/44(e)	2,190	2,502,125
Industrial Development Authority of the City of Phoenix, Refunding RB, 5.00%, 07/01/45(e)	2,280	2,498,198
Industrial Development Authority of the County of Pima, Refunding RB(e)
5.00%, 06/15/47	10,400	10,512,414
5.00%, 06/15/52	19,280	19,444,902
Maricopa County Industrial Development Authority, RB
Series 2019E, 4.00%, 01/01/45	21,350	25,027,239
Series 2019F, 4.00%, 01/01/45	35,220	41,286,152

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, RB (continued)
Series A, 4.00%, 01/01/41	$5,150	$5,899,814
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	27,000	32,222,637
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	340	360,538
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/39	24,180	28,956,227
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	15,000	17,018,385

		268,700,225

Arkansas(e) — 0.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	40,990	45,232,629
Series A, AMT, 4.75%, 09/01/49	31,500	35,631,036

		80,863,665

California — 17.8%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	10,000	11,307,570
California Community Choice Financing Authority, RB(c)
Series A, 4.00%, 10/01/52	52,770	60,949,878
Series B-1, 4.00%, 02/01/52	47,835	57,985,874
California Community Housing Agency, RB, M/F Housing(e)
Series A-1, 4.00%, 08/01/50	6,860	6,569,582
Series A-1, 3.00%, 02/01/57	13,720	12,844,156
California Health Facilities Financing Authority, Refunding RB
4.00%, 08/15/48	15,000	17,842,020
Series A, 4.00%, 08/15/50	20,000	23,407,800
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	7,990	9,051,092
Class A, (FHLMC), 3.75%, 03/25/35	17,448	21,014,828
California Infrastructure & Economic Development Bank, RB(e)
Series A-1, 5.00%, 01/01/56	2,200	2,499,402
Series A, AMT, 0.20%, 01/01/50(c)	33,995	33,989,561
California Infrastructure & Economic Development Bank, RB, CAB, Class B, 0.00%, 01/01/61(e)(f)	48,320	3,947,744
California State Public Works Board, RB
5.00%, 11/01/46	12,070	15,731,471
Series A, 5.00%, 09/01/39	5,000	5,566,585
Series B, 4.00%, 05/01/46	31,000	36,685,152
California Statewide Communities Development Authority, RB, 5.25%, 12/01/48(e)	2,000	2,435,918
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,510	3,787,013
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	25,000	26,549,700

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	$27,620	$33,784,729
City of Los Angeles California, RB, 4.00%, 06/23/22	500,000	508,965,500
City of Los Angeles Department of Airports Refunding RB, Series D, AMT, 4.00%, 05/15/51	5,000	5,835,435
City of Los Angeles Department of Airports, ARB, Series C, AMT, 5.00%, 05/15/45	16,260	20,305,813
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/48	20,520	25,202,808
Series D, AMT, 5.00%, 05/15/46	80,285	102,713,739
AMT, Subordinate, 5.00%, 05/15/44	10,000	12,378,360
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/38	19,000	24,461,550
Series A, 5.00%, 05/15/40	31,740	40,709,407
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	1,510	1,516,119
6.50%, 05/01/42	5,130	5,150,423
CMFA Special Finance Agency VII, RB, M/F Housing, 4.00%, 08/01/47(e)	4,550	4,457,676
CMFA Special Finance Agency XII RB,
4.38%, 08/01/49(e)(g)	11,440	10,623,424
CMFA Special Finance Agency, RB, M/F Housing, 3.00%, 12/01/56(e)	2,835	2,543,417
County of Los Angeles California, RB, 4.00%, 06/30/22	151,000	153,822,039
County of Riverside California, RB, 2.00%, 06/30/22	65,000	65,584,090
CSCDA Community Improvement Authority RB(e)
3.13%, 07/01/56	23,665	21,726,292
3.13%, 06/01/57	21,200	19,309,278
4.00%, 06/01/57	9,220	8,023,677
4.00%, 07/01/58	9,055	8,133,264
4.00%, 12/01/59	20,850	17,107,438
CSCDA Community Improvement Authority, RB, M/F Housing(e)
3.25%, 07/01/56	7,980	7,489,294
3.25%, 04/01/57	6,060	5,833,053
3.25%, 05/01/57	21,420	19,911,022
4.00%, 07/01/58	10,330	9,726,439
3.25%, 10/01/58	2,120	1,906,681
Series A, 5.00%, 01/01/54	8,950	9,537,290
Series A-2, 4.00%, 10/01/56	36,750	38,516,720
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,192,767
Golden State Tobacco Securitization Corp., Refunding RB(d)
Series A-1, 5.00%, 06/01/22	19,600	19,986,943
Series A-1, 5.25%, 06/01/22	1,745	1,781,270
Series A-2, 5.00%, 06/01/22	5,820	5,935,067
Los Angeles County Metropolitan Transportation Authority, RB
Series A, 5.00%, 07/01/42	18,700	24,762,297
Series A, 5.00%, 07/01/43	19,635	25,928,744
Series A, 5.00%, 07/01/44	15,060	19,832,514

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority, RB (continued)
Series A, 5.00%, 07/01/45	$21,645	$28,444,842
Los Angeles Department of Water & Power Power System Revenue, Refunding RB
Series B, 5.25%, 07/01/37	13,500	16,430,999
Series B, 5.25%, 07/01/38	15,000	18,240,225
Series B, 5.25%, 07/01/39	7,000	8,505,196
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.25%, 07/01/44	19,000	22,986,504
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/50	45,000	57,358,485
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	24,540	30,331,931
Port of Oakland, Refunding RB, Series P, AMT, Senior Lien, 5.00%, 05/01/31(d)	13,010	13,200,466
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/46	5,000	6,322,165
Series B, AMT, 5.00%, 07/01/51	17,620	22,124,394
San Diego County Regional Transportation Commission, Refunding RB
Series A, 5.00%, 10/01/22	65,800	68,181,236
Series A, 5.00%, 04/01/41	35,000	40,954,550
San Diego County Water Authority, Refunding RB
Series B, 4.00%, 05/01/37	12,905	15,923,105
Series B, 4.00%, 05/01/38	10,215	12,566,656
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/39	10,000	11,771,600
Series A, Subordinate, 5.25%, 08/01/47	13,645	17,023,638
San Francisco Bay Area Rapid Transit District, GO, Series C-1, 4.00%, 08/01/45	35,295	41,669,418
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	25,000	30,767,375
Series A, AMT, 5.00%, 05/01/49	67,700	82,740,097
Series B, AMT, 5.00%, 05/01/41	25,000	29,031,550
Series B, AMT, 5.00%, 05/01/46	20,000	22,905,180
Series E, AMT, 5.00%, 05/01/45	24,750	30,494,500
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 1.00%, 10/01/26	100,000	100,069,900
San Ramon Valley Unified School District, GO, 4.00%, 08/01/23(d)	23,850	25,255,242
State of California, Refunding GO
5.00%, 03/01/35	26,565	34,557,957
4.00%, 10/01/37	18,360	22,092,404
5.25%, 10/01/39	20,100	23,791,244
University of California, RB, Series AV, 5.25%, 05/15/42	56,000	68,828,704
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	93,495	121,397,367

		2,666,826,855

Colorado — 2.0%
Arista Metropolitan District, Refunding GO, Series A, 5.13%, 12/01/48	3,500	3,721,672

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Brighton Crossing Metropolitan District No.6, GO
Series A, 5.00%, 12/01/35	$525	$580,672
Series A, 5.00%, 12/01/40	515	565,899
Series A, 5.00%, 12/01/50	1,500	1,635,777
Broadway Station Metropolitan District No.2, GO, Series A, 5.13%, 12/01/48	5,000	5,368,760
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(e)	6,930	7,243,271
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/37	25,015	30,737,381
Series A, AMT, 5.25%, 12/01/43	62,620	77,498,950
City & County of Denver Colorado, COP,
Series A, 5.38%, 06/01/43	10,000	11,889,350
City & County of Denver Colorado, Refunding
RB, AMT, 5.00%, 10/01/32	36,115	38,024,075
Colorado Educational & Cultural Facilities Authority, Refunding RB(e)
4.00%, 07/01/31	500	556,399
5.00%, 12/01/40	990	1,084,471
4.00%, 07/01/41	750	823,814
5.00%, 12/01/50	1,320	1,417,321
4.00%, 07/01/51	755	802,850
5.00%, 12/01/55	1,540	1,646,651
4.00%, 07/01/61	1,225	1,288,748
Copperleaf Metropolitan District No.3, GO, Series A, 5.13%, 12/01/22(d)	1,200	1,289,147
Cottonwood Highlands Metropolitan District No.1, GO, Series A, 5.00%, 12/01/49	900	961,534
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,309,338
Regional Transportation District Sales Tax Revenue, RB, Series A, 3.50%, 11/01/22(d)	75,000	77,020,275
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	3,000	3,352,347
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	36,397,320
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,500	1,608,757

		306,824,779

Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority, RB(c)
Series 2010-A, 0.25%, 07/01/49	15,970	15,908,084
Series X-2, 0.25%, 07/01/37	11,000	10,957,331
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series 2015-A, 0.38%, 07/01/35(c)	36,965	36,876,839
Series G-1, 5.00%, 07/01/39(e)	1,500	1,779,444
Series G-1, 5.00%, 07/01/44(e)	2,000	2,347,858
Series G-1, 5.00%, 07/01/50(e)	2,350	2,741,202
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(e)	3,930	4,106,587
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/39	15,000	18,067,590
Series A, 4.00%, 05/01/40	10,000	12,024,810

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut, GO
Series 2021-A, 3.00%, 01/15/39	$10,000	$10,945,190
Series A, 4.00%, 01/15/38	5,000	5,924,315
State of Connecticut, Special Tax Revenue RB,
4.00%, 11/01/38	10,375	12,612,939

		134,292,189

Delaware — 0.2%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(c)	25,165	25,562,632

District of Columbia — 3.3%
District of Columbia Water & Sewer Authority, Refunding RB
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	55,955,537
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	73,229,886
District of Columbia, GO
Series A, 5.00%, 06/01/41	30,000	35,329,950
Series D, 5.00%, 06/01/42	40,000	48,239,880
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/36	10,000	12,275,640
Series A, AMT, 5.00%, 10/01/46	40,520	51,547,964
Series B, AMT, 5.00%, 10/01/35	41,900	48,118,295
Washington Metropolitan Area Transit Authority, RB 5.00%, 07/01/43	35,480	42,525,192
Series A, 3.00%, 07/15/40	10,000	10,898,870
Series A, 5.00%, 07/15/45	45,000	57,194,145
Series B, 5.00%, 07/01/42	50,000	60,060,000

		495,375,359

Florida — 2.4%
Brevard County Health Facilities Authority, Refunding RB(e)
4.00%, 11/15/45	2,830	3,006,739
4.00%, 11/15/55	4,170	4,352,896
Capital Trust Agency, Inc., RB(e)
5.00%, 07/01/54	2,095	2,350,915
Series A, 5.00%, 06/15/49	4,365	4,801,387
Series A, 5.00%, 01/01/56	1,550	1,740,183
Series A-1, 5.00%, 07/01/56	13,030	15,310,563
Capital Trust Agency, Inc., RB, CAB, 0.00%, 01/01/61(e)(f)	7,130	536,083
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	12,910	15,008,391
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	14,514,728
5.25%, 05/01/46	15,430	19,081,170
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	8,000	9,799,392
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	83,000	98,759,127
County of Miami-Dade Seaport Department, ARB(d)
Series A, 5.50%, 10/01/23	5,375	5,859,771
Series A, 6.00%, 10/01/23	6,325	6,950,340
Series B, AMT, 6.00%, 10/01/23	2,350	2,582,328

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department,
ARB(d) (continued)
Series B, AMT, 6.25%, 10/01/23	$5,000	$5,508,630
County of Palm Beach Florida, RB, 5.00%, 04/01/51(e)	4,770	5,389,528
Florida Development Finance Corp. RB, 4.50%, 12/15/56(e)	18,065	18,053,438
Florida Development Finance Corp., RB
3.00%, 07/01/31(e)	175	181,750
4.00%, 07/01/51(e)	1,500	1,597,269
5.75%, 12/15/56(e)	6,295	6,291,576
AMT, 3.00%, 06/01/32	6,760	7,117,334
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/42	49,795	59,474,501
Hillsborough County Port District, ARB, Series A, 5.25%, 06/01/48	8,375	10,386,340
Lakewood Ranch Stewardship District, Refunding SAB, 4.00%, 05/01/50(e)	1,250	1,316,687
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	1,745	1,874,413
5.00%, 05/01/37(e)	1,655	1,822,739
5.25%, 05/01/37	2,755	3,067,954
4.70%, 05/01/39	1,160	1,288,196
5.13%, 05/01/47(e)	1,985	2,168,974
5.38%, 05/01/47	4,780	5,281,068
4.88%, 05/01/49	1,250	1,381,474
Live Oak Lake Community Development District, SAB
4.40%, 05/01/40	1,600	1,706,154
4.60%, 05/01/51	2,840	3,017,858
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	8,952,803
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	860	900,090
Series A, 4.35%, 05/01/51	1,100	1,149,356
Series B, 4.25%, 11/01/35	1,165	1,247,427
Sarasota National Community Development District, Refunding SAB, 4.00%, 05/01/39	1,750	1,899,949
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(h)(i)	147	93,809
Windward Community Development District, SAB
Series A-1, 4.50%, 05/01/51	500	527,761
Series A-2, 4.40%, 11/01/35	1,805	1,961,999

		358,313,090

Georgia — 0.7%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, 4.00%, 07/01/35	10,850	12,695,477
Main Street Natural Gas, Inc., RB, Series C, 4.00%, 05/01/52(c)	40,000	47,008,040
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/23(d)	20,000	20,979,040
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	20,000	23,877,240
State of Georgia, Refunding GO, 4.00%, 07/01/38	1,000	1,232,449

		105,792,246

Security	Par (000)	Value

Illinois — 5.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	$15,895	$16,411,142
Series C, 5.25%, 12/01/39	7,275	8,025,816
Series D, 5.00%, 12/01/46	33,615	36,489,354
Series H, 5.00%, 12/01/36	4,620	5,415,291
Series H, 5.00%, 12/01/46	4,475	5,182,860
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	11,160	13,752,903
Series A, 5.00%, 12/01/30	365	454,327
Series B, 5.00%, 12/01/26	2,000	2,374,104
Series B, 5.00%, 12/01/28	2,060	2,538,618
Series B, 5.00%, 12/01/29	2,000	2,504,578
Series B, 5.00%, 12/01/30	2,000	2,488,106
Series B, 4.00%, 12/01/35	11,640	11,913,307
Series C, 5.00%, 12/01/23	4,310	4,685,242
Series C, 5.00%, 12/01/24	4,445	5,005,941
Series C, 5.00%, 12/01/25	12,760	14,795,156
Series C, 5.00%, 12/01/26	3,060	3,632,379
Series F, 5.00%, 12/01/24	9,585	10,794,589
Series G, 5.00%, 12/01/34	5,000	5,881,905
Chicago Board of Education, Refunding GO, CAB(f)
Series A, 0.00%, 12/01/25	650	620,307
Series A, 0.00%, 12/01/26	4,000	3,739,404
Series A, 0.00%, 12/01/27	500	457,012
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	49,415	59,282,928
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.50%, 01/01/34	5,380	5,640,779
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/38	30,000	35,676,120
Series B, Senior Lien, 5.00%, 01/01/39	59,885	71,194,582
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 04/01/23(d)	30,000	31,388,370
Series A, 4.00%, 10/01/38	24,500	26,583,064
Series A, 5.00%, 07/15/42	23,695	28,884,726
Series C, 5.00%, 02/15/41	28,920	34,400,745
Illinois State Toll Highway Authority RB
Series A, 4.00%, 01/01/46	5,000	5,924,900
Series A, 5.00%, 01/01/46	23,650	30,458,315
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	4,000	4,174,052
Series A, 5.00%, 01/01/40	18,000	20,573,046
Series A, 5.00%, 01/01/42	48,000	58,239,792
Series B, 5.00%, 01/01/40	21,105	24,394,362
Series B, 5.00%, 01/01/41	28,000	32,859,316
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 06/15/42	5,000	6,165,030
4.00%, 06/15/52(g)	14,540	16,378,947
State of Illinois, GO
5.50%, 05/01/39	9,040	11,610,271
Series A, 5.00%, 11/01/29	27,500	34,469,820
Series B, 5.00%, 11/01/32	14,000	17,374,210
State of Illinois, Refunding GO
5.00%, 02/01/26	10,750	12,517,322

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, Refunding GO (continued)
Series A, 5.00%, 10/01/28	$19,250	$23,705,644
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	3,730	3,744,096

		752,802,778

Indiana — 0.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	4,278,862
AMT, 7.00%, 01/01/44	7,330	8,114,955
Indiana Finance Authority, RB, AMT, 0.28%, 12/15/45(c)	126,700	126,683,529

		139,077,346

Iowa — 0.5%
Iowa Finance Authority, RB, 5.50%, 07/01/23(d)	18,750	20,196,750
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	2,500	2,689,113
Series B, 5.25%, 12/01/50(c)	47,270	50,988,636

		73,874,499

Kansas — 0.5%
City of Olathe Kansas, Refunding, GO, Series A, 4.00%, 08/01/22	32,595	33,307,233
County of Johnson Kansas, GO, Series A, 4.00%, 09/01/35	10,000	11,617,010
Kansas Development Finance Authority, Refunding RB, Series B, 5.00%, 11/15/54(c)	20,000	26,601,900

		71,526,143

Kentucky — 0.6%
Kentucky Public Energy Authority, RB, Series C-1, 4.00%, 12/01/49(c)	79,760	87,315,824

Louisiana — 1.2%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(e)	2,395	2,380,630
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(c)	135,160	135,169,461
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, 0.88%, 02/01/46(c)	21,580	21,587,380
Louisiana Public Facilities Authority, RB(e)
Series A, 5.00%, 04/01/39	1,425	1,542,286
Series A, 5.00%, 06/01/39	1,300	1,387,684
Series A, 5.00%, 04/01/49	2,800	2,987,146
Series A, 5.00%, 06/01/49	3,000	3,149,706
Series A, 5.00%, 06/01/58	4,500	4,697,483

		172,901,776

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	3,037,302
Series A, 5.00%, 09/01/38	1,400	1,566,960
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	5,145	5,826,898
Maryland Health & Higher Educational Facilities Authority, RB, Series B, (NPFGC), 7.00%, 07/01/22(j)	1,665	1,720,278

		12,151,438

Security	Par (000)	Value

Massachusetts — 4.8%
City of Quincy Massachusetts, Refunding, GO, 2.00%, 07/08/22	$50,001	$50,469,848
Commonwealth of Massachusetts, GO
Series A, 5.25%, 04/01/42	42,000	51,123,828
Series A, 5.25%, 04/01/47	85,000	103,109,335
Series E, 5.00%, 05/01/30	23,300	25,766,631
Series E, 5.00%, 05/01/33	22,000	24,296,844
Series E, 5.25%, 09/01/43	92,000	116,543,668
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	11,440,287
Massachusetts Development Finance Agency, Refunding RB
5.00%, 10/01/37(e)	1,000	1,079,742
5.00%, 10/01/47(e)	1,250	1,345,853
Series A, 4.00%, 07/15/36	73,065	83,168,282
Massachusetts Port Authority, ARB
Series E, AMT, 5.00%, 07/01/46	21,300	27,087,593
Series E, AMT, 5.00%, 07/01/51	16,100	20,399,199
Massachusetts School Building Authority, RB
Series B, 5.25%, 02/15/48	70,505	87,542,604
Sub-Series B, 4.00%, 02/15/41	12,420	13,325,021
Sub-Series B, 4.00%, 02/15/42	10,000	10,723,490
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.25%, 11/01/42	58,840	73,312,639
Series 1, 5.25%, 11/01/47	14,425	17,941,353

		718,676,217

Michigan — 1.2%
Michigan Finance Authority, RB, 4.00%, 02/15/44	62,500	72,293,562
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	40,000	47,143,360
Series A, 5.00%, 12/01/37	25,105	30,640,728
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	19,738,192
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	10,010	10,924,353

		180,740,195

Montana — 0.0%
City of Kalispell Montana, Refunding RB
Series A, 5.25%, 05/15/37	405	443,900
Series A, 5.25%, 05/15/47	1,500	1,623,715
Series A, 5.25%, 05/15/52	1,500	1,619,309

		3,686,924

Nebraska — 0.2%
Omaha Public Power District Nebraska City Station Unit 2, Refunding RB
Series A, 5.25%, 02/01/42	10,000	11,339,590
Series A, 5.25%, 02/01/46	10,000	11,307,800

		22,647,390

Nevada(e) — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	952,189
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29	315	346,128

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada Department of Business & Industry, RB (continued)
Series A, 5.00%, 12/15/38	$1,080	$1,192,149
Series A, 5.00%, 07/15/47	1,400	1,506,560

		3,997,026

New Hampshire(e) — 0.1%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	9,085	9,451,044
Series C, AMT, 4.88%, 11/01/42	3,700	3,862,563

		13,313,607

New Jersey — 4.3%
New Jersey Economic Development Authority, RB
Series A, 5.00%, 01/01/48	9,250	9,630,989
Series WW, 5.25%, 06/15/40	14,145	16,083,898
AMT, 5.13%, 09/15/23	2,835	2,928,300
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(d)	55,895	67,904,264
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/45	19,000	22,601,640
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/35	7,375	8,972,432
Series A, 5.00%, 07/01/38	11,950	14,496,402
Series A, 5.00%, 07/01/39	22,245	26,779,465
Series A, 5.00%, 07/01/43	10,000	11,815,210
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/27	185	185,159
1st Series, AMT, 5.75%, 12/01/28	145	145,125
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	39,890	42,591,750
Series AA, 4.00%, 06/15/45	50,000	57,412,900
Series BB, 4.00%, 06/15/44	25,000	28,083,125
Series BB, 5.00%, 06/15/44	10,000	12,118,980
Series C, 5.25%, 06/15/32	20,010	22,593,251
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	20,110	23,461,513
New Jersey Turnpike Authority RB, 5.00%, 01/01/30	9,340	10,365,270
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	73,320	87,180,853
Series A, 4.00%, 01/01/48	20,000	22,973,220
State of New Jersey, GO
2.00%, 06/01/36	9,605	9,602,176
(BAM), 2.00%, 06/01/36	6,055	5,976,866
2.00%, 06/01/37	10,000	9,947,860
5.00%, 06/01/38	10,000	12,697,370
5.00%, 06/01/39	18,165	23,046,444
5.00%, 06/01/40	18,310	23,206,442
5.00%, 06/01/41	20,940	26,488,241

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$18,260	$21,608,263
Series A, 5.25%, 06/01/46	20,350	24,464,404

		645,361,812

New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	180	205,282

New York — 16.2%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/43	53,000	64,860,446
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/37	10,420	12,510,794
Series A, 5.00%, 02/15/42	23,825	28,278,107
Long Island Power Authority, Refunding RB, Series B, 1.50%, 09/01/51(c)	6,395	6,591,896
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,750,950
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/37	25,000	25,608,600
Series S-1B, (SAW), 4.00%, 07/15/40	10,000	11,718,170
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	31,165	38,870,390
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 4.00%, 11/01/39	15,000	17,799,570
Series B-1, 4.00%, 11/01/42	27,500	32,496,035
Series B-1, 4.00%, 11/01/43	25,000	29,481,300
Series B-1, 4.00%, 08/01/45	20,455	24,442,661
Series E-1, 4.00%, 02/01/46	50,000	59,039,750
Subordinate, 4.00%, 05/01/45	10,000	11,880,480
Series C-1, Subordinate, 4.00%, 11/01/42	20,925	24,485,263
Series C-3, Subordinate, 5.00%, 05/01/40	20,000	24,552,460
New York City Water & Sewer System, RB
5.00%, 06/15/48	10,000	12,934,320
4.00%, 06/15/51	28,090	33,299,768
Series AA, 4.00%, 06/15/42	20,000	23,976,880
Series AA, 4.00%, 06/15/43	21,850	26,100,830
Series CC-1, Subordinate, 5.00%, 06/15/51	15,000	19,371,090
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/40	10,000	12,773,770
4.00%, 06/15/41	14,500	17,274,967
4.00%, 06/15/45	41,265	49,715,412
Series CC, 4.00%, 06/15/42	22,500	26,755,020
Series CC, 5.25%, 06/15/46	61,465	72,840,389
Series CC-1, 5.00%, 06/15/37	24,000	28,743,120
Series CC-1, 5.25%, 06/15/37	39,000	47,257,236
Series DD-2, 5.00%, 06/15/40	39,865	48,942,061
Series DD-3, 4.00%, 06/15/42	64,105	76,138,662
Series EE, 5.25%, 06/15/36	14,500	17,845,542
Series EE, 5.00%, 06/15/40	34,240	42,036,277
Series EE, 4.00%, 06/15/42	33,340	39,461,024
Series FF, 5.00%, 06/15/40	23,790	29,502,193

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(e)	$7,800	$7,959,650
Series A, 5.00%, 06/01/45	16,695	16,938,881
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	4,325	4,790,945
New York Liberty Development Corp., Refunding RB
2.88%, 11/15/46	53,000	53,905,028
Series 1, Class 1, 5.00%, 11/15/44(e)	34,385	37,690,293
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	60,000	70,715,280
New York State Dormitory Authority Refunding RB, Series E, 4.00%, 03/15/42	102,025	123,081,022
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/43	19,020	22,653,143
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	6,298,680
Series A, 4.00%, 03/15/41	43,750	52,162,250
Series A, 4.00%, 03/15/45	75,000	87,746,550
Series E, 5.00%, 03/15/41	20,150	25,026,985
Series E, 5.00%, 03/15/44	10,000	12,394,280
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/42	10,000	12,145,920
New York State Housing Finance Agency RB, Series J, (SONYMA), 1.10%, 11/01/61(c)	36,070	36,012,937
New York State Housing Finance Agency, RB, M/F Housing
Series L-2, (SONYMA), 0.75%, 11/01/25	7,650	7,646,772
Series M-2, (SONYMA FHA), 0.75%, 11/01/25	4,380	4,380,044
New York State Thruway Authority, Refunding RB
4.00%, 01/01/45	25,640	30,360,606
4.00%, 01/01/46	21,670	25,625,555
Series I, 5.00%, 01/01/22(d)	45,000	45,000,000
Series B, Subordinate, 4.00%, 01/01/38	17,020	20,044,369
Series B, Subordinate, 4.00%, 01/01/39	16,335	19,158,407
Series B, Subordinate, 4.00%, 01/01/41	29,505	34,400,853
Series B, Subordinate, 4.00%, 01/01/45	10,000	11,524,890
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	23,295	27,254,078
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/44	10,000	11,915,610
4.00%, 03/15/45	9,305	11,073,322
5.00%, 03/15/47	51,850	65,680,365
Series A, 4.00%, 03/15/37	12,000	14,605,908
Series A, 4.00%, 03/15/42	12,000	14,139,420
Series A, 4.00%, 03/15/44	27,500	32,198,072
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	9,610	11,905,349
AMT, 5.00%, 10/01/40	27,095	32,997,917
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(e)	5,190	5,419,196
Port Authority of New York & New Jersey, ARB
217th Series, 5.00%, 11/01/44	21,500	27,088,086
218th Series, AMT, 4.00%, 11/01/41	15,000	17,456,025
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	45,000	55,725,975

Security	Par (000)	Value

New York (continued)
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/24(d)	$90,000	$98,919,360
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	20,000	20,878,700
Triborough Bridge & Tunnel Authority, RB
Series C, 4.00%, 11/15/40	15,000	17,815,245
Series C, 4.00%, 11/15/41	22,500	26,703,157
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	7,805	8,914,918
Series B, 5.00%, 11/15/38	9,800	11,807,207
Series C-2, 5.00%, 11/15/42	66,250	81,099,672
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	20,000	21,725,520
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,846,345

		2,434,168,220

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 04/01/22(d)	23,570	23,833,395
North Carolina Medical Care Commission, RB
5.00%, 10/01/40	1,050	1,211,980
5.00%, 10/01/45	1,000	1,143,248
5.00%, 10/01/50	1,500	1,704,999

		27,893,622

Ohio — 0.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	73,050	84,717,181
Ohio Air Quality Development Authority, RB(e)
AMT, 4.50%, 01/15/48	1,480	1,679,178
AMT, 5.00%, 07/01/49	15,060	17,549,192
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/39	7,500	7,889,190

		111,834,741

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(e)	7,990	9,537,383

Pennsylvania — 0.8%
Allentown Neighborhood Improvement Zone Development Authority, RB(e)
5.00%, 05/01/27	3,250	3,738,787
5.00%, 05/01/32	3,750	4,376,655
5.00%, 05/01/42	6,305	7,204,944
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	2,205	2,498,474
4.00%, 07/01/51	1,500	1,691,871
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,930	2,037,626
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	30,000	38,238,240
Series B, 5.25%, 12/01/39	3,560	4,005,036
Sub-Series A, 5.50%, 12/01/46	46,430	56,500,853

		120,292,486

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 3.8%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(f)	$300,000	$21,276,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(e)
Series A, Senior Lien, 5.00%, 07/01/35	40,935	50,041,687
Series A, Senior Lien, 5.00%, 07/01/47	72,080	86,100,641
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	96,014	109,502,047
Series A-1, Restructured, 5.00%, 07/01/58	108,096	125,113,553
Series A-2, Restructured, 4.33%, 07/01/40	48,060	54,249,167
Series A-2, Restructured, 4.78%, 07/01/58	59,265	67,596,474
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/24	3,582	3,440,830
Series A-1, Restructured, 0.00%, 07/01/46	89,802	30,296,590
Series A-1, Restructured, 0.00%, 07/01/51	78,857	19,320,517
Series B-1, Restructured, 0.00%, 07/01/46	18,123	6,124,831

		573,062,337

Rhode Island — 0.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 2.88%, 12/01/35	13,000	13,393,198
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	11,073,910

		24,467,108

South Carolina — 0.7%
County of Dorchester South Carolina, SAB(e)
5.88%, 10/01/40	1,245	1,386,153
6.00%, 10/01/51	3,000	3,313,839
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(c)	95,000	101,142,415
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	6,005	6,511,216

		112,353,623

Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB, 4.00%, 07/01/23(d)	49,005	51,702,774

Texas — 3.2%
City of Houston Texas Airport System Revenue, RB
4.00%, 07/01/41	7,250	7,751,569
4.00%, 07/15/41	6,250	6,676,794
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, 5.00%, 11/15/42	25,000	30,416,675
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/45	7,620	9,690,803
Dallas Fort Worth International Airport, Refunding RB
5.00%, 11/01/43	5,000	6,367,755
Series A, 4.00%, 11/01/46	20,000	23,444,920
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(d)	3,700	3,948,756
Series B, 6.38%, 01/01/33	465	488,359
Harris County Flood Control District, Refunding GO, Series A, 4.00%, 10/01/46	59,390	70,938,682

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	$6,085	$6,484,894
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(e)	13,495	14,187,712
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 07/01/40	4,000	4,674,748
Series A, 5.00%, 07/01/57	7,000	7,983,703
Pasadena Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/43	20,000	20,980,040
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	35,000	42,867,545
Texas Water Development Board RB, 4.00%, 10/15/51	10,000	12,022,070
Texas Water Development Board, RB
4.00%, 10/15/45	90,150	107,204,397
5.25%, 10/15/46	60,000	72,395,340
Series A, 5.00%, 10/15/42	10,000	12,255,780
Series B, 4.00%, 10/15/43	20,000	23,503,440

		484,283,982

Utah — 0.7%
County of Utah, RB, Series B, 5.00%, 05/15/46	30,000	35,048,970
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	44,970	52,695,082
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(e)	4,940	5,063,080
Utah Charter School Finance Authority, Refunding RB(e)
5.25%, 06/15/37	3,795	4,214,814
5.38%, 06/15/48	4,740	5,211,284

		102,233,230

Vermont(e) — 0.1%
East Central Vermont Telecommunications District, RB
Series A, 4.00%, 12/01/30	2,010	2,065,096
Series A, 4.25%, 12/01/40	4,030	4,052,725
Series A, 4.50%, 12/01/50	2,960	2,967,131

		9,084,952

Virginia — 0.2%
Ballston Quarter Community Development Authority, TA, Series A, 5.50%, 03/01/46	1,815	1,821,623
Hanover County Economic Development Authority, Refunding RB 5.00%, 07/01/38	125	136,916
5.00%, 07/01/48	370	401,404
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	25,515	26,177,242

		28,537,185

Washington — 2.8%
City of Tacoma Washington Electric System Revenue, Refunding RB, Series A, 4.00%, 01/01/42	32,415	34,006,803
City of Tacoma Washington Water Revenue, Refunding RB, 4.00%, 12/01/43	50,535	52,608,653
Energy Northwest, Refunding RB
5.00%, 07/01/22	55,000	56,283,700
5.00%, 07/01/23	40,000	42,797,480
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	48,000	57,351,264

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	$33,730	$42,704,575
State of Washington, GO, Series E, 4.00%, 02/01/43	23,000	23,775,905
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	28,240,732
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(d)	21,355	22,518,912
Washington State Convention Center Public Facilities District, RB
4.00%, 07/01/31	17,475	20,302,839
3.00%, 07/01/58	10,745	10,784,015
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	24,448	28,541,583

		419,916,461

Wisconsin — 0.6%
Public Finance Authority, ARB
4.00%, 07/01/41	2,715	2,858,632
4.25%, 07/01/54	4,745	4,970,022
Public Finance Authority, RB(e)
5.00%, 12/01/35	1,690	1,937,367
4.00%, 06/15/40	2,020	2,115,009
5.00%, 12/01/45	2,370	2,665,662
7.00%, 11/01/46	6,385	6,787,581
4.00%, 06/15/50	2,995	3,080,942
5.00%, 12/01/55	8,045	8,966,064
4.00%, 06/15/56	2,445	2,503,484
4.75%, 06/15/56	7,815	7,817,571
Series A, 6.25%, 10/01/31	1,715	1,804,245
Series A, 5.00%, 06/15/41	1,215	1,335,191
Series A, 5.25%, 03/01/45	3,325	3,815,534
Series A, 7.00%, 10/01/47	1,715	1,793,609
Series A, 5.63%, 06/15/49	12,360	13,362,977
Series A, 5.00%, 06/15/51	1,365	1,478,487
Series A, 5.38%, 07/15/52	6,760	7,598,436
Series A, 5.25%, 03/01/55	9,500	10,760,089
Series A, 5.00%, 06/15/56	1,495	1,613,857
Series A-1, 5.00%, 01/01/56	2,505	2,804,438
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(e)(f)	24,870	1,946,028
Public Finance Authority, Refunding RB
5.00%, 03/01/37(e)	760	849,064
4.00%, 12/01/51	1,050	1,212,098

		94,076,387

Total Municipal Bonds — 84.5% (Cost: $11,956,863,730)		12,681,659,378

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

California — 0.8%
University of California, RB, Series M, 5.00%, 05/15/42	100,000	120,755,950

Security	Par (000)	Value

Nevada — 0.6%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	$74,740	$91,657,661

Texas — 0.7%
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43(l)	79,060	97,428,919

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost: $278,840,175)		309,842,530

Total Long-Term Investments — 90.6% (Cost: $12,841,409,026)		13,594,321,881

	Shares

Short-Term Securities

Money Market Funds — 9.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(a)(b)	1,426,550,884	1,426,693,540

Total Short-Term Securities — 9.5% (Cost: $1,426,175,865)		1,426,693,540

Total Investments — 100.1% (Cost: $14,267,584,891)		15,021,015,421

Other Assets Less Liabilities — 0.7%		112,376,443

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.8)%		(126,919,242)

Net Assets — 100.0%		$15,006,472,622

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Zero-coupon bond.
(g)	When-issued security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(k)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(l)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1, 2026, is $41,561,403. See Note 4 of the Notes to Financial Statements for details.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,424,414,061	$—	$(997,555,197	)(a)	$13,442	$(178,766)	$1,426,693,540	1,426,550,884	$118,444	$—
iShares National Muni Bond ETF	202,812,373	277,950,610	—		—	(3,565,910)	477,197,073	4,103,862	3,704,382	—
iShares Short-Term National Muni Bond ETF	126,149,400	—	—		—	(526,500)	125,622,900	1,170,000	427,850	—

					$13,442	$(4,271,176)	$2,029,513,513		$4,250,676	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	3,213	03/22/22	$418,744	$(383,408)
U.S. Long Bond	1,666	03/22/22	266,456	1,701,506
5-Year U.S. Treasury Note	2,838	03/31/22	343,065	434,279

				$1,752,377

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$2,135,785	$—	$2,135,785

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$383,408	$—	$383,408

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock National Municipal Fund

For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts(a)	$—	$—	$—	$—	$(1,543,004)	$—	$(1,543,004)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$9,064,373	$—	$9,064,373

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$862,593,820

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$602,819,973	$—	$—	$602,819,973
Municipal Bonds	—	12,681,659,378	—	12,681,659,378
Municipal Bonds Transferred to Tender Option Bond Trusts	—	309,842,530	—	309,842,530
Short-Term Securities
Money Market Funds	1,426,693,540	—	—	1,426,693,540

	$2,029,513,513	$12,991,501,908	$—	$15,021,015,421

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,135,785	$—	$—	$2,135,785
Liabilities
Interest Rate Contracts	(383,408)	—	—	(383,408)

	$1,752,377	$—	$—	$1,752,377

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $126,900,000 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) December 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 6.0%
Birmingham Airport Authority, Refunding RB, (BAM), 5.00%, 07/01/23	$225	$240,156
Black Belt Energy Gas District, RB
0.39%, 10/01/52(a)	4,000	4,021,988
4.00%, 10/01/52(a)	3,225	3,649,303
Series A-1, 4.00%, 06/01/22	825	836,066
Series B, 4.00%, 10/01/52(a)	13,000	14,715,636
Black Belt Energy Gas District, Refunding RB
4.00%, 12/01/23	440	469,307
4.00%, 06/01/24	400	432,899
4.00%, 12/01/24	475	521,052
Lower Alabama Gas District, RB
4.00%, 12/01/22	640	660,077
4.00%, 12/01/23	375	399,010
Southeast Alabama Gas Supply District, RB
Series A, 4.00%, 06/01/22	1,760	1,783,628
Series A, 4.00%, 06/01/23	2,225	2,326,371
Series A, 4.00%, 04/01/49(a)	1,600	1,705,694
Series A, 4.00%, 06/01/49(a)	16,995	18,229,534
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 10/01/24	650	707,052
Series B, 4.00%, 06/01/25	1,750	1,945,687

		52,643,460

Alaska — 1.1%
Alaska Municipal Bond Bank Authority, RB, 5.00%, 12/01/24	645	727,126
Alaska Municipal Bond Bank Authority, Refunding RB
5.00%, 12/01/22	750	781,205
5.00%, 12/01/23	2,000	2,171,876
Northern Tobacco Securitization Corp., Refunding RB
5.00%, 06/01/24	1,000	1,104,822
5.00%, 06/01/25	1,000	1,144,457
State of Alaska International Airports System, Refunding RB, Series C, AMT, 5.00%, 10/01/27	3,030	3,679,644

		9,609,130

Arizona — 1.3%
Arizona Health Facilities Authority, RB, Series B, 0.29%, 01/01/46(a)	5,900	5,877,663
Chandler Industrial Development Authority, RB, 2.40%, 12/01/35(a)	485	499,495
Glendale Union High School District No.205, GO, Series C, 5.00%, 07/01/22	1,000	1,023,084
Industrial Development Authority of the County of Yavapai, RB, Series A, VRDN, 0.08%, 09/01/35(a)	3,500	3,500,000
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 09/01/22	750	773,456

		11,673,698

California — 1.9%
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	7,915	9,141,904
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/23	530	555,608
Series A, 4.00%, 06/01/23	450	471,889
Series A, 5.00%, 06/01/24	600	662,910
California Statewide Communities Development Authority, RB
Series A, 5.00%, 04/01/23	525	554,729

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB (continued)
Series A, 5.00%, 04/01/24	$485	$533,753
City of Los Angeles Department of Airports, Refunding RB, Series D, AMT, 5.00%, 05/15/28	2,710	3,361,435
Northern California Energy Authority, RB, Series A, 4.00%, 07/01/49(a)	1,765	1,912,169

		17,194,397

Colorado — 0.4%
Colorado Health Facilities Authority, Refunding RB 5.00%, 08/01/28	1,000	1,257,295
Series A, 5.00%, 08/01/27	1,000	1,227,112
Regional Transportation District, Refunding RB 3.00%, 01/15/26	610	656,731
Series A, 5.00%, 01/15/24	350	378,894
Series A, 5.00%, 07/15/24	350	385,617

		3,905,649

Connecticut — 4.0%
Connecticut Housing Finance Authority Refunding RB
5.00%, 11/15/26	555	661,442
5.00%, 05/15/27	655	789,387
5.00%, 11/15/27	550	669,438
5.00%, 05/15/28	675	829,218
AMT, 5.00%, 05/15/28	1,400	1,694,076
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series L-1, 4.00%, 07/01/23	550	576,409
Series L-1, 4.00%, 07/01/24	650	700,793
State of Connecticut Special Tax Revenue, RB Series A, 5.00%, 08/01/22	900	924,614
Series A, 5.00%, 10/01/22	340	351,977
Series A, 5.00%, 05/01/23	475	504,650
Series A, 5.00%, 05/01/24	865	957,727
Series B, 5.00%, 10/01/22	3,400	3,519,768
Series B, 5.00%, 10/01/23	225	243,320
State of Connecticut Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/23	190	204,028
State of Connecticut, GO
Series A, 5.00%, 10/15/22	1,000	1,036,828
Series A, 5.00%, 03/15/23	695	734,030
Series C, 5.00%, 07/15/22	1,000	1,025,099
Series C, 3.00%, 06/01/23	650	674,520
Series C, 4.00%, 06/01/23	325	341,823
Series C, 3.00%, 06/01/24	1,065	1,131,212
Series C, 4.00%, 06/01/24	550	597,362
Series C, 4.00%, 06/15/24	750	815,543
State of Connecticut, Refunding GO
Series B, 5.00%, 05/15/22	4,955	5,040,409
Series B, 5.00%, 01/15/24	750	820,126
Series C, 5.00%, 06/01/22	600	611,602
Series C, 5.00%, 12/15/22	1,300	1,358,003
University of Connecticut, RB
Series A, 5.00%, 01/15/22	525	525,760
Series A, 5.00%, 03/15/22	1,550	1,564,489
Series A, 5.00%, 04/15/22	4,000	4,053,180
Series A, 5.00%, 04/15/24	650	718,008

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
University of Connecticut, RB (continued)
Series A, 5.00%, 01/15/25.	$720	$817,927
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	720	723,887

		35,216,655

District of Columbia — 0.7%
District of Columbia, RB, VRDN, 0.09%, 04/01/38(a)	1,445	1,445,000
District of Columbia, Refunding RB, 5.00%, 10/01/22	325	335,739
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/26	3,380	4,030,217

		5,810,956

Florida — 2.7%
Alachua County Health Facilities Authority, Refunding RB, 5.00%, 12/01/22	515	536,139
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/22	1,550	1,585,568
Senior Lien, (AGM), 5.00%, 07/01/24	885	986,919
County of Osceola Florida Transportation Revenue, Refunding RB
Sereis A-1, 5.00%, 10/01/22	325	335,820
Sereis A-1, 5.00%, 10/01/23	400	430,850
Florida Development Finance Corp., RB, AMT, 0.30%, 12/01/56(a)	10,000	9,995,720
Lee County FL Airport, Revenue RB, Series B, 5.00%, 10/01/28	4,060	5,029,459
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 08/15/23	500	537,652
Pasco County School Board, RB, 5.00%, 10/01/22	1,525	1,578,491
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/22	2,085	2,162,591
Tolomato Community Development District, Refunding SAB, Series A-1, (AGM), 2.00%, 05/01/22	605	607,652

		23,786,861

Georgia — 7.8%
Bartow County Development Authority, Refunding RB, 1.55%, 08/01/43(a)	1,730	1,741,624
City of Atlanta GA Department of Aviation, Refunding RB, Series C, AMT, 5.00%, 07/01/28	665	827,009
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/24	1,470	1,637,774
Development Authority of Burke County, Refunding RB, 1.55%, 12/01/49(a)	3,245	3,266,806
Iowa Finance Authority, Refunding RB, VRDN, 0.08%, 12/01/41(a)(b)	8,800	8,800,000
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/22	1,145	1,163,370
Series A, 5.00%, 05/15/23	2,450	2,595,523
Series A, 4.00%, 04/01/48(a)	30,500	32,126,199
Series C, 5.00%, 09/01/22	500	514,479
Series C, 5.00%, 09/01/23	1,000	1,071,787
Sub-Series C, 4.00%, 08/01/48(a)	2,200	2,333,111
Municipal Electric Authority of Georgia, Refunding RB 4.00%, 11/01/24	3,000	3,294,522
Series A, 5.00%, 01/01/22	675	675,000
Series A, 5.00%, 01/01/23	900	940,434

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB (continued)
Series A-R, Subordinate, 5.00%, 01/01/23	$3,550	$3,709,491
Series A-R, Subordinate, 5.00%, 01/01/24	2,500	2,719,988
Oconee County School District, GO, (SAW), 4.00%, 03/01/25	1,000	1,109,771

		68,526,888

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A-1, 2.95%, 07/01/23	835	863,548

Illinois — 0.9%
Chicago Housing Authority, RB, M/F Housing, Series A, (HUD SECT 8), 5.00%, 01/01/22	1,400	1,400,000
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/24	500	545,279
Chicago Transit Authority Capital Grant Receipts Revenue Refunding RB, 5.00%, 06/01/23	2,160	2,297,359
Cook County Refunding GO, Series B, 4.00%, 11/15/28	1,755	2,080,514
Illinois Finance Authority, Refunding RB
5.00%, 08/15/22	750	772,090
5.00%, 08/15/23	1,000	1,076,404

		8,171,646

Indiana — 2.6%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 08/15/23	2,000	2,150,452
City of Rockport Indiana, Refunding RB, Series A, 1.35%, 07/01/25(a)	2,250	2,259,715
Indiana Finance Authority, RB 3.00%, 02/01/23	225	230,954
AMT, 0.28%, 12/15/45(a)	4,000	3,999,480
Indiana Finance Authority, Refunding RB
5.00%, 10/01/24	500	562,189
0.34%, 03/01/39(a)	6,800	6,787,610
Series A, 5.00%, 05/01/23(c)	1,400	1,485,662
Indiana Housing & Community Development Authority, RB, , VRDN, 0.02%, 07/01/47(a)	1,865	1,865,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/24	2,000	2,214,228
Lawrence Township School Building Corp., RB, (NPFGC), 4.00%, 01/15/24	550	589,465
Southwest Allen Multi School Building Corp., RB, (NPFGC), 4.00%, 07/15/24	325	353,272

		22,498,027

Kansas — 3.1%
City of Burlington Kansas, Refunding RB(a)
Series A, VRDN, 0.12%, 09/01/35	18,000	18,000,000
Series B, VRDN, 0.12%, 09/01/35	6,000	6,000,000
City of Dodge City Kansas, GO
Series 2019-A, (BAM), 4.00%, 09/01/22	280	286,952
Series 2019-A, (BAM), 4.00%, 09/01/23	1,080	1,145,836
City of Goddard, GO, Series 2019-1, 3.00%, 12/01/22	1,465	1,467,905

		26,900,693

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 8.0%
City of Owensboro Kentucky Electric Light & Power System Revenue, Refunding RB
Series B, 5.00%, 01/01/22	$2,700	$2,700,000
Series B, 4.00%, 01/01/23	1,750	1,809,731
Kentucky Asset Liability Commission Refunding RB, Series A, 5.00%, 11/01/24	2,500	2,812,452
Kentucky Public Energy Authority, RB
Series A, 4.00%, 04/01/48(a)	5,000	5,354,380
Series A-1, 4.00%, 12/01/22	1,000	1,029,126
Series A-1, 4.00%, 12/01/49(a)	12,000	13,148,568
Series C, 4.00%, 08/01/22	615	626,381
Series C, 4.00%, 08/01/23	500	524,863
Series C-1, 4.00%, 06/01/22	1,750	1,773,037
Series C-1, 4.00%, 12/01/22	2,500	2,572,815
Kentucky State Property & Building Commission, RB 5.00%, 05/01/24	1,540	1,703,794
Series A, 5.00%, 11/01/23	1,000	1,087,033
Kentucky State Property & Building Commission, Refunding RB, Series B, 5.00%, 08/01/24	2,790	3,116,592
Meade County, RB, VRDN, 0.07%, 08/01/61(a)	32,600	32,600,000

		70,858,772

Louisiana — 3.9%
Ascension Parish School Board, GO, 4.00%, 03/01/24	570	614,696
Consolidated Govt. of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB
(AGM), 5.00%, 08/01/23	600	643,312
(AGM), 5.00%, 08/01/24	500	557,686
Greater Ouachita Water Co., Refunding RB
(BAM), 5.00%, 09/01/22	500	515,267
(BAM), 3.00%, 09/01/23	500	521,482
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	13,515	13,515,946
Livingston Parish School Board, Refunding RB, Series A, 4.00%, 05/01/24	680	735,407
Parish of St. Charles Louisiana, RB, 4.00%, 12/01/40(a)	6,725	6,817,361
Parish of St. John the Baptist Louisiana, Refunding RB, 2.00%, 06/01/37(a)	10,315	10,479,431

		34,400,588

Maryland — 0.4%
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 5.00%, 04/15/22	700	708,889
Series B, 5.00%, 04/15/23	675	713,693
Series B, 5.00%, 04/15/24	700	769,893
Maryland State Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/24	1,225	1,374,696

		3,567,171

Massachusetts — 1.8%
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/01/22	525	535,966
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	3,000	3,342,684
Massachusetts Housing Finance Agency, RB 0.25%, 12/01/22	650	650,000

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, RB (continued) (HUD SECT 8), 0.45%, 12/01/24	$1,500	$1,494,565
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Refunding RB, Series A, 5.00%, 01/01/25	2,100	2,377,259
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24	6,600	7,460,402

		15,860,876

Michigan — 1.1%
Livonia Public Schools, GO, Series I, (BAM), 4.00%, 05/01/25	1,700	1,887,903
Michigan Finance Authority, RB, 2nd Lien, (NPFGC), 5.00%, 11/01/23	310	335,910
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/23	1,000	1,049,181
Series D-1, 0.55%, 10/15/24	1,300	1,304,854
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25.	1,500	1,495,691
Series A-1, 0.65%, 10/01/24	960	960,013
Michigan Strategic Fund, RB, AMT, 0.58%, 08/01/27(a)	1,600	1,587,656
Mona Shores Public Schools, GO, (Q-SBLF), 4.00%, 05/01/24	500	542,067
Wayne-Westland Community Schools, GO
(Q-SBLF), 4.00%, 05/01/22	150	151,814
(Q-SBLF), 5.00%, 11/01/22	290	301,237

		9,616,326

Minnesota — 0.4%
Hastings Independent School District No 200, GO, Series A, 0.00%, 02/01/26(d)
	1,040	1,006,077
Minnesota Housing Finance Agency, RB
Series E, AMT, 0.70%, 01/01/25	810	804,403
Series E, AMT, 0.90%, 01/01/26	825	817,458
Series E, AMT, 1.10%, 01/01/27	595	586,998

		3,214,936

Mississippi — 2.7%
Jackson County, Refunding RB, 0.02%, 06/01/23(a)	7,600	7,600,000
Mississippi Business Finance Corp., RB(a) 0.02%, 11/01/35	1,380	1,380,000
Series A, , VRDN, 0.01%, 12/01/30	12,000	12,000,000
Series B, , VRDN, 0.02%, 11/01/35	2,505	2,505,000
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	517,573

		24,002,573

Missouri — 0.3%
City of Kansas City Refunding RB, Series E, , VRDN, 0.04%, 04/15/34(a)	1,200	1,200,000
City of St. Charles, Refunding COP, Series B, 4.00%, 02/01/24	140	150,520
City of Washington, Refunding COP, 5.00%, 03/01/23	370	389,262
County of Greene MO, COP
Series A, 4.00%, 03/01/24	275	296,437
Series A, 4.00%, 03/01/25	400	444,044

		2,480,263

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska — 2.3%
Central Plains Energy Project, RB, 5.00%, 03/01/50(a)	$8,485	$9,162,536
Central Plains Energy Project, Refunding RB
4.00%, 02/01/22	485	486,277
4.00%, 08/01/22	1,500	1,530,216
4.00%, 02/01/23	1,055	1,094,495
4.00%, 08/01/23	875	922,352
Series A, 5.00%, 09/01/27	1,000	1,202,283
Douglas County Hospital Authority No. 2, Refunding RB
5.00%, 11/15/22	135	140,462
5.00%, 11/15/23	110	119,422
Douglas County Refunding RB, 0.63%, 07/01/35(a)	6,000	6,035,028

		20,693,071

Nevada — 0.6%
Clark County Department of Aviation Refunding RB, Series B, AMT, 5.00%, 07/01/24	1,000	1,110,410
Nevada Housing Division Revenue, RB, Series D, (GNMA/FNMA/FHLMC), 0.25%, 12/01/22	3,920	3,918,808
Public Finance Authority, Refunding RB
5.00%, 06/01/23	195	207,497
5.00%, 06/01/24	200	221,372

		5,458,087

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, 0.42%, 10/01/33(a)	4,800	4,860,624
New Hampshire State Turnpike System, Refunding RB, Series B, 5.00%, 02/01/24	1,775	1,781,248

		6,641,872

New Jersey — 9.9%
Jersey City Municipal Utilities Authority, RB, 3.00%, 07/01/22	2,000	2,026,902
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 06/15/22	3,005	3,066,669
New Jersey Economic Development Authority, RB
5.00%, 06/15/23	250	266,264
5.00%, 06/15/24	300	332,170
Series UU, 5.00%, 06/15/24	250	276,712
New Jersey Economic Development Authority, Refunding RB
Series A, 1.00%, 06/01/23	1,350	1,359,585
Series B, 5.00%, 11/01/23	1,010	1,092,236
Series II, 5.00%, 03/01/22	1,310	1,319,554
Series NN, 5.00%, 03/01/22	4,505	4,537,855
Series NN, 5.00%, 03/01/23	5,945	6,256,292
Series XX, 5.00%, 06/15/23	8,010	8,531,099
Series XX, 5.00%, 06/15/24	2,990	3,310,627
New Jersey Educational Facilities Authority, RB 5.00%, 06/15/22	2,100	2,143,096
(SAP), 5.00%, 06/01/24	280	309,585
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/23	3,500	3,772,408
Series A, 5.00%, 07/01/23	1,015	1,085,850
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 5.00%, 12/01/28	1,000	1,208,391
New Jersey Transportation Trust Fund Authority, RB 5.00%, 06/15/23	1,500	1,597,143
Series A, (AMBAC), 5.25%, 12/15/22	650	679,483
Series AA, 5.00%, 06/15/22	500	510,261

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 5.00%, 06/15/23	$175	$186,385
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.50%, 12/15/22	1,330	1,393,474
Series A, 5.25%, 12/15/23	2,000	2,183,004
Series A, 5.50%, 12/15/23	3,095	3,393,169
Series A, 5.00%, 06/15/24	5,820	6,441,919
Series B, (AMBAC), 5.25%, 12/15/23	1,130	1,233,397
Series D, 5.00%, 12/15/23	275	298,833
Series D, 5.25%, 12/15/23	7,690	8,393,535
New Jersey Turnpike Authority, Refunding RB, 5.00%, 01/01/23	615	643,291
South Orange & Maplewood School District, GO, 2.00%, 08/15/23	1,075	1,104,156
State of New Jersey, GO 5.00%, 06/01/24	680	752,495
Series A, 5.00%, 06/01/24	8,330	9,218,045
Series A, 5.00%, 06/01/25	1,600	1,833,726
Series A, 5.00%, 06/01/27	5,000	6,076,885

		86,834,496

New Mexico — 0.6%
Albuquerque Municipal School District No.12, GO, Series A, (SAW), 5.00%, 08/01/24	250	279,085
Albuquerque Municipal School District No.12, Refunding GO, Series B, (SAW), 5.00%, 08/01/24	1,000	1,116,341
New Mexico Educational Assistance Foundation, Refunding RB, AMT, 5.00%, 09/01/28	2,000	2,481,996
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,254,566

		5,131,988

New York — 7.9%
County of Monroe New York, Refunding GO, (AGM), 4.00%, 06/01/23	775	815,559
Erie County Industrial Development Agency, Refunding RB, (SAW), 5.00%, 05/01/25	1,925	2,206,123
Long Island Power Authority, RB, (AGM), 0.00%, 06/01/26(d)	500	478,459
Metropolitan Transportation Authority 5.00%, 11/15/22	500	520,041
RB, 5.00%, 09/01/22	900	927,660
Series A, RB, 5.00%, 03/01/22	1,585	1,596,937
Metropolitan Transportation Authority, RB, 5.00%, 02/01/23	1,800	1,887,923
Metropolitan Transportation Authority, Refunding RB 5.00%, 11/15/22	1,865	1,939,734
Series D, 5.00%, 11/15/25	1,165	1,209,798
Monroe County Industrial Development Corp., Refunding RB
5.00%, 12/01/22	600	623,920
5.00%, 12/01/23	500	541,254
Nassau Health Care Corp., Refunding RB, (GTD), 5.00%, 08/01/24	2,215	2,468,843
New York City Housing Development Corp., Refunding RB, (FHA), 1.05%, 05/01/28	1,000	986,229
New York City Industrial Development Agency, Refunding RB, (AGM), 5.00%, 03/01/28	1,350	1,664,064

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB
5.00%, 11/01/24	$10,000	$11,300,780
0.02%, 11/01/29(a)	3,500	3,500,000
New York City Water & Sewer System, Refunding RB, , VRDN, 0.01%, 06/15/49(a)	3,200	3,200,000
New York Convention Center Development Corp., RB, 5.00%, 11/15/23	1,915	2,077,147
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/23	350	379,211
5.00%, 11/15/25	1,600	1,863,134
New York Liberty Development Corp., Refunding RB, 0.95%, 11/15/27	3,000	2,962,905
New York State Housing Finance Agency, RB, M/F Housing, Series P, 1.55%, 11/01/23	4,860	4,879,809
New York State Urban Development Corp., Refunding RB, 5.00%, 03/15/24	3,000	3,308,334
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/23	550	593,569
5.00%, 12/01/24	1,030	1,151,291
Series A, Class A, AMT, 5.00%, 12/01/24	1,250	1,394,013
Port Authority of New York & New Jersey, Refunding RB AMT, 3.00%, 10/01/28	4,000	4,475,744
Series 226, AMT, 5.00%, 10/15/25	6,000	6,976,032
State of New York Mortgage Agency, RB
AMT, 0.65%, 04/01/24	705	703,343
AMT, 0.75%, 10/01/24	830	828,343
AMT, 0.88%, 04/01/25	1,710	1,708,370
Town of Oyster Bay, Refunding GO, 4.00%, 03/01/24	390	419,534

		69,588,103

North Carolina — 0.6%
North Carolina Turnpike Authority, RB, 5.00%, 02/01/24	4,495	4,899,564

Ohio — 1.1%
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	350	367,056
County of Allen Ohio Hospital Facilities Revenue, Refunding RB
5.00%, 12/01/22	800	834,090
5.00%, 12/01/23	1,100	1,196,581
Series A, 5.00%, 08/01/23	300	321,890
Lancaster Port Authority, Refunding RB
Series A, 5.00%, 08/01/22	235	241,072
Series A, 5.00%, 02/01/23	250	262,017
Ohio Higher Educational Facility Commission, Refunding RB, 0.27%, 12/01/42(a)	5,335	5,349,340
State of Ohio, RB, 5.00%, 10/01/24	1,250	1,404,354

		9,976,400

Oklahoma — 0.0%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.00%, 01/01/25	390	442,242

Oregon — 0.6%
City of Hermiston Oregon, GO, 4.00%, 06/01/24	345	374,007

Security	Par (000)	Value

Oregon (continued)
Oregon State Facilities Authority, Refunding RB, 0.02%, 08/01/34(a)	$4,470	$4,470,000
Port of Portland OR Airport, Revenue RB, AMT, 5.00%, 07/01/24	565	626,662

		5,470,669

Pennsylvania — 10.1%
Allegheny County Airport Authority RB
Series A, AMT, 5.00%, 01/01/27	1,205	1,438,978
Series A, AMT, 5.00%, 01/01/28	2,980	3,642,403
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/23	4,000	4,226,524
Series A, 5.00%, 04/01/24	2,400	2,639,990
Avon Grove School District Chester County, GO, (SAW), 4.00%, 11/15/22	425	438,448
Bethlehem Area School District, Refunding GO, (SAW), 5.00%, 11/15/24	3,620	4,084,236
Boyertown Area School District, Refunding GO, (SAW), 4.00%, 09/01/22	225	230,327
Butler County Industrial Development Authority/PA, 0.12%, 05/01/34(a)	6,145	6,145,000
Chester County Health and Education Facilities Authority, RB, Series B, 5.00%, 06/01/24	1,250	1,385,071
City of Philadelphia PA Airport Revenue, Refunding RB
AMT, 5.00%, 07/01/26	1,000	1,178,677
AMT, 5.00%, 07/01/27	1,000	1,208,429
City of Philadelphia PA Water & Wastewater, Revenue RB, Series A, 5.00%, 01/01/23	500	523,579
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/24	735	815,064
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,035,341
City of Philadelphia, Refunding GO, Series A, 5.00%, 08/01/22	1,660	1,705,112
Commonwealth Financing Authority, RB
5.00%, 06/01/22	1,000	1,019,055
5.00%, 06/01/24	2,975	3,296,520
Commonwealth Financing Authority, Refunding RB,
Series B, 5.00%, 06/01/25	620	714,231
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 06/01/22(e)	5,000	5,098,405
1st Series, 5.00%, 03/15/24	1,585	1,745,461
Commonwealth of Pennsylvania, Refunding GO
1st Series, 5.00%, 08/15/23	1,000	1,075,469
2nd Series, 5.00%, 01/15/22	1,000	1,001,470
County of Lehigh, Refunding RB
5.00%, 07/01/22	1,385	1,416,784
5.00%, 07/01/23	700	748,098
DuBois Area School District, Refunding GO
Series B, (BAM SAW), 4.00%, 11/01/22	225	231,765
Series B, (BAM SAW), 4.00%, 11/01/23	325	346,002
Easton Area School District, Refunding GO, Series A, (SAW), 4.00%, 04/01/23	375	391,916
Ephrata Area School District GOL, (SAW), 4.00%, 03/01/25	1,130	1,251,720
Geisinger Authority, Refunding RB, 5.00%, 04/01/22	4,000	4,045,212
Muhlenberg School District, Refunding GO
(SAW), 4.00%, 05/15/23	525	550,921
(SAW), 4.00%, 05/15/24	200	216,626

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Palmyra Area School District, Refunding GO
(SAW), 4.00%, 04/01/22	$915	$923,203
(SAW), 4.00%, 04/01/23	590	616,737
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/22	545	552,172
Series A-1, 5.00%, 04/15/24	575	634,577
Pennsylvania Economic Development Financing Authority, Refunding RB
0.40%, 10/01/23	5,000	4,989,215
Series A, 4.00%, 10/15/24	425	466,188
Pennsylvania Housing Finance Agency, RB
5.00%, 04/01/25	565	638,143
5.00%, 04/01/27	240	288,352
5.00%, 10/01/27	225	273,539
5.00%, 04/01/28	250	306,890
5.00%, 10/01/28	260	322,170
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 133, 5.00%, 10/01/23	400	430,898
Pennsylvania Housing Finance Agency, Refunding RB
5.00%, 04/01/27	875	1,055,296
5.00%, 10/01/27	250	304,702
5.00%, 04/01/28	1,375	1,690,976
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.00%, 12/01/27	1,500	1,856,770
Perkasie Regional Authority, Refunding RB, (BAM), 4.00%, 02/01/23	230	238,748
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/24	500	557,111
Philadelphia Gas Works Co., Refunding RB
Series B, 5.00%, 08/01/23	1,000	1,068,965
Series B, (AGM), 5.00%, 08/01/24	500	557,111
Pottstown School District, Refunding GO, (BAM SAW), 4.00%, 06/01/23	385	404,454
Public Parking Authority Of Pittsburgh, Refunding RB
Series A, 5.00%, 12/01/22	665	692,676
Series A, 5.00%, 12/01/22(e)	345	359,674
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/22	1,150	1,185,695
Series A, (SAW), 5.00%, 09/01/23	1,250	1,345,884
Series B, (SAW), 5.00%, 09/01/28	1,000	1,247,844
Series D, (SAW), 5.00%, 09/01/25	7,275	8,422,951
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/23	1,000	1,064,381
5.00%, 06/01/24	900	997,145
Wilson Area School District, Refunding GO
(SAW), 4.00%, 03/15/22	285	287,085
(SAW), 4.00%, 03/15/23	900	939,374

		88,565,760

Puerto Rico — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23	4,500	4,861,472

Rhode Island — 0.6%
Providence Public Building, Authority RB, Series A, (AGM), 4.00%, 09/15/22	3,240	3,314,371

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Commerce Corp., Refunding RB, Series A, 5.00%, 06/15/23	$800	$852,747
Rhode Island Health and Educational Building Corp., 5.00%, 11/01/22	650	674,483
Rhode Island Student Loan, Authority RB, Series A, AMT, 5.00%, 12/01/26	620	732,252

		5,573,853

South Carolina — 1.7%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,808,995
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	9,255	9,853,401
Piedmont Municipal Power Agency, Refunding RB
Series A, 4.00%, 01/01/25	1,480	1,630,840
Series E, 5.00%, 01/01/23	500	523,322
South Carolina Jobs-Economic Development Authority, RB, VRDN, 0.06%, 12/01/38(a)	1,005	1,005,000

		14,821,558

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/23	335	360,849
Series A, 5.00%, 09/01/24	350	392,165

		753,014

Tennessee — 0.4%
New Memphis Arena Public Building Authority, RB, CAB, 4.00%, 04/01/27(f)	1,855	1,817,700
Tennergy Corp., RB, Series A, 4.00%, 03/01/24	350	373,562
Tennessee Energy Acquisition Corp., RB 5.00%, 11/01/24	250	279,854
Series A, 5.25%, 09/01/24	910	1,016,689

		3,487,805

Texas — 7.6%
Clear Creek Independent School District, GO, (PSF-GTD), 5.00%, 02/15/25	650	740,891
Dallas Fort Worth International Airport, Refunding RB 5.00%, 11/01/23	2,500	2,713,533
Series A, 5.00%, 11/01/23	1,250	1,356,766
Fort Worth Independent School District GO, Series A, (PSF), 5.00%, 02/15/25	1,150	1,310,326
Goose Creek Consolidated Independent School District, GO, (PSF-GTD), 2.00%, 02/15/25	1,285	1,345,624
North Central Texas Housing Finance Corp. RB, 0.38%, 08/01/40(a)	3,500	3,482,395
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, 0.07%, 06/01/41(a)	10,000	10,000,000
Richardson Independent School District, GO, (PSF), 5.00%, 02/15/25	1,250	1,426,198
San Antonio Water System, RB, Series A, 5.00%, 05/15/25	1,950	2,244,432
State of Texas, GO(a)
Series A, VRDN, 0.05%, 06/01/41	3,870	3,870,000
Series A, VRDN, 0.05%, 06/01/43	3,350	3,350,000
Series A, VRDN, 0.05%, 06/01/45	3,935	3,935,000
Series B, VRDN, 0.05%, 12/01/41	9,250	9,249,651
Series B, VRDN, 0.05%, 12/01/42	5,330	5,330,000

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 07/01/22	$1,815	$1,857,244
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/23	1,000	1,080,340
5.00%, 12/15/24	3,900	4,369,911
5.00%, 12/15/27	7,200	8,739,274
Waco Educational Finance Corp., RB, 4.00%, 03/01/25	400	443,708

		66,845,293

Utah — 0.3%
City of Salt Lake City UT Airport Revenue RB, Series A, AMT, 5.00%, 07/01/27	2,500	3,026,168

Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 5.00%, 06/15/26	1,045	1,210,156

Virginia — 0.3%
Lynchburg Economic Development Authority, Refunding RB
4.00%, 01/01/27	425	486,471
5.00%, 01/01/28	500	611,458
Virginia College Building Authority, RB, Seties A, 5.00%, 02/01/25	1,300	1,481,655

		2,579,584

Washington — 2.0%
King County Housing Authority, Refunding RB
3.00%, 06/01/23	200	206,607
3.00%, 06/01/24	225	237,257
King County WA Sewer Revenue, Refunding RB, Series A, 0.27%, 01/01/40(a)	9,700	9,714,308
Port of Seattle, Refunding ARB, Series B, 5.00%, 03/01/24	1,375	1,510,321
Seattle Housing Authority, RB, M/F Housing, Series A, 3.00%, 06/01/23	3,000	3,103,251
State of Washington, RB, Series F, 5.00%, 09/01/22	460	474,686
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 08/01/49(a)	2,200	2,487,661

		17,734,091

Wisconsin — 0.5%
Public Finance Authority, Refunding RB
5.00%, 01/01/23	300	313,411

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB (continued) 5.00%, 01/01/24	$300	$326,436
University of Wisconsin Hospitals & Clinics, Refunding RB, , VRDN, 0.01%, 04/01/48(a)	3,700	3,700,000

		4,339,847

Total Long-Term Investments — 99.9% (Cost: $878,232,715)		879,738,206

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(g)(h)	39,328	39,332

Total Short-Term Securities — 0.0% (Cost: $39,332)		39,332

Total Investments — 99.9% (Cost: $878,272,047)		879,777,538

Other Assets Less Liabilities — 0.1%		1,213,451

Net Assets — 100.0%		$880,990,989

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(g) Affiliate of the Fund.

(h) Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$8,173,013	$—	$(8,131,661	)(a)	$(2,020)	$—	$39,332	39,328	$252	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$879,738,206	$—	$879,738,206
Short-Term Securities
Money Market Funds	39,332	—	—	39,332

	$39,332	$879,738,206	$—	$879,777,538

See notes to financial statements.

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

December 31, 2021

	BlackRock New York Municipal Opportunities Fund	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund

ASSETS
Investments, at value — unaffiliated(a)	$1,668,079,703	$2,266,545,903	$12,991,501,908	$879,738,206
Investments, at value — affiliated(b)	18,633,653	228,656,491	2,029,513,513	39,332
Cash	—	—	73,777	—
Cash pledged for futures contracts	6,977,000	2,519,000	13,409,000	—
Receivables:
Investments sold	4,119,184	16,333,957	88,789,889	70,000
Capital shares sold	2,572,663	7,710,904	30,677,305	1,924,659
Dividends — affiliated	109	1,162	7,443	23
Interest — unaffiliated	16,076,726	20,681,213	129,750,575	6,087,306
Principal paydowns	—	—	—	348
Variation margin on futures contracts	177,399	50,781	317,533	—
Prepaid expenses	60,945	143,801	340,225	83,749

Total assets	1,716,697,382	2,542,643,212	15,284,381,168	887,943,623

ACCRUED LIABILITIES
Bank overdraft	—	137,493	—	—
Payables:
Investments purchased	—	31,879,683	109,025,770	—
Accounting services fees	62,258	52,384	349,863	36,026
Capital shares redeemed	2,049,623	5,777,384	30,184,985	6,436,509
Custodian fees	7,082	6,218	67,193	2,917
Income dividend distributions	807,435	1,484,055	4,315,208	136,637
Interest expense and fees	19,968	30,569	19,242	—
Investment advisory fees	557,503	864,663	4,607,350	180,305
Directors’ and Officer’s fees	17,491	—	115,341	526
Other accrued expenses	33,952	38,208	80,840	22,217
Other affiliate fees	4,174	2,370	31,628	1,290
Professional fees	—	51,391	98,107	17,400
Service and distribution fees	222,816	186,367	991,061	64,197
Transfer agent fees	135,830	121,357	1,017,807	54,610
Variation margin on futures contracts	55,523	24,302	104,151	—

Total accrued liabilities	3,973,655	40,656,444	151,008,546	6,952,634

OTHER LIABILITIES
TOB Trust Certificates	97,805,523	138,216,081	126,900,000	—

Total liabilities	101,779,178	178,872,525	277,908,546	6,952,634

NET ASSETS	$1,614,918,204	$2,363,770,687	$15,006,472,622	$880,990,989

NET ASSETS CONSIST OF
Paid-in capital	$1,576,047,009	$2,185,861,122	$14,240,191,846	$881,571,609
Accumulated earnings (loss)	38,871,195	177,909,565	766,280,776	(580,620)

NET ASSETS	$1,614,918,204	$2,363,770,687	$15,006,472,622	$880,990,989

(a) Investments, at cost — unaffiliated	$1,530,779,645	$2,089,037,662	$12,235,703,905	$878,232,715
(b) Investments, at cost — affiliated	$18,633,316	$228,656,177	$2,031,880,986	$39,332

F I N A N C I A L S T A T E M E N T S	63

Statements of Assets and Liabilities (unaudited) (continued)

December 31, 2021

	BlackRock New York Municipal Opportunities Fund	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund

NET ASSET VALUE

Institutional
Net assets	$752,689,143	$1,325,187,278	$6,029,672,952	$544,611,831

Shares outstanding	65,114,079	124,247,241	530,532,146	53,797,372

Net asset value	$11.56	$10.67	$11.37	$10.12

Shares authorized	Unlimited	350 Million	800 Million	150 Million

Par value	$0.10	$0.10	$0.10	$0.10

Service
Net assets	N/A	N/A	$3,884,059	N/A

Shares outstanding	N/A	N/A	341,997	N/A

Net asset value	N/A	N/A	$11.36	N/A

Shares authorized	N/A	N/A	375 Million	N/A

Par value	N/A	N/A	$0.10	N/A

Investor A
Net assets	$688,397,846	$724,348,949	$4,240,485,336	$277,088,682

Shares outstanding	59,514,371	68,080,931	372,843,746	27,352,782

Net asset value	$11.57	$10.64	$11.37	$10.13

Shares authorized	Unlimited	100 Million	800 Million	150 Million

Par value	$0.10	$0.10	$0.10	$0.10

Investor A1
Net assets	$86,622,724	N/A	N/A	$12,620,990

Shares outstanding	7,489,273	N/A	N/A	1,245,602

Net asset value	$11.57	N/A	N/A	$10.13

Shares authorized	Unlimited	N/A	N/A	150 Million

Par value	$0.10	N/A	N/A	$0.10

Investor C
Net assets	$81,200,479	$45,806,091	$118,048,766	$4,649,281

Shares outstanding	7,022,488	4,293,082	10,377,640	474,141

Net asset value	$11.56	$10.67	$11.38	$9.81

Shares authorized	Unlimited	100 Million	375 Million	150 Million

Par value	$0.10	$0.10	$0.10	$0.10

Class K
Net assets	$6,008,012	$268,428,369	$4,614,381,509	$42,020,205

Shares outstanding	519,824	25,172,902	405,828,854	4,151,270

Net asset value	$11.56	$10.66	$11.37	$10.12

Shares authorized	Unlimited	2 Billion	1.35 Billion	150 Million

Par value	$0.10	$0.10	$0.10	$0.10

See notes to financial statements.

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended December 31, 2021

	BlackRock New York Municipal Opportunities Fund	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund

INVESTMENT INCOME
Dividends — affiliated	$772	$16,734	$4,250,676	$252
Interest — unaffiliated	23,278,795	37,597,747	159,451,263	3,396,226

Total investment income	23,279,567	37,614,481	163,701,939	3,396,478

EXPENSES
Investment advisory	3,696,032	4,909,875	29,023,041	1,228,004
Service and distribution — class specific	1,344,786	1,079,794	6,085,783	396,834
Transfer agent — class specific	455,015	522,715	4,348,182	249,612
Professional	115,393	113,132	81,650	32,784
Accounting services	97,975	112,090	593,710	66,607
Registration	45,183	145,625	303,768	103,912
Directors and Officer	11,917	13,620	98,795	6,164
Custodian	10,266	10,068	57,878	6,770
Miscellaneous	56,902	53,873	132,534	32,995

Total expenses excluding interest expense	5,833,469	6,960,792	40,725,341	2,123,682
Interest expense(a)	333,420	389,627	370,802	—

Total expenses	6,166,889	7,350,419	41,096,143	2,123,682
Less:
Fees waived and/or reimbursed by the Manager	(407,879)	(70,849)	(1,673,414)	(172,899)
Transfer agent fees waived and/or reimbursed — class specific	(57,348)	(52,512)	(1,730,439)	(76,289)

Total expenses after fees waived and/or reimbursed	5,701,662	7,227,058	37,692,290	1,874,494

Net investment income	17,577,905	30,387,423	126,009,649	1,521,984

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,496,441	13,213,417	33,538,720	(340,162)
Investments — affiliated	2,106	(13,993)	13,442	(2,020)
Futures contracts	(2,603,944)	(1,120,977)	(1,543,004)	—

	894,603	12,078,447	32,009,158	(342,182)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(10,727,734)	(13,067,254)	(95,209,403)	(3,728,073)
Investments — affiliated	(2,106)	(106)	(4,271,176)	—
Futures contracts	6,414,330	802,413	9,064,373	—

	(4,315,510)	(12,264,947)	(90,416,206)	(3,728,073)

Net realized and unrealized loss	(3,420,907)	(186,500)	(58,407,048)	(4,070,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,156,998	$30,200,923	$67,602,601	$(2,548,271)

(a)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets

	BlackRock New York Municipal Opportunities Fund		BlackRock High Yield Municipal Fund

	Six Months Ended 12/31/21 (unaudited)	Year Ended 06/30/21	Six Months Ended 12/31/21 (unaudited)	Year Ended 06/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,577,905	$36,490,035	$30,387,423	$53,367,814
Net realized gain	894,603	41,585,368	12,078,447	30,212,248
Net change in unrealized appreciation (depreciation)	(4,315,510)	64,922,698	(12,264,947)	153,072,066

Net increase in net assets resulting from operations	14,156,998	142,998,101	30,200,923	236,652,128

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,662,057)	(16,925,281)	(21,287,393)	(31,948,494)
Investor A	(7,434,201)	(15,856,840)	(11,066,162)	(16,231,308)
Investor A1	(1,005,834)	(2,171,880)	—	—
Investor C	(574,453)	(1,425,757)	(558,531)	(1,167,144)
Class K	(65,227)	(110,917)	(3,849,165)	(3,945,319)

Decrease in net assets resulting from distributions to shareholders	(17,741,772)	(36,490,675)	(36,761,251)	(53,292,265)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	32,264,823	(186,279,396)	335,049,453	529,983,558

NET ASSETS
Total increase (decrease) in net assets	28,680,049	(79,771,970)	328,489,125	713,343,421
Beginning of period	1,586,238,155	1,666,010,125	2,035,281,562	1,321,938,141

End of period	$1,614,918,204	$1,586,238,155	$2,363,770,687	$2,035,281,562

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock National Municipal Fund		BlackRock Short-Term Municipal Fund

	Six Months Ended 12/31/21 (unaudited)	Year Ended 06/30/21	Six Months Ended 12/31/21 (unaudited)	Year Ended 06/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$126,009,649	$254,263,905	$1,521,984	$4,520,673
Net realized gain (loss)	32,009,158	194,399,769	(342,182)	(34,720)
Net change in unrealized appreciation (depreciation)	(90,416,206)	280,129,266	(3,728,073)	1,280,963

Net increase (decrease) in net assets resulting from operations	67,602,601	728,792,940	(2,548,271)	5,766,916

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(80,358,124)	(96,342,920)	(1,187,158)	(3,176,503)
Service	(46,086)	(58,285)	—	—
Investor A	(52,479,723)	(68,908,582)	(345,458)	(1,220,634)
Investor A1	—	—	(23,583)	(81,573)
Investor C	(1,019,830)	(1,413,914)	—	—
Class K	(62,663,614)	(86,606,452)	(58,975)	(83,481)

Decrease in net assets resulting from distributions to shareholders	(196,567,377)	(253,330,153)	(1,615,174)	(4,562,191)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(58,138,099)	1,327,537,307	59,209,300	174,867,777

NET ASSETS
Total increase (decrease) in net assets	(187,102,875)	1,803,000,094	55,045,855	176,072,502
Beginning of period	15,193,575,497	13,390,575,403	825,945,134	649,872,632

End of period	$15,006,472,622	$15,193,575,497	$880,990,989	$825,945,134

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund

	Institutional
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.59		$10.83	$11.38	$11.31	$11.21	$11.58

Net investment income(a)	0.14		0.28	0.28	0.33	0.33	0.35
Net realized and unrealized gain (loss)		(0.03)	0.76	(0.55)	0.22	0.10	(0.37)

Net increase (decrease) from investment operations	0.11		1.04	(0.27)	0.55	0.43	(0.02)

Distributions(b)
From net investment income		(0.14)	(0.28)	(0.28)	(0.36)	(0.33)	(0.35)
From net realized gain	—		—	—	(0.12)	—	—

Total distributions		(0.14)	(0.28)	(0.28)	(0.48)	(0.33)	(0.35)

Net asset value, end of period	$11.56		$11.59	$10.83	$11.38	$11.31	$11.21

Total Return(c)
Based on net asset value	0.93	%(d)	9.71%	(2.41)%	4.96%	3.93%	(0.09)%

Ratios to Average Net Assets(e)
Total expenses	0.61	%(f)	0.61%	0.63%	0.71%	0.74%	0.75%

Total expenses after fees waived and/or reimbursed	0.54	%(f)	0.54%	0.58%	0.65%	0.63%	0.63%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.52%

Net investment income	2.35	%(f)	2.49%	2.52%	2.99%	2.96%	3.17%

Supplemental Data
Net assets, end of period (000)	$752,689		$706,229	$702,632	$733,534	$455,378	$266,540

Borrowings outstanding, end of period (000)	$97,806		$104,930	$94,386	$88,529	$67,389	$60,785

Portfolio turnover rate		10%	15%	43%	43%	43%	34%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)

	Investor A
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020		2019	2018	2017

Net asset value, beginning of period	$11.59		$10.84	$11.39		$11.31	$11.21	$11.58

Net investment income(a)	0.12		0.25	0.25		0.31	0.31	0.33
Net realized and unrealized gain (loss)		(0.02)	0.75	(0.55)		0.22	0.10	(0.38)

Net increase (decrease) from investment operations	0.10		1.00	(0.30)		0.53	0.41	(0.05)

Distributions(b)
From net investment income		(0.12)	(0.25)	(0.25)		(0.33)	(0.31)	(0.32)
From net realized gain	—		—	—		(0.12)	—	—

Total distributions		(0.12)	(0.25)	(0.25)		(0.45)	(0.31)	(0.32)

Net asset value, end of period	$11.57		$11.59	$10.84		$11.39	$11.31	$11.21

Total Return(c)
Based on net asset value	0.89	%(d)	9.34%	(2.65)%		4.79%	3.67%	(0.34)%

Ratios to Average Net Assets(e)
Total expenses	0.84	%(f)	0.85%	0.88	%(g)	0.97%	0.96%	0.96%

Total expenses after fees waived and/or reimbursed	0.79	%(f)	0.79%	0.84%		0.90%	0.88%	0.88%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.75	%(f)	0.75%	0.75%		0.75%	0.75%	0.77%

Net investment income	2.10	%(f)	2.24%	2.27%		2.73%	2.71%	2.92%

Supplemental Data
Net assets, end of period (000)	$688,398		$697,842	$756,236		$609,557	$362,961	$260,308

Borrowings outstanding, end of period (000)	$97,806		$104,930	$94,386		$88,529	$67,389	$60,785

Portfolio turnover rate		10%	15%	43%		43%	43%	34%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)

	Investor A1
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020		2019	2018	2017

Net asset value, beginning of period	$11.59		$10.84	$11.38		$11.31	$11.21	$11.58

Net investment income(a)	0.13		0.27	0.27		0.32	0.32	0.34
Net realized and unrealized gain (loss)		(0.02)	0.75	(0.54)		0.21	0.10	(0.37)

Net increase (decrease) from investment operations	0.11		1.02	(0.27)		0.53	0.42	(0.03)

Distributions(b)
From net investment income		(0.13)	(0.27)	(0.27)		(0.34)	(0.32)	(0.34)
From net realized gain	—		—	—		(0.12)	—	—

Total distributions		(0.13)	(0.27)	(0.27)		(0.46)	(0.32)	(0.34)

Net asset value, end of period	$11.57		$11.59	$10.84		$11.38	$11.31	$11.21

Total Return(c)
Based on net asset value	0.97	%(d)	9.50%	(2.42)%		4.85%	3.83%	(0.19)%

Ratios to Average Net Assets(e)
Total expenses	0.69	%(f)	0.70%	0.73	%(g)	0.81%	0.81%	0.81	%(g)

Total expenses after fees waived and/or reimbursed	0.64	%(f)	0.64%	0.69%		0.75%	0.72%	0.73%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.60	%(f)	0.60%	0.60%		0.60%	0.60%	0.63%

Net investment income	2.25	%(f)	2.39%	2.42%		2.89%	2.87%	3.06%

Supplemental Data
Net assets, end of period (000)	$86,623		$89,501	$91,458		$103,286	$107,538	$114,821

Borrowings outstanding, end of period (000)	$97,806		$104,930	$94,386		$88,529	$67,389	$60,785

Portfolio turnover rate		10%	15%	43%		43%	43%	34%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)

	Investor C
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.59		$10.83	$11.38	$11.31	$11.21	$11.58

Net investment income(a)	0.08		0.17	0.17	0.22	0.22	0.24
Net realized and unrealized gain (loss)		(0.03)	0.76	(0.55)	0.21	0.10	(0.37)

Net increase (decrease) from investment operations	0.05		0.93	(0.38)	0.43	0.32	(0.13)

Distributions(b)
From net investment income		(0.08)	(0.17)	(0.17)	(0.24)	(0.22)	(0.24)
From net realized gain	—		—	—	(0.12)	—	—

Total distributions		(0.08)	(0.17)	(0.17)	(0.36)	(0.22)	(0.24)

Net asset value, end of period	$11.56		$11.59	$10.83	$11.38	$11.31	$11.21

Total Return(c)
Based on net asset value	0.42	%(d)	8.62%	(3.38)%	3.92%	2.89%	(1.08)%

Ratios to Average Net Assets(e)
Total expenses	1.60	%(f)	1.62%	1.64%	1.72%	1.73%	1.72%

Total expenses after fees waived and/or reimbursed	1.54	%(f)	1.54%	1.59%	1.65%	1.63%	1.63%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.52%

Net investment income	1.35	%(f)	1.49%	1.52%	1.99%	1.96%	2.17%

Supplemental Data
Net assets, end of period (000)	$81,200		$87,465	$111,588	$119,391	$98,722	$85,612

Borrowings outstanding, end of period (000)	$97,806		$104,930	$94,386	$88,529	$67,389	$60,785

Portfolio turnover rate		10%	15%	43%	43%	43%	34%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)

	Class K
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,			Period from 01/25/18(a) to 06/30/18
			2021	2020	2019

Net asset value, beginning of period	$11.58		$10.83	$11.38	$11.31	$11.34

Net investment income(b)	0.14		0.28	0.29	0.34	0.16
Net realized and unrealized gain (loss)		(0.02)	0.75	(0.55)	0.21	(0.05)

Net increase (decrease) from investment operations	0.12		1.03	(0.26)	0.55	0.11

Distributions(c)
From net investment income		(0.14)	(0.28)	(0.29)	(0.36)	(0.14)
From net realized gain	—		—	—	(0.12)	—

Total distributions		(0.14)	(0.28)	(0.29)	(0.48)	(0.14)

Net asset value, end of period	$11.56		$11.58	$10.83	$11.38	$11.31

Total Return(d)
Based on net asset value	1.04	%(e)	9.67%	(2.36)%	5.01%	1.02	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.55	%(g)	0.57%	0.59%	0.67%	0.67	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.49	%(g)	0.49%	0.54%	0.60%	0.58	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.45	%(g)	0.45%	0.45%	0.45%	0.45	%(g)

Net investment income	2.40	%(g)	2.53%	2.54%	3.05%	3.42	%(g)

Supplemental Data
Net assets, end of period (000)	$6,008		$5,202	$4,097	$4,050	$2,611

Borrowings outstanding, end of period (000)	$97,806		$104,930	$94,386	$88,529	$67,389

Portfolio turnover rate		10%	15%	43%	43%	43%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.68%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund

	Institutional
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.69		$9.54	$9.89	$9.59	$9.54	$9.99

Net investment income(a)	0.16		0.35	0.36	0.39	0.40	0.41
Net realized and unrealized gain (loss)	0.01		1.15	(0.35)	0.30	0.05	(0.46)

Net increase (decrease) from investment operations	0.17		1.50	0.01	0.69	0.45	(0.05)

Distributions(b)
From net investment income		(0.16)	(0.35)	(0.36)	(0.39)	(0.40)	(0.40)
From net realized gain		(0.03)	—	—	—	—	—

Total distributions		(0.19)	(0.35)	(0.36)	(0.39)	(0.40)	(0.40)

Net asset value, end of period	$10.67		$10.69	$9.54	$9.89	$9.59	$9.54

Total Return(c)
Based on net asset value	1.55	%(d)	16.00%	0.10%	7.36%	4.78%	(0.38)%

Ratios to Average Net Assets(e)
Total expenses	0.59	%(f)	0.61%	0.66%	0.71%	0.70%	0.71%

Total expenses after fees waived and/or reimbursed	0.58	%(f)	0.58%	0.64%	0.68%	0.68%	0.66%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.54	%(f)	0.54%	0.53%	0.52%	0.54%	0.57%

Net investment income	2.90	%(f)	3.44%	3.71%	4.03%	4.14%	4.24%

Supplemental Data
Net assets, end of period (000)	$1,325,187		$1,190,526	$757,746	$780,811	$549,217	$516,247

Borrowings outstanding, end of period (000)	$138,216		$114,824	$102,624	$75,301	$61,022	$60,043

Portfolio turnover rate		9%	23%	31%	14%	25%	36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)

	Investor A
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.67		$9.52	$9.87	$9.56	$9.52	$9.97

Net investment income(a)	0.14		0.32	0.34	0.36	0.37	0.38
Net realized and unrealized gain (loss)	—		1.15	(0.35)	0.31	0.04	(0.45)

Net increase (decrease) from investment operations	0.14		1.47	(0.01)	0.67	0.41	(0.07)

Distributions(b)
From net investment income		(0.14)	(0.32)	(0.34)	(0.36)	(0.37)	(0.38)
From net realized gain		(0.03)	—	—	—	—	—

Total distributions		(0.17)	(0.32)	(0.34)	(0.36)	(0.37)	(0.38)

Net asset value, end of period	$10.64		$10.67	$9.52	$9.87	$9.56	$9.52

Total Return(c)
Based on net asset value	1.33	%(d)	15.73%	(0.16)%	7.21%	4.40%	(0.63)%

Ratios to Average Net Assets(e)
Total expenses	0.82	%(f)	0.85%	0.92%	0.98%	0.96%	0.94%

Total expenses after fees waived and/or reimbursed	0.82	%(f)	0.83%	0.89%	0.95%	0.94%	0.91%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.78	%(f)	0.78%	0.78%	0.79%	0.80%	0.82%

Net investment income	2.66	%(f)	3.20%	3.46%	3.76%	3.88%	4.00%

Supplemental Data
Net assets, end of period (000)	$724,349		$634,326	$422,270	$345,255	$220,992	$201,212

Borrowings outstanding, end of period (000)	$138,216		$114,824	$102,624	$75,301	$61,022	$60,043

Portfolio turnover rate		9%	23%	31%	14%	25%	36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)

	Investor C
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.70		$9.55	$9.89	$9.59	$9.55	$9.99

Net investment income(a)	0.10		0.25	0.26	0.29	0.30	0.31
Net realized and unrealized gain (loss)	—		1.15	(0.34)	0.30	0.04	(0.44)

Net increase (decrease) from investment operations	0.10		1.40	(0.08)	0.59	0.34	(0.13)

Distributions(b)
From net investment income		(0.10)	(0.25)	(0.26)	(0.29)	(0.30)	(0.31)
From net realized gain		(0.03)	—	—	—	—	—

Total distributions		(0.13)	(0.25)	(0.26)	(0.29)	(0.30)	(0.31)

Net asset value, end of period	$10.67		$10.70	$9.55	$9.89	$9.59	$9.55

Total Return(c)
Based on net asset value	0.95	%(d)	14.83%	(0.80)%	6.28%	3.62%	(1.26)%

Ratios to Average Net Assets(e)
Total expenses	1.60	%(f)	1.63%	1.69%	1.74%	1.73%	1.70%

Total expenses after fees waived and/or reimbursed	1.58	%(f)	1.59%	1.65%	1.70%	1.69%	1.66%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.54	%(f)	1.54%	1.54%	1.54%	1.56%	1.57%

Net investment income	1.90	%(f)	2.49%	2.70%	3.02%	3.13%	3.25%

Supplemental Data
Net assets, end of period (000)	$45,806		$44,050	$58,114	$64,484	$60,065	$63,314

Borrowings outstanding, end of period (000)	$138,216		$114,824	$102,624	$75,301	$61,022	$60,043

Portfolio turnover rate		9%	23%	31%	14%	25%	36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)

	Class K
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,			Period from 01/25/18(a) to 06/30/18
			2021	2020	2019

Net asset value, beginning of period	$10.69		$9.54	$9.89	$9.59	$9.62

Net investment income(b)	0.16		0.35	0.36	0.39	0.18
Net realized and unrealized gain (loss)	—		1.15	(0.34)	0.30	(0.04)

Net increase from investment operations	0.16		1.50	0.02	0.69	0.14

Distributions(c)
From net investment income		(0.16)	(0.35)	(0.37)	(0.39)	(0.17)
From net realized gain		(0.03)	—	—	—	—

Total distributions		(0.19)	(0.35)	(0.37)	(0.39)	(0.17)

Net asset value, end of period	$10.66		$10.69	$9.54	$9.89	$9.59

Total Return(d)
Based on net asset value	1.48	%(e)	16.05%	0.14%	7.40%	1.50	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.54	%(g)	0.57%	0.64%	0.69%	0.67	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.53	%(g)	0.54%	0.60%	0.65%	0.62	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.49	%(g)	0.49%	0.49%	0.49%	0.49	%(g)

Net investment income	2.96	%(g)	3.47%	3.77%	4.04%	4.48	%(g)

Supplemental Data
Net assets, end of period (000)	$268,428		$166,379	$83,809	$49,062	$11,712

Borrowings outstanding, end of period (000)	$138,216		$114,824	$102,624	$75,301	$61,022

Portfolio turnover rate		9%	23%	31%	14%	25%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.68%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock National Municipal Fund

	Institutional
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021		2020		2019		2018	2017

Net asset value, beginning of period	$11.47		$11.07		$11.06		$10.79		$10.88	$11.22

Net investment income(a)	0.10		0.21		0.26		0.33		0.33	0.34
Net realized and unrealized gain (loss)		(0.05)	0.40		0.02		0.27		(0.09)	(0.34)

Net increase from investment operations	0.05		0.61		0.28		0.60		0.24	0.00

Distributions(b)
From net investment income		(0.10)	(0.21)		(0.26)		(0.33)		(0.33)	(0.34)
From net realized gain		(0.05)	—		(0.01)		—		—	—

Total distributions		(0.15)	(0.21)		(0.27)		(0.33)		(0.33)	(0.34)

Net asset value, end of period	$11.37		$11.47		$11.07		$11.06		$10.79	$10.88

Total Return(c)
Based on net asset value	0.47	%(d)	5.59%		2.62%		5.68%		2.23%	0.09%

Ratios to Average Net Assets(e)
Total expenses	0.49	%(f)	0.49%		0.53%		0.53%		0.52%	0.57%

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.44%		0.47%		0.48%		0.44%	0.49%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.43	%(f)(g)	0.43	%(g)	0.43	%(g)	0.43	%(g)	0.44%	0.48	%(g)

Net investment income	1.74	%(f)	1.89%		2.39%		3.04%		3.04%	3.15%

Supplemental Data
Net assets, end of period (000)	$6,029,673		$5,801,296		$4,650,471		$4,063,258		$3,028,849	$3,225,595

Borrowings outstanding, end of period (000)	$126,900		$126,900		$126,900		$324,360		$—	$—

Portfolio turnover rate		23%	42%		75%		77%		51%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)

	Service
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021		2020		2019		2018	2017

Net asset value, beginning of period	$11.46		$11.07		$11.06		$10.78		$10.87	$11.21

Net investment income(a)	0.09		0.19		0.25		0.31		0.31	0.33
Net realized and unrealized gain (loss)		(0.05)	0.39		0.01		0.27		(0.10)	(0.35)

Net increase (decrease) from investment operations	0.04		0.58		0.26		0.58		0.21	(0.02)

Distributions(b)
From net investment income		(0.09)	(0.19)		(0.24)		(0.30)		(0.30)	(0.32)
From net realized gain		(0.05)	—		(0.01)		—		—	—

Total distributions		(0.14)	(0.19)		(0.25)		(0.30)		(0.30)	(0.32)

Net asset value, end of period	$11.36		$11.46		$11.07		$11.06		$10.78	$10.87

Total Return(c)
Based on net asset value	0.34	%(d)	5.24%		2.37%		5.51%		1.99%	(0.14)%

Ratios to Average Net Assets(e)
Total expenses	0.70	%(f)	0.71%		0.74%		0.76%		0.71%	0.76%

Total expenses after fees waived and/or reimbursed	0.68	%(f)	0.68%		0.71%		0.73%		0.67%	0.71%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.67	%(f)(g)	0.67	%(g)	0.67	%(g)	0.68	%(g)	0.67%	0.71	%(g)

Net investment income	1.50	%(f)	1.65%		2.25%		2.90%		2.90%	3.04%

Supplemental Data
Net assets, end of period (000)	$3,884		$3,564		$3,494		$3,318		$2,407	$3,150

Borrowings outstanding, end of period (000)	$126,900		$126,900		$126,900		$324,360		$—	$—

Portfolio turnover rate		23%	42%		75%		77%		51%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)

	Investor A
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021		2020		2019		2018	2017

Net asset value, beginning of period	$11.47		$11.08		$11.07		$10.80		$10.88	$11.23

Net investment income(a)	0.09		0.19		0.24		0.30		0.30	0.32
Net realized and unrealized gain (loss)		(0.06)	0.39		0.02		0.27		(0.08)	(0.35)

Net increase (decrease) from investment operations	0.03		0.58		0.26		0.57		0.22	(0.03)

Distributions(b)
From net investment income		(0.08)	(0.19)		(0.24)		(0.30)		(0.30)	(0.32)
From net realized gain		(0.05)	—		(0.01)		—		—	—

Total distributions		(0.13)	(0.19)		(0.25)		(0.30)		(0.30)	(0.32)

Net asset value, end of period	$11.37		$11.47		$11.08		$11.07		$10.80	$10.88

Total Return(c)
Based on net asset value	0.34	%(d)	5.23%		2.36%		5.41%		2.07%	(0.22)%

Ratios to Average Net Assets(e)
Total expenses	0.74	%(f)	0.75%		0.80%		0.82%		0.77%	0.81%

Total expenses after fees waived and/or reimbursed	0.68	%(f)	0.69%		0.72%		0.73%		0.69%	0.70%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.68	%(f)(g)	0.68	%(g)	0.68	%(g)	0.68	%(g)	0.69%	0.70	%(g)

Net investment income	1.49	%(f)	1.64%		2.13%		2.79%		2.79%	2.93%

Supplemental Data
Net assets, end of period (000)	$4,240,485		$4,427,191		$3,978,736		$3,227,894		$2,730,622	$2,342,752

Borrowings outstanding, end of period (000)	$126,900		$126,900		$126,900		$324,360		$—	$—

Portfolio turnover rate		23%	42%		75%		77%		51%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)

	Investor C
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021		2020		2019		2018	2017

Net asset value, beginning of period	$11.48		$11.08		$11.07		$10.80		$10.88	$11.23

Net investment income(a)	0.04		0.10		0.15		0.22		0.22	0.24
Net realized and unrealized gain (loss)		(0.05)	0.40		0.02		0.27		(0.08)	(0.35)

Net increase (decrease) from investment operations		(0.01)	0.50		0.17		0.49		0.14	(0.11)

Distributions(b)
From net investment income		(0.04)	(0.10)		(0.15)		(0.22)		(0.22)	(0.24)
From net realized gain		(0.05)	—		(0.01)		—		—	—

Total distributions		(0.09)	(0.10)		(0.16)		(0.22)		(0.22)	(0.24)

Net asset value, end of period	$11.38		$11.48		$11.08		$11.07		$10.80	$10.88

Total Return(c)
Based on net asset value	(0.04	)%(d)	4.53%		1.60%		4.63%		1.31%	(0.96)%

Ratios to Average Net Assets(e)
Total expenses	1.48	%(f)	1.48%		1.51%		1.51%		1.47%	1.51%

Total expenses after fees waived and/or reimbursed	1.43	%(f)	1.44%		1.47%		1.48%		1.43%	1.45%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.43	%(f)(g)	1.43	%(g)	1.43	%(g)	1.43	%(g)	1.43%	1.44	%(g)

Net investment income	0.74	%(f)	0.90%		1.39%		2.06%		2.04%	2.19%

Supplemental Data
Net assets, end of period (000)	$118,049		$129,601		$232,884		$270,445		$327,384	$382,703

Borrowings outstanding, end of period (000)	$126,900		$126,900		$126,900		$324,360		$—	$—

Portfolio turnover rate		23%	42%		75%		77%		51%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

80	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)

	Class K
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021		2020		2019		2018	2017

Net asset value, beginning of period	$11.47		$11.08		$11.07		$10.79		$10.88	$11.22

Net investment income(a)	0.10		0.22		0.27		0.33		0.33	0.35
Net realized and unrealized gain (loss)		(0.05)	0.39		0.02		0.28		(0.09)	(0.34)

Net increase from investment operations	0.05		0.61		0.29		0.61		0.24	0.01

Distributions(b)
From net investment income		(0.10)	(0.22)		(0.27)		(0.33)		(0.33)	(0.35)
From net realized gain		(0.05)	—		(0.01)		—		—	—

Total distributions		(0.15)	(0.22)		(0.28)		(0.33)		(0.33)	(0.35)

Net asset value, end of period	$11.37		$11.47		$11.08		$11.07		$10.79	$10.88

Total Return(c)
Based on net asset value	0.49	%(d)	5.54%		2.67%		5.82%		2.28%	0.15%

Ratios to Average Net Assets(e)
Total expenses	0.41	%(f)	0.42%		0.46%		0.46%		0.44%	0.48%

Total expenses after fees waived and/or reimbursed	0.38	%(f)	0.39%		0.42%		0.43%		0.39%	0.41%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.38	%(f)(g)	0.38	%(g)	0.38	%(g)	0.38	%(g)	0.39%	0.40	%(g)

Net investment income	1.79	%(f)	1.94%		2.43%		3.09%		3.09%	3.24%

Supplemental Data
Net assets, end of period (000)	$4,614,382		$4,831,923		$4,524,990		$3,736,686		$3,012,495	$1,847,397

Borrowings outstanding, end of period (000)	$126,900		$126,900		$126,900		$324,360		$—	$—

Portfolio turnover rate		23%	42%		75%		77%		51%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund

	Institutional
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.17		$10.15	$10.15	$10.08	$10.12	$10.18

Net investment income(a)	0.02		0.07	0.15	0.16	0.11	0.07
Net realized and unrealized gain (loss)		(0.05)	0.02	—	0.07	(0.04)	(0.06)

Net increase (decrease) from investment operations		(0.03)	0.09	0.15	0.23	0.07	0.01

Distributions(b)
From net investment income		(0.02)	(0.07)	(0.15)	(0.16)	(0.11)	(0.07)
From net realized gain	—		—	—	—	—	(0.00	)(c)

Total distributions		(0.02)	(0.07)	(0.15)	(0.16)	(0.11)	(0.07)

Net asset value, end of period	$10.12		$10.17	$10.15	$10.15	$10.08	$10.12

Total Return(d)
Based on net asset value	(0.26	)%(e)	0.90%	1.47%	2.32%	0.71%	0.10%

Ratios to Average Net Assets(f)
Total expenses	0.43	%(g)	0.44%	0.46%	0.46%	0.49%	0.52%

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.36%	0.36%	0.36%	0.36%	0.37%

Net investment income	0.47	%(g)	0.70%	1.46%	1.61%	1.12%	0.66%

Supplemental Data
Net assets, end of period (000)	$544,612		$502,164	$418,338	$350,720	$360,543	$357,427

Portfolio turnover rate		47%	41%	94%	129%	153%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

82	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)

	Investor A
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.18		$10.16	$10.15	$10.08	$10.13	$10.18

Net investment income(a)	0.01		0.05	0.12	0.14	0.09	0.04
Net realized and unrealized gain (loss)		(0.05)	0.02	0.01	0.07	(0.05)	(0.05)

Net increase (decrease) from investment operations		(0.04)	0.07	0.13	0.21	0.04	(0.01)

Distributions(b)
From net investment income		(0.01)	(0.05)	(0.12)	(0.14)	(0.09)	(0.04)
From net realized gain	—		—	—	—	—	(0.00	)(c)

Total distributions		(0.01)	(0.05)	(0.12)	(0.14)	(0.09)	(0.04)

Net asset value, end of period	$10.13		$10.18	$10.16	$10.15	$10.08	$10.13

Total Return(d)
Based on net asset value	(0.37	)%(e)	0.66%	1.32%	2.08%	0.37%	(0.06)%

Ratios to Average Net Assets(f)
Total expenses	0.63	%(g)	0.64%	0.65%	0.67%	0.68%	0.72%

Total expenses after fees waived and/or reimbursed	0.59	%(g)	0.59%	0.60%	0.60%	0.60%	0.63%

Net investment income	0.21	%(g)	0.45%	1.19%	1.39%	0.85%	0.40%

Supplemental Data
Net assets, end of period (000)	$277,089		$287,551	$199,842	$109,462	$61,444	$67,193

Portfolio turnover rate		47%	41%	94%	129%	153%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)

	Investor A1
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.18		$10.16	$10.16	$10.08	$10.13	$10.19

Net investment income(a)	0.01		0.06	0.13	0.15	0.10	0.06
Net realized and unrealized gain (loss)		(0.04)	0.02	0.01	0.08	(0.05)	(0.06)

Net increase (decrease) from investment operations		(0.03)	0.08	0.14	0.23	0.05	0.00

Distributions(b)
From net investment income		(0.02)	(0.06)	(0.14)	(0.15)	(0.10)	(0.06)
From net realized gain	—		—	—	—	—	(0.00	)(c)

Total distributions		(0.02)	(0.06)	(0.14)	(0.15)	(0.10)	(0.06)

Net asset value, end of period	$10.13		$10.18	$10.16	$10.16	$10.08	$10.13

Total Return(d)
Based on net asset value	(0.31	)%(e)	0.80%	1.37%	2.32%	0.51%	(0.01)%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.51%	0.51%	0.53%	0.55%	0.56%

Total expenses after fees waived and/or reimbursed	0.46	%(g)	0.46%	0.46%	0.46%	0.46%	0.48%

Net investment income	0.28	%(g)	0.57%	1.33%	1.47%	0.98%	0.54%

Supplemental Data
Net assets, end of period (000)	$12,621		$12,930	$14,172	$15,570	$17,389	$19,724

Portfolio turnover rate		47%	41%	94%	129%	153%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

84	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)

	Investor C
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$9.88		$9.89	$9.89	$9.82	$9.86	$9.96

Net investment income (loss)(a)		(0.06)	(0.05)	0.03	0.05	—	(0.04)
Net realized and unrealized gain (loss)		(0.01)	0.04	0.02	0.08	(0.03)	(0.06)

Net increase (decrease) from investment operations		(0.07)	(0.01)	0.05	0.13	(0.03)	(0.10)

Distributions(b)
From net investment income	—		—	(0.05)	(0.06)	(0.01)	—
From net realized gain	—		—	—	—	—	(0.00	)(c)

Total distributions	—		—	(0.05)	(0.06)	(0.01)	—

Net asset value, end of period	$9.81		$9.88	$9.89	$9.89	$9.82	$9.86

Total Return(d)
Based on net asset value	(0.71	)%(e)	(0.10)%	0.46%	1.33%	(0.26)%	(0.96)%

Ratios to Average Net Assets(f)
Total expenses	1.42	%(g)	1.43%	1.43%	1.45%	1.46%	1.48%

Total expenses after fees waived and/or reimbursed	1.36	%(g)	1.36%	1.36%	1.36%	1.36%	1.39%

Net investment income (loss)	(1.20	)%(g)	(0.53)%	0.34%	0.52%	0.01%	(0.41)%

Supplemental Data
Net assets, end of period (000)	$4,649		$5,123	$10,373	$15,434	$16,825	$22,859

Portfolio turnover rate		47%	41%	94%	129%	153%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)

	Class K
	Six Months Ended 12/31/21 (unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.17		$10.15	$10.15	$10.08	$10.12	$10.18

Net investment income(a)	0.02		0.06	0.12	0.14	0.08	0.00	(b)
Net realized and unrealized gain (loss)		(0.04)	0.04	0.03	0.10	—	0.01

Net increase (decrease) from investment operations		(0.02)	0.10	0.15	0.24	0.08	0.01

Distributions(c)
From net investment income		(0.03)	(0.08)	(0.15)	(0.17)	(0.12)	(0.07)
From net realized gain	—		—	—	—	—	(0.00	)(d)

Total distributions		(0.03)	(0.08)	(0.15)	(0.17)	(0.12)	(0.07)

Net asset value, end of period	$10.12		$10.17	$10.15	$10.15	$10.08	$10.12

Total Return(e)
Based on net asset value	(0.24	)%(f)	0.95%	1.52%	2.37%	0.76%	0.13%

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.36%	0.37%	0.38%	0.38%	0.43%

Total expenses after fees waived and/or reimbursed	0.31	%(h)	0.31%	0.31%	0.31%	0.31%	0.34%

Net investment income	0.33	%(h)	0.57%	1.23%	1.43%	0.75%	0.02%

Supplemental Data
Net assets, end of period (000)	$42,020		$18,177	$7,148	$7,450	$6,719	$3,238

Portfolio turnover rate		47%	41%	94%	129%	153%	88%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

86	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Multi-State Municipal Series Trust	BlackRock New York Municipal Opportunities Fund	New York Municipal	Diversified
BlackRock Municipal Bond Fund, Inc	BlackRock High Yield Municipal Fund	High Yield Municipal	Diversified
	BlackRock National Municipal Fund	National Municipal	Diversified
	BlackRock Short-Term Municipal Fund	Short-Term Municipal	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service and Class K Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00% for all Funds other than New York Municipal Opportunities, which is subject to a maximum sales charge of 4.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Trustees of BlackRock Multi-State Municipal Series Trust and Board of Directors of BlackRock Municipal Bond Fund, Inc. are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Prior Year Reorganization: The Board and shareholders of BlackRock New York Municipal Opportunities Fund (the “Acquiring Fund”) and the Board and shareholders of BlackRock New York Municipal Bond Trust (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.

Each Common Shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such Common Shareholder’s Target Fund Common Shares, as determined at the close of business on October 23, 2020, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.

The reorganization was accomplished by a tax-free exchange of Common shares of the Acquiring Fund in the following amounts and at the following conversion ratios:

Target Fund	Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of Acquiring Fund
BlackRock New York Municipal Bond Trust	Common	2,800,434	1.44320473	Investor A	4,041,600

The Target Fund’s net assets and composition of net assets on October 23, 2020, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$43,902,809
Paid-in-capital	39,293,626
Accumulated earnings	4,609,183

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the Acquiring Fund before the reorganization were $1,548,364,641. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $1,592,267,450. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments	TOB Trust Certificates
BlackRock New York Municipal Bond Trust	$53,220,158	$48,329,859	$10,600,472

The purpose of these transactions was to combine funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on October 23, 2020.

Assuming the reorganization had been completed on July 1, 2020, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended June 30, 2021, are as follows:

•	Net investment income: $ 36,735,555

•	Net realized and change in unrealized gain/loss on investments: $ 111,168,142

•	Net increase in net assets resulting from operations: $ 147,903,697

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 26, 2020.

Reorganization costs incurred by BlackRock New York Municipal Opportunities Fund in connection with the reorganization were expensed by BlackRock New York Municipal Opportunities Fund. The Manager reimbursed the Fund $86,834, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts,) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

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Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
New York Municipal	$42,275	$228,183	$62,962	$333,420
High Yield Municipal	50,117	270,044	69,466	389,627

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Notes to Financial Statements (unaudited) (continued)

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
National Municipal	$46,121	$250,746	$73,935	$370,802

For the six months ended December 31, 2021, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
New York Municipal.	$197,702,567	$97,805,523	0.12% — 0.26%	$105,826,324	0.63%
High Yield Municipal	241,896,483	138,216,081	0.11 — 0.20	126,555,220	0.61
National Municipal	309,842,530	126,900,000	0.13 — 0.14	126,900,000	0.58

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at December 31, 2021, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at December 31, 2021.

For the six months ended December 31, 2021, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

Fund Name	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
New York Municipal	$—	—%	$10,640	0.78%

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	New York Municipal	High Yield Municipal
First $1 billion	0.47%	0.47%
$1 billion — $3 billion	0.44	0.44
$3 billion — $5 billion	0.42	0.42
$5 billion — $10 billion	0.41	0.41
Greater than $10 billion	0.40	0.40

	Investment Advisory Fees
Aggregate of Average Daily Net Assets of the Two Combined Funds(a)	National Municipal	Short-Term Municipal
First $250 Million	0.410%	0.360%
$250 Million — $400 Million	0.385	0.340
$400 Million — $550 Million	0.385	0.320
Greater than $550 Million	0.385	0.290

(a)

The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of National Municipal and Short-Term Municipal (the “two combined Funds”) that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

Service and Distribution Fees: The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	New York Municipal		High Yield Municipal		National Municipal		Short-Term Municipal
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25%	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	N/A	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2021, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor A1	Investor C	Total
New York Municipal	$—	$877,541	$44,301	$422,944	$1,344,786
High Yield Municipal	—	851,979	—	227,815	1,079,794
National Municipal	4,625	5,456,925	—	624,233	6,085,783
Short-Term Municipal	—	366,189	6,448	24,197	396,834

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2021, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional
National Municipal	$510,264
Short-Term Municipal	78,913

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$736	$—	$2,024	$1,226	$490	$19	$4,495
High Yield Municipal	920	—	1,596	—	552	129	3,197
National Municipal	25,268	86	10,672	—	1,104	9,200	46,330
Short-Term Municipal	920	—	552	70	74	6	1,622

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Notes to Financial Statements (unaudited) (continued)

For the six months ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$234,331	$—	$172,642	$21,715	$26,142	$185	$455,015
High Yield Municipal	357,165	—	144,595	0	16,321	4,634	522,715
National Municipal	2,372,692	779	1,892,615	0	44,730	37,366	4,348,182
Short-Term Municipal	202,219	—	41,866	3,480	1,697	350	249,612

Other Fees: For the six months ended December 31, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A
New York Municipal	$4,403
High Yield Municipal	19,574
National Municipal	24,786
Short-Term Municipal	1,887

For the six months ended December 31, 2021, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C
New York Municipal	$9,981	$2,140
High Yield Municipal	40,596	1,385
National Municipal	92,238	4,347
Short-Term Municipal	10,643	150

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended December 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
High Yield Municipal	$21,246
National Municipal	182,471
Short-Term Municipal	981

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. With respect to National Municipal, for the six months ended December 31, 2021, the Manager waived $930,030 in investment advisory fees pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
New York Municipal	0.50%	—	0.75%	0.60%	1.50%	0.45%
High Yield Municipal	0.54	—	0.79	—	1.54	0.49
National Municipal	0.43	0.68%	0.68	—	1.43	0.38
Short-Term Municipal	0.36	—	0.61	0.46	1.36	0.31

The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended December 31, 2021, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$407,879
High Yield Municipal	49,603
National Municipal	560,913
Short-Term Municipal	171,918

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations. For the six months ended December 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific
Fund Name	Institutional	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$51,664	$—	$506	$4,995	$183	$57,348
High Yield Municipal	44,109	—	—	4,676	3,727	52,512
National Municipal	878,096	801,452	—	13,525	37,366	1,730,439
Short-Term Municipal	75,197	—	255	488	349	76,289

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. New York Municipal, National Municipal and Short-Term Municipal are currently permitted to borrow under the Interfund Lending Program. High Yield Municipal is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2021, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
New York Municipal	$209,253,515	$167,286,385
High Yield Municipal	463,415,488	193,788,973
National Municipal	2,916,875,099	3,019,348,672
Short-Term Municipal	455,398,679	392,376,166

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of June 30, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

	New York Municipal	High Yield Municipal	Short-Term Municipal
Non-expiring capital loss carryforwards	$105,991,077	$3,027,730	$2,065,781

As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
New York Municipal	$1,451,582,509	$140,352,213	$(908,094)	$139,444,119
High Yield Municipal	2,182,785,175	183,233,720	(9,191,752)	174,041,968
National Municipal	14,147,187,337	769,173,054	(20,511,835)	748,661,219

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Notes to Financial Statements (unaudited) (continued)

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Term Municipal	$878,398,924	$2,971,973	$(1,593,359)	$1,378,614

9.	BANK BORROWINGS

The Trust and the Corporation,, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

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Notes to Financial Statements (unaudited) (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant amount of their assets in issuers located in a single state or limited number of states. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/21		Year Ended 06/30/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

New York Municipal
Institutional
Shares sold	7,801,251	$90,009,549	13,848,197	$155,507,120
Shares issued in reinvestment of distributions	666,109	7,678,461	1,348,863	15,110,397
Shares redeemed	(4,308,538)	(49,672,764)	(19,121,397)	(212,555,106)

	4,158,822	$48,015,246	(3,924,337)	$(41,937,589)

Investor A
Shares sold and automatic conversion of shares	4,801,248	$55,434,322	10,562,487	$118,504,113
Shares issued in reinvestment of distributions	584,801	6,746,245	1,315,719	14,744,743
Shares issued in reorganization	—	—	4,041,600	43,902,809
Shares redeemed	(6,066,385)	(70,015,459)	(25,511,082)	(283,643,088)

	(680,336)	$(7,834,892)	(9,591,276)	$(106,491,423)

Investor A1
Shares sold	—	$—	20	$230
Shares issued in reinvestment of distributions	61,436	708,630	136,438	1,529,710
Shares redeemed	(292,655)	(3,372,665)	(856,304)	(9,612,927)

	(231,219)	$(2,664,035)	(719,846)	$(8,082,987)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/21		Year Ended 06/30/21

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

New York Municipal (continued)
Investor C
Shares sold	308,695	$3,560,634	514,952	$5,811,463
Shares issued in reinvestment of distributions	47,586	548,558	121,711	1,362,215
Shares redeemed and automatic conversion of shares	(881,216)	(10,174,374)	(3,390,963)	(37,771,210)

	(524,935)	$(6,065,182)	(2,754,300)	$(30,597,532)

Class K
Shares sold	96,419	$1,109,164	217,388	$2,442,555
Shares issued in reinvestment of distributions	5,446	62,788	9,605	107,792
Shares redeemed	(31,044)	(358,266)	(156,270)	(1,720,212)

	70,821	$813,686	70,723	$830,135

	2,793,153	$32,264,823	(16,919,036)	$(186,279,396)

	Six Months Ended 12/31/21		Year Ended 06/30/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

High Yield Municipal
Institutional
Shares sold	43,671,084	$466,972,732	80,225,583	$812,822,260
Shares issued in reinvestment of distributions	1,393,446	14,870,528	2,092,490	21,177,896
Shares redeemed	(32,170,040)	(343,144,191)	(50,372,071)	(507,813,592)

	12,894,490	$138,699,069	31,946,002	$326,186,564

Investor A
Shares sold and automatic conversion of shares	17,218,143	$183,916,622	25,262,343	$255,762,012
Shares issued in reinvestment of distributions	952,825	10,143,387	1,469,096	14,813,468
Shares redeemed	(9,561,909)	(102,159,448)	(11,617,203)	(116,675,561)

	8,609,059	$91,900,561	15,114,236	$153,899,919

Investor C
Shares sold	548,976	$5,874,344	680,133	$6,912,015
Shares issued in reinvestment of distributions	50,099	534,732	109,135	1,096,742
Shares redeemed and automatic conversion of shares	(424,481)	(4,537,530)	(2,758,364)	(27,477,684)

	174,594	$1,871,546	(1,969,096)	$(19,468,927)

Class K
Shares sold	10,820,180	$115,493,909	8,312,590	$84,662,095
Shares issued in reinvestment of distributions	345,478	3,683,744	365,163	3,702,154
Shares redeemed	(1,556,560)	(16,599,376)	(1,897,492)	(18,998,247)

	9,609,098	$102,578,277	6,780,261	$69,366,002

	31,287,241	$335,049,453	51,871,403	$529,983,558

	Six Months Ended 12/31/21		Year Ended 06/30/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

National Municipal
Institutional
Shares sold	62,755,949	$716,733,501	160,105,364	$1,813,103,490
Shares issued in reinvestment of distributions	5,779,310	65,851,385	6,828,180	77,211,863
Shares redeemed	(43,922,915)	(501,446,381)	(80,951,041)	(914,687,595)

	24,612,344	$281,138,505	85,982,503	$975,627,758

Service
Shares sold	56,005	$636,598	57,239	$646,897
Shares issued in reinvestment of distributions	3,223	36,695	4,034	45,536
Shares redeemed	(28,239)	(322,880)	(66,051)	(744,852)

	30,989	$350,413	(4,778)	$(52,419)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/21		Year Ended 06/30/21

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

National Municipal (continued)
Investor A
Shares sold and automatic conversion of shares	40,763,743	$465,891,956	96,917,199	$1,095,484,079
Shares issued in reinvestment of distributions	4,342,184	49,510,265	5,745,103	64,978,467
Shares redeemed	(58,082,815)	(663,917,447)	(75,876,848)	(855,695,947)

	(12,976,888)	$(148,515,226)	26,785,454	$304,766,599

Investor C
Shares sold	519,771	$5,944,320	1,672,543	$18,921,004
Shares issued in reinvestment of distributions	85,364	972,813	115,070	1,299,773
Shares redeemed and automatic conversion of shares	(1,520,741)	(17,388,830)	(11,506,688)	(129,731,912)

	(915,606)	$(10,471,697)	(9,719,075)	$(109,511,135)

Class K
Shares sold	55,959,382	$640,064,156	116,520,193	$1,320,450,163
Shares issued in reinvestment of distributions	5,222,196	59,533,808	7,268,952	82,176,284
Shares redeemed	(76,549,197)	(880,238,058)	(111,027,917)	(1,245,919,943)

	(15,367,619)	$(180,640,094)	12,761,228	$156,706,504

	(4,616,780)	$(58,138,099)	115,805,332	$1,327,537,307

	Six Months Ended 12/31/21		Year Ended 06/30/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Short-Term Municipal
Institutional
Shares sold	14,141,095	$143,525,242	34,089,781	$346,989,221
Shares issued in reinvestment of distributions	66,052	670,409	202,156	2,057,745
Shares redeemed	(9,772,965)	(99,232,037)	(26,132,269)	(266,042,579)

	4,434,182	$44,963,614	8,159,668	$83,004,387

Investor A
Shares sold and automatic conversion of shares	9,072,341	$92,242,592	22,160,804	$225,757,351
Shares issued in reinvestment of distributions	31,500	319,909	112,679	1,147,978
Shares redeemed	(9,998,665)	(101,596,773)	(13,697,234)	(139,540,505)

	(894,824)	$(9,034,272)	8,576,249	$87,364,824

Investor A1
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	1,273	12,931	4,872	49,638
Shares redeemed	(25,581)	(260,029)	(129,712)	(1,321,957)

	(24,308)	$(247,098)	(124,840)	$(1,272,319)

Investor C
Shares sold	18,970	$186,703	171,961	$1,702,853
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed and automatic conversion of shares	(63,300)	(624,485)	(702,262)	(6,958,029)

	(44,330)	$(437,782)	(530,301)	$(5,255,176)

Class K
Shares sold	2,886,759	$29,263,908	1,442,077	$14,683,695
Shares issued in reinvestment of distributions	2,599	26,372	6,628	67,463
Shares redeemed	(524,950)	(5,325,442)	(365,894)	(3,725,097)

	2,364,408	$23,964,838	1,082,811	$11,026,061

	5,835,128	$59,209,300	17,163,587	$174,867,777

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Municipal Bond Fund, Inc. (the “Corporation”) and BlackRock Multi-State Municipal Series Trust (the “Trust”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund, BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Opportunities Fund (the “Funds”), each a series of the Corporation or the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors of the Corporation and the Board of Trustees of the Trust (the “Board”), on behalf of the Funds, met on November 18-19, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	99

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly/quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Fund for any particular month/quarter may be more or less than the amount of net investment income earned by a Fund during such month/quarter. The portion of distributions that exceeds a Fund current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

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Additional Information  (continued)

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	101

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

ETF	Exchange-Traded Fund

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SAW	State Aid Withholding

SOFR	Secured Overnight Financing Rate

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

VRDN	Variable Rate Demand Note

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MBNYMB-12/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: February 23, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: February 23, 2022